Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 04, 2012	Jul. 02, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Thermo Fisher Scientific Inc.
Entity Central Index Key	0000097745
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 24,767,287,000
Entity Common Stock, Shares Outstanding		365,853,610

Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 1,016.3	$ 917.1
Short-term investments, at quoted market value (cost of $4.8 and $9.6)	4.3	8.9
Accounts receivable, less allowances of $65.8 and $39.2	1,783.1	1,440.1
Inventories	1,330.1	1,153
Deferred tax assets	157.8	179.3
Other current assets	530.3	436.6
Total current assets	4,821.9	4,135
Property, Plant and Equipment, at Cost, Net	1,611.3	1,319.9
Acquisition-related Intangible Assets, net of Accumulated Amortization of $3,169.3 and $2,539.1	7,815.9	5,913.7
Other Assets	611.3	999.9
Goodwill	11,973.3	8,980.9
Total Assets	26,833.7	21,349.4
Current Liabilities:
Short-term obligations and current maturities of long-term obligations	1,272.8	105.8
Accounts payable	612.3	532.5
Accrued payroll and employee benefits	324.4	300.6
Deferred revenue	192.5	158.2
Other accrued expenses	711.1	612.7
Total current liabilities	3,113.1	1,709.8
Deferred Income Taxes	2,229.3	1,623.9
Other Long-term Liabilities	698	623.4
Long-term Obligations	5,755.2	2,031.3
Commitments and Contingencies
Shareholders' Equity:
Preferred stock, $100 par value, 50,000 shares authorized; none issued
Common stock, $1 par value, 1,200,000,000 shares authorized; 406,416,940 and 401,779,152 shares issued	406.4	401.8
Capital in excess of par value	10,152	10,019.7
Retained earnings	6,716.3	5,386.4
Treasury stock at cost, 35,033,919 and 10,409,268 shares	(1,837.1)	(490.5)
Accumulated other comprehensive items	(399.5)	43.6
Total shareholders' equity	15,038.1	15,361
Total Liabilities & Shareholders' Equity	$ 26,833.7	$ 21,349.4

Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheet Parenthetical [Abstract]
Cost of Short-term Investments	$ 4.8	$ 9.6
Accounts Receivable Allowances	65.8	39.2
Accumulated Amortization of Acquisition-related Intangible Assets	$ 3,169.3	$ 2,539.1
Preferred Stock, $100 Par Value - Par Value (in dollars per share)	$ 100	$ 100
Preferred Stock, $100 Par Value - Shares Authorized (in shares)	50,000	50,000
Preferred Stock, $100 Par Value - Shares Issued (in shares)	0	0
Common Stock, $1 Par Value - Par Value (in dollars per share)	$ 1	$ 1
Common Stock, $1 Par Value - Shares Authorized (in shares)	1,200,000,000	1,200,000,000
Common Stock, $1 Par Value - Shares Issued (in shares)	406,416,940	401,779,152
Treasury Stock at Cost (in shares)	35,033,919	10,409,268

Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Product revenues	$ 9,896.6	$ 8,977.7	$ 8,365.7
Service revenues	1,662.2	1,415.4	1,375.3
Total revenues	11,558.8	10,393.1	9,741
Costs and Operating Expenses:
Cost of product revenues	5,733.4	5,264.7	5,035.2
Cost of service revenues	1,031.4	866.9	851.3
Selling, general and administrative expenses	3,106.5	2,728.8	2,575.8
Research and development expenses	340.2	284.4	243.5
Restructuring and other costs, net	96.5	60.2	58.9
Total costs and operating expenses	10,308	9,205	8,764.7
Operating Income	1,250.8	1,188.1	976.3
Other Expense, Net	(118)	(100.4)	(122.5)
Income from Continuing Operations Before Provision for Income Taxes	1,132.8	1,087.7	853.8
Provision for Income Taxes	(109.4)	(101.6)	(46.7)
Income from Continuing Operations	1,023.4	986.1	807.1
Income from Discontinued Operations (net of income tax provision of $1.2, $29.9 and $29.1)	1.7	47	44.2
Gain (Loss) on Disposal of Discontinued Operations, Net (net of income tax provision (benefit) of $190.3, $1.5 and $(0.6))	304.8	2.5	(1)
Net Income	$ 1,329.9	$ 1,035.6	$ 850.3
Earnings per Share from Continuing Operations
Basic (in dollars per share)	$ 2.69	$ 2.45	$ 1.96
Diluted (in dollars per share)	$ 2.66	$ 2.41	$ 1.91
Earnings per Share
Basic (in dollars per share)	$ 3.49	$ 2.57	$ 2.06
Diluted (in dollars per share)	$ 3.46	$ 2.53	$ 2.01
Weighted Average Shares
Basic (in millions of shares)	380.8	403.3	412.4
Diluted (in millions of shares)	384.8	409.4	422.8

Consolidated Statement of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Income Statement Parenthetical [Abstract]
Provision for (Benefit from) Income Taxes on Income (Loss) from Discontinued Operations	$ 1.2	$ 29.9	$ 29.1
Provision for (Benefit From) Income Taxes on Gain (Loss) on Disposal of Discontinued Operations	$ 190.3	$ 1.5	$ (0.6)

Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive Income
Net income	$ 1,329.9	$ 1,035.6	$ 850.3
Other Comprehensive Items:
Currency translation adjustment	(340.8)	(27.2)	198.8
Unrealized gains on available-for-sale investments (net of tax provision of $1.1, $0.5, and $0.9)	3.6	1	2.2
Unrealized (losses) gains on hedging instruments (net of tax (benefit) provision of $(21.7), $0.1 and $0.1)	(35.4)	0.2	0.2
Pension and other postretirement benefit liability adjustments (net of tax benefit (provision) of $36.9, $9.7 and $(20.9))	(70.5)	(22.4)	36.6
Total other comprehensive items	(443.1)	(48.4)	237.8
Comprehensive Income (Loss)	$ 886.8	$ 987.2	$ 1,088.1

Consolidated Statement of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Income and Comprehensive Income [Abstract]
Tax benefit (provision) on unrealized gains and losses on available-for-sale investments included in other comprehensive income	$ (1.1)	$ (0.5)	$ (0.9)
Tax benefit (provision) on unrealized gains and losses on hedging instruments included in other comprehensive income	21.7	(0.1)	(0.1)
Tax benefit (provision) on pension and other postretirement benefit liability adjustments in other comprehensive income	$ 36.9	$ 9.7	$ (20.9)

Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income	$ 1,329.9	$ 1,035.6	$ 850.3
Income from discontinued operations	(1.7)	(47)	(44.2)
(Gain) loss on disposal of discontinued operations	(304.8)	(2.5)	1
Income from continuing operations	1,023.4	986.1	807.1
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	859.6	739.7	759.3
Change in deferred income taxes	(123.1)	(266.5)	(242.7)
Non-cash stock-based compensation	80	81.6	66.7
Non-cash interest expense on convertible debt	1.4	9.1	22.5
Non-cash charges for sale of inventories revalued at the date of acquisition	69.5	11.4	3.7
Tax benefits from stock-based compensation awards	(16.9)	(12.8)	(2.6)
Other non-cash expenses, net	48.1	63.7	63.6
Changes in assets and liabilities, excluding the effects of acquisitions and dispositions:
Accounts receivable	(114.9)	(70.1)	128.8
Inventories	(28.6)	(24.1)	106.1
Other assets	(123.1)	(78.7)	(14.3)
Accounts payable	33.8	(0.5)	(44.6)
Other liabilities	(7.3)	35.6	(15.1)
Contributions to retirement plans	(25.3)	(24.4)	(41.1)
Net cash provided by continuing operations	1,676.6	1,450.1	1,597.4
Net cash provided by discontinued operations	14.4	47.7	61.8
Net cash provided by operating activities	1,691	1,497.8	1,659.2
Investing Activities
Acquisitions, net of cash acquired	(5,690.3)	(606.2)	(637.3)
Purchase of property, plant and equipment	(260.9)	(245.4)	(197.5)
Proceeds from sale of property, plant and equipment	8.2	10.2	13.3
Proceeds from sale of investments	19.5	9	1.2
Proceeds from sale of businesses, net of cash divested	13.8	0	4.4
Proceeds from derivative instruments related to Phadia acquisition	27.6
Other investing activities, net	(6)	(10.1)	(3.2)
Net cash used in continuing operations	(5,888.1)	(842.5)	(819.1)
Net cash provided by (used in) discontinued operations	745.9	(16.4)	(10.4)
Net cash used in investing activities	(5,142.2)	(858.9)	(829.5)
Financing Activities
Net proceeds from issuance of long-term debt	4,254.1	741.4	748.2
Increase in commercial paper, net	899.3	0	0
Settlement of convertible debt	(452)	(600.8)	(615.5)
Redemption and repayment of long-term obligations	(1.4)	(505.4)	(311.5)
Purchases of company common stock	(1,337.5)	(1,012.5)	(414.6)
Net proceeds from issuance of company common stock	158.1	77.3	54.4
Tax benefits from stock-based compensation awards	16.9	12.8	2.6
Increase (decrease) in short-term notes payable	9.2	(7.9)	(21.1)
Other financing activities, net	3.9	0	0
Net cash provided by (used in) financing activities	3,550.6	(1,295.1)	(557.5)
Exchange Rate Effect on Cash	(0.2)	9.2	11.4
Increase (Decrease) in Cash and Cash Equivalents	99.2	(647)	283.6
Cash and Cash Equivalents at Beginning of Period	917.1	1,564.1	1,280.5
Cash and Cash Equivalents at End of Period	$ 1,016.3	$ 917.1	$ 1,564.1

Consolidated Statement of Shareholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Items [Member]
Balance at Dec. 31, 2008	$ 14,926.5	$ 421.8	$ 11,301.3	$ 3,500.5	$ (151.3)	$ (145.8)
Balance (in shares) at Dec. 31, 2008		421,800,000
Balance (in shares) at Dec. 31, 2008					3,800,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares under employees' and directors' stock plans (in shares)		2,100,000			300,000
Issuance of shares under employees' and directors' stock plans	54.9	2.1	63.4		(10.6)
Settlement of convertible debt	(312.8)		(312.8)
Stock-based compensation	68.1		68.1
Tax benefit related to employees' and directors' stock plans	(1.6)		(1.6)
Purchases of company common stock (in shares)					10,500,000
Purchases of company common stock	(414.6)				(414.6)
Net income	850.3			850.3
Other comprehensive items	237.8					237.8
Reclassification from temporary equity	22.3		22.3
Balance at Dec. 31, 2009	15,430.9	423.9	11,140.7	4,350.8	(576.5)	92
Balance (in shares) at Dec. 31, 2009		423,900,000
Balance (in shares) at Dec. 31, 2009					14,600,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of treasury shares (in shares)		(25,000,000)			(25,000,000)
Retirement of treasury shares		(25)	(1,081.3)		1,106.3
Issuance of shares under employees' and directors' stock plans (in shares)		2,900,000			100,000
Issuance of shares under employees' and directors' stock plans	75.6	2.9	80.5		(7.8)
Settlement of convertible debt	(216.1)		(216.1)
Stock-based compensation	83.1		83.1
Tax benefit related to employees' and directors' stock plans	10.9		10.9
Purchases of company common stock (in shares)					20,700,000
Purchases of company common stock	(1,012.5)				(1,012.5)
Net income	1,035.6			1,035.6
Other comprehensive items	(48.4)					(48.4)
Reclassification from temporary equity	1.9		1.9
Balance at Dec. 31, 2010	15,361	401.8	10,019.7	5,386.4	(490.5)	43.6
Balance (in shares) at Dec. 31, 2010	401,779,152	401,800,000
Balance (in shares) at Dec. 31, 2010	10,409,268				10,400,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares under employees' and directors' stock plans (in shares)		4,600,000			100,000
Issuance of shares under employees' and directors' stock plans	155.8	4.6	160.3		(9.1)
Settlement of convertible debt	(122.8)		(122.8)
Stock-based compensation	80.2		80.2
Tax benefit related to employees' and directors' stock plans	14.6		14.6
Purchases of company common stock (in shares)					24,500,000
Purchases of company common stock	(1,337.5)				(1,337.5)
Net income	1,329.9			1,329.9
Other comprehensive items	(443.1)					(443.1)
Balance at Dec. 31, 2011	$ 15,038.1	$ 406.4	$ 10,152	$ 6,716.3	$ (1,837.1)	$ (399.5)
Balance (in shares) at Dec. 31, 2011	406,416,940	406,400,000
Balance (in shares) at Dec. 31, 2011	35,033,919				35,000,000

Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Nature of Operations and Summary of Significant Accounting Policies [Abstract]
Nature of Operations and Summary of Significant Accounting Policies [Text Block]

Note 1.       Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

       Thermo Fisher Scientific Inc. (the company) enables customers to make the world healthier, cleaner and safer by providing analytical instruments, equipment, reagents and consumables, software and services for research, manufacturing, analysis, discovery and diagnostics. Markets served include pharmaceutical and biotech companies, hospitals and clinical diagnostic labs, universities, research institutions and government agencies, as well as environmental and industrial process control settings.

Principles of Consolidation

       The accompanying financial statements include the accounts of the company and its wholly and majority-owned subsidiaries. All material intercompany accounts and transactions have been eliminated. The company accounts for investments in businesses in which it owns between 20% and 50% using the equity method.

Discontinued Operations

       The results of several businesses have been classified and presented as discontinued operations in the accompanying financial statements (Note 15). Prior period results have been adjusted to conform to this presentation. The discontinued operations have been excluded from the following notes unless they were material. In such instances, the amounts related to the discontinued operations have been separately disclosed.

Business Segments

       Beginning in the third quarter of 2011, the company's continuing operations fall into three business segments (Note 3): Analytical Technologies; Specialty Diagnostics; and Laboratory Products and Services. Prior period segment results have been adjusted to conform to this presentation.

Revenue Recognition and Accounts Receivable

       Revenue is recognized after all significant obligations have been met, collectability is probable and title has passed, which typically occurs upon shipment or delivery or completion of services. If customer-specific acceptance criteria exist, the company recognizes revenue after demonstrating adherence to the acceptance criteria. The company recognizes revenue and related costs for arrangements with multiple deliverables, such as equipment and installation, as each element is delivered or completed based upon its relative fair value. When a portion of the customer's payment is not due until installation or other deliverable occurs, the company defers that portion of the revenue until completion of installation or transfer of the deliverable. Provisions for discounts, warranties, rebates to customers, returns and other adjustments are provided for in the period the related sales are recorded.

       The company recognizes revenue from the sale of software. License fee revenues relate primarily to sales of perpetual licenses to end-users and are recognized when a formal agreement exists, the license fee is fixed and determinable, delivery of the software has occurred and collection is probable. Software arrangements with customers often include multiple elements, including software products, maintenance and support. The company recognizes software license fees based on the residual method after all elements have either been delivered or vendor specific objective evidence (VSOE) of fair value exists for such undelivered elements. In the event VSOE is not available for any undelivered element, revenue for all elements is deferred until delivery is completed. Revenues from software maintenance and support contracts are recognized on a straight-line basis over the term of the contract, which is generally a period of one year. VSOE of fair value of software maintenance and support is determined based on the price charged for the maintenance and support when sold separately. Revenues from training and consulting services are recognized as services are performed, based on VSOE, which is determined by reference to the price customers pay when the services are sold separately.

       Service revenues represent the company's service offerings including biopharma outsourcing, asset management, diagnostic testing, training, service contracts, and field service including related time and materials. Service revenues are recognized as the service is performed. Revenues for service contracts are recognized ratably over the contract period.

       Accounts receivable are recorded at the invoiced amount and do not bear interest. The company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to pay amounts due. The allowance for doubtful accounts is the company's best estimate of the amount of probable credit losses in existing accounts receivable. The company determines the allowance based on historical write-off experience. Past due balances are reviewed individually for collectability. Account balances are charged off against the allowance when the company believes it is probable the receivable will not be recovered. The company does not have any off-balance-sheet credit exposure related to customers.

       The company records shipping and handling charges billed to customers in net sales and records shipping and handling costs in cost of product revenues for all periods presented.

       Deferred revenue in the accompanying balance sheet consists primarily of unearned revenue on service contracts, which is recognized ratably over the terms of the contracts. Substantially all of the deferred revenue in the accompanying 2011 balance sheet will be recognized within one year.

Warranty Obligations

       The company provides for the estimated cost of product warranties, primarily from historical information, in cost of product revenues at the time product revenue is recognized. While the company engages in extensive product quality programs and processes, including actively monitoring and evaluating the quality of its component supplies, the company's warranty obligation is affected by product failure rates, utilization levels, material usage, service delivery costs incurred in correcting a product failure and supplier warranties on parts delivered to the company. Should actual product failure rates, utilization levels, material usage, service delivery costs or supplier warranties on parts differ from the company's estimates, revisions to the estimated warranty liability would be required. The liability for warranties is included in other accrued expenses in the accompanying balance sheet. The changes in the carrying amount of warranty obligations are as follows:

	Year Ended
	December 31,	December 31,
(In millions)	2011	2010

Beginning Balance	$41.7	$45.1
Provision charged to income	54.4	40.9
Usage	(55.1)	(42.7)
Acquisitions	3.0	0.2
Adjustments to previously provided warranties, net	(1.2)	(1.5)
Other, net	(0.6)	(0.3)

Ending Balance	$42.2	$41.7

Income Taxes

       The company recognizes deferred income taxes based on the expected future tax consequences of differences between the financial statement basis and the tax basis of assets and liabilities, calculated using enacted tax rates in effect for the year in which the differences are expected to be reflected in the tax return.

       The financial statements reflect expected future tax consequences of uncertain tax positions that the company has taken or expects to take on a tax return presuming the taxing authorities' full knowledge of the positions and all relevant facts, but without discounting for the time value of money (Note 7).

Earnings per Share

       Basic earnings per share has been computed by dividing net income by the weighted average number of shares outstanding during the year. Except where the result would be antidilutive to income from continuing operations, diluted earnings per share has been computed using the treasury stock method for the convertible obligations and the exercise of stock options, as well as their related income tax effects (Note 8).

Cash and Cash Equivalents

       Cash equivalents consists principally of money market funds, commercial paper and other marketable securities purchased with an original maturity of three months or less. These investments are carried at cost, which approximates market value.

Investments

       The company's marketable equity and debt securities that are part of its cash management activities are considered short-term investments in the accompanying balance sheet. Such securities principally represent available-for-sale investments. In addition, the company owns marketable equity securities that represent less than 20% ownership and for which the company does not have the ability to exert significant influence. Such investments are also considered available-for-sale. All available-for-sale securities are carried at fair market value, with the difference between cost and fair market value, net of related tax effects, recorded in the “Accumulated other comprehensive items” component of shareholders' equity (Notes 11 and 12). Decreases in fair market values of individual securities below cost for a duration of six to nine months are deemed indicative of other than temporary impairment, and the company assesses the need to write down the carrying amount of the investments to fair market value through other expense, net, in the accompanying statement of income. Should a decrease in the fair market value of debt securities be deemed attributable to non-credit loss conditions, however, no impairment is recorded in the statement of income if the company has the ability and intent to hold the investment to maturity.

       Other investments for which there are not readily determinable market values are accounted for under the cost method of accounting. The company periodically evaluates the carrying value of its investments accounted for under the cost method of accounting, which provides that they are recorded at the lower of cost or estimated net realizable value. At December 31, 2011 and 2010, the company had cost method investments with carrying amounts of $11.9 million and $10.6 million, respectively, which are included in other assets.

Inventories

       Inventories are valued at the lower of cost or market, cost being determined principally by the first-in, first-out (FIFO) method with certain of the company's businesses utilizing the last-in, first-out (LIFO) method. The company periodically reviews quantities of inventories on hand and compares these amounts to the expected use of each product or product line. In addition, the company has certain inventory that is subject to fluctuating market pricing. The company assesses the carrying value of this inventory based on a lower of cost or market analysis. The company records a charge to cost of sales for the amount required to reduce the carrying value of inventory to net realizable value. Costs associated with the procurement of inventories, such as inbound freight charges, purchasing and receiving costs, and internal transfer costs, are included in cost of revenues in the accompanying statement of income. The components of inventories are as follows:

	December 31,	December 31,
(In millions)	2011	2010

Raw Materials	$335.2	$299.3
Work in Process	129.3	101.0
Finished Goods	865.6	752.7

	$1,330.1	$1,153.0

       The value of inventories maintained using the LIFO method was $181.5 million and $170.7 million at December 31, 2011 and 2010, respectively, which was below estimated replacement cost by $22.5 million and $18.9 million, respectively. The company recorded a reduction in cost of revenues as a result of the liquidation of LIFO inventories of $0.2 million, $0.9 million and $0.2 million in 2011, 2010 and 2009, respectively.

Property, Plant and Equipment

       Property, plant and equipment are recorded at cost. The costs of additions and improvements are capitalized, while maintenance and repairs are charged to expense as incurred. The company provides for depreciation and amortization using the straight-line method over the estimated useful lives of the property as follows: buildings and improvements, 25 to 40 years; machinery and equipment (including software), 3 to 10 years; and leasehold improvements, the shorter of the term of the lease or the life of the asset. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are eliminated from the accounts and the resulting gain or loss is reflected in the accompanying statement of income. Property, plant and equipment consists of the following:

	December 31,	December 31,
(In millions)	2011	2010

Land	$179.9	$137.0
Buildings and Improvements	747.4	649.0
Machinery, Equipment and Leasehold Improvements	1,647.6	1,354.4

	2,574.9	2,140.4
Less: Accumulated Depreciation and Amortization	963.6	820.5

	$1,611.3	$1,319.9

       Depreciation and amortization expense of property, plant and equipment including amortization of assets held under capital leases, was $211.7 million, $185.0 million and $179.4 million in 2011, 2010 and 2009, respectively.

Acquisition-related Intangible Assets

       Acquisition-related intangible assets include the costs of acquired product technology, patents, tradenames and other specifically identifiable intangible assets, and are being amortized using the straight-line method over their estimated useful lives, which range from 3 to 20 years. In addition, the company has tradenames and in-process research and development that have indefinite lives and which are not amortized. The company reviews other intangible assets for impairment when indication of potential impairment exists, such as a significant reduction in cash flows associated with the assets. Intangible assets with indefinite lives are reviewed for impairment annually or whenever events or changes in circumstances indicate they may be impaired. Acquisition-related intangible assets are as follows:

	December 31, 2011			December 31, 2010
		Accumulated			Accumulated
(In millions)	Gross	Amortization	Net	Gross	Amortization	Net

Continuing Operations:
Definite Lives:
Customer relationships	$6,572.6	$(2,146.5)	$4,426.1	$5,215.8	$(1,741.3)	$3,474.5
Product technology	2,268.5	(726.7)	1,541.8	1,266.7	(546.1)	720.6
Tradenames	763.0	(264.9)	498.1	605.3	(221.6)	383.7
Patents	19.5	(18.5)	1.0	19.7	(17.9)	1.8
Other	13.6	(12.7)	0.9	14.0	(12.2)	1.8

	9,637.2	(3,169.3)	6,467.9	7,121.5	(2,539.1)	4,582.4

Indefinite Lives:
Tradenames	1,326.9	—	1,326.9	1,326.9	—	1,326.9
In-process research and development	21.1	—	21.1	4.4	—	4.4

	1,348.0	—	1,348.0	1,331.3	—	1,331.3

	$10,985.2	$(3,169.3)	$7,815.9	$8,452.8	$(2,539.1)	$5,913.7

Discontinued Operations:
Definite Lives:
Customer relationships				$70.7	$(25.4)	$45.3
Product technology				55.9	(24.1)	31.8
Tradenames				70.9	(20.6)	50.3

				$197.5	$(70.1)	$127.4

       Acquisition-related intangible assets of the discontinued operations are included in other assets on the accompanying balance sheet. The estimated future amortization expense of acquisition-related intangible assets with definite lives is as follows:

(In millions)

2012	$735.5
2013	722.3
2014	685.8
2015	666.3
2016	632.9
2017 and thereafter	3,025.1

$6,467.9

       Amortization of acquisition-related intangible assets in continuing operations was $647.9 million, $554.7 million and $579.9 million in 2011, 2010 and 2009, respectively and for discontinued operations was $4.2 million, $17.0 million and $17.1 million in 2011, 2010 and 2009, respectively.

Other Assets

       Other assets in the accompanying balance sheet include deferred tax assets, insurance recovery receivables related to product liability matters, notes receivable, cash surrender value of life insurance, deferred debt expense, capitalized catalog costs, cost-method investments, investments in joint ventures, other assets and in 2010, non-current assets of discontinued operations and fair value adjustments related to interest rate swap agreements.

       The company owns 49% - 50% interests in two joint ventures and records its pro rata share of the joint ventures' results in other expense, net, in the accompanying statement of income, using the equity method of accounting. The joint ventures were formed to combine the company's capabilities with those of businesses contributed by the respective joint venture partners in the fields of integrated response technology services and disposable laboratory glass products. The results of the joint ventures were not material for any period presented. The company made purchases of products for resale from the glass products joint venture totaling $45.1 million, $44.0 million and $45.1 million in 2011, 2010 and 2009, respectively.

Goodwill

       The company assesses the realizability of goodwill annually and whenever events or changes in circumstances indicate it may be impaired. Such events or circumstances generally include the occurrence of operating losses or a significant decline in earnings associated with one or more of the company's reporting units. The company estimates the fair value of its reporting units by using forecasts of discounted future cash flows and peer market multiples. When an impairment is indicated, any excess of carrying value over the implied fair value of goodwill is recorded as an operating loss. In 2011, the company moved forward its annual test for goodwill impairment to the end of its tenth fiscal month. This date will also be used for testing in future years in an effort to complete the work earlier than testing at year-end permits. The company completed annual tests for impairment at November 4, 2011 and December 31, 2010, and determined that goodwill was not impaired.

       The changes in the carrying amount of goodwill by segment are as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Total

Balance at December 31, 2009	$1,572.3	$2,181.1	$4,938.8	$8,692.2
Acquisitions	278.6	21.3	13.9	313.8
Tax benefit from Fisher equity awards	(0.9)	(5.2)	(15.8)	(21.9)
Currency translation	(0.1)	(6.4)	2.0	(4.5)
Other	(0.4)	2.1	(0.4)	1.3

Balance at December 31, 2010	1,849.5	2,192.9	4,938.5	8,980.9
Acquisitions	1,316.9	1,828.8	18.4	3,164.1
Finalization of purchase price allocations for 2010 acquisitions	(4.4)	—	5.0	0.6
Tax benefit from Fisher equity awards	(0.1)	(0.9)	(2.7)	(3.7)
Sale of businesses	(0.1)	—	(9.9)	(10.0)
Currency translation	(7.7)	(150.1)	(1.9)	(159.7)
Other	(0.5)	(0.1)	1.7	1.1

Balance at December 31, 2011	$3,153.6	$3,870.6	$4,949.1	$11,973.3

       Goodwill of the discontinued operations of $14.7 million and $289.7 million at December 31, 2011 and 2010, respectively, is included in other assets in the accompanying balance sheet.

Asset Retirement Obligations

       The company reviews legal obligations associated with the retirement of long-lived assets that result from contractual obligations or the acquisition, construction, development and/or normal use of the assets. If it is determined that a legal obligation exists, regardless of whether the obligation is conditional on a future event, the fair value of the liability for an asset retirement obligation is recognized in the period in which it is incurred, if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset, and this additional carrying amount is depreciated over the life of the asset. The difference between the gross expected future cash flow and its present value is accreted over the life of the related lease as interest expense. At December 31, 2011 and 2010, the company had recorded asset retirement obligations of $23.7 million and $22.5 million, respectively.

Loss Contingencies

       Accruals are recorded for various contingencies, including legal proceedings, environmental, workers' compensation, product, general and auto liabilities, self-insurance and other claims that arise in the normal course of business. The accruals are based on management's judgment, historical claims experience, the probability of losses and, where applicable, the consideration of opinions of internal and/or external legal counsel and actuarial estimates. Additionally, the company records receivables from third-party insurers up to the amount of the loss when recovery has been determined to be probable. Liabilities acquired in acquisitions have been recorded at their fair value and, as such, were discounted to their present value at the dates of acquisition.

Advertising

       The company records advertising costs as expenses as incurred, except for certain direct-response advertising, which is capitalized and amortized on a straight-line basis over its expected period of future benefit, generally one to three years. The company has capitalized advertising costs of $5.7 million and $3.7 million at December 31, 2011 and 2010, respectively, included in other assets in the accompanying balance sheet. Direct-response advertising consists of external catalog production and mailing costs, and amortization begins on the date the catalogs are first mailed. Advertising expense, which includes amortization of capitalized direct-response advertising, as described above, was $29.6 million, $27.2 million and $31.1 million in 2011, 2010 and 2009, respectively. Included in advertising expense was catalog amortization of $7.2 million, $6.8 million and $11.1 million for 2011, 2010 and 2009, respectively.

Currency Translation

       All assets and liabilities of the company's non-U.S. subsidiaries are translated at year-end exchange rates, and revenues and expenses are translated at average exchange rates for the year. Resulting translation adjustments are reflected in the “Accumulated other comprehensive items” component of shareholders' equity. Currency transaction gains and losses are included in the accompanying statement of income and are not material for the three years presented.

Derivative Contracts

       The company is exposed to certain risks relating to its ongoing business operations including changes to interest rates, currency exchange rates and commodity prices. The company uses derivative instruments primarily to manage currency exchange and interest rate risks. The company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative is a hedge, depending on the nature of the hedge, changes in the fair value of the derivative are either offset against the change in fair value of the hedged item through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. Derivatives that are not designated as hedges are recorded at fair value through earnings.

       The company uses short-term forward and option currency-exchange contracts primarily to hedge certain balance sheet and operational exposures resulting from changes in currency exchange rates, predominantly intercompany loans and cash balances that are denominated in currencies other than the functional currencies of the respective operations. These contracts principally hedge transactions denominated in euro, British pounds sterling, Chinese yuan, Australian dollars and Japanese yen. The company does not hold or engage in transactions involving derivative instruments for purposes other than risk management. As of December 31, 2011, the company had no outstanding foreign exchange contracts that were hedging anticipated purchases or sales.

Cash flow hedges. For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. As of December 31, 2011, the company had no outstanding derivative contracts that were accounted for as cash flow hedges.

Fair value hedges. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk, are recognized in earnings. During 2009, 2010 and 2011, in connection with new debt issuances, the company entered into interest rate swap arrangements. The company includes the gain or loss on the hedged items (fixed-rate debt) in the same line item (interest expense) as the offsetting loss or gain on the related interest rate swaps. All of the company's interest rate swap arrangements were terminated in 2011 (Note 9).

Use of Estimates

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In addition, significant estimates were made in estimating future cash flows to assess potential impairment of assets, and in determining the ultimate loss from selling discontinued operations and abandoning leases at facilities being exited (Note 14). Actual results could differ from those estimates.

Recent Accounting Pronouncements

       In December 2011, the FASB issued new guidance which requires enhanced disclosures on offsetting amounts within the balance sheet, including disclosing gross and net information about instruments and transactions eligible for offset or subject to a master netting or similar agreement. The guidance is effective for the company beginning January 1, 2013 and is to be applied retrospectively. The adoption of this guidance, which is related to disclosure only, will not have an impact on the company's consolidated financial position, results of operations or cash flows.

       In September 2011, the FASB issued revised guidance requiring entities to provide additional qualitative and quantitative disclosures about an employer's participation and financial obligations in a multiemployer pension plan. The new rule is intended to increase transparency about an employer's participation in a multiemployer pension plan. The new guidance was effective in 2011. Adoption of this standard did not have an impact on the company's results of operations or financial position.

       In September 2011, the FASB modified existing rules to allow entities to use a qualitative approach to test goodwill for impairment. The revised guidance permits an entity to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If impairment is deemed more likely than not, management would perform the currently prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. This guidance will be effective for the company on January 1, 2012. Adoption of this standard will not have an impact on the company's results of operations or financial position.

       In June 2011, the FASB issued new guidance pertaining to the presentation of comprehensive income. The new rule eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. The standard is intended to provide a more consistent method of presenting non-owner transactions that affect the company's equity. Under the new guidance, an entity can elect to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. The new guidance will be effective for the company on January 1, 2012 and will not have an impact on the company's results of operations or financial position.

       In May 2011, the FASB amended existing rules covering fair value measurement and disclosure to clarify guidance and minimize differences between U.S. GAAP and International Financial Reporting Standards (IFRS). The new guidance requires entities to provide information about valuation techniques and unobservable inputs used in Level 3 fair value measurements and provide a narrative description of the sensitivity of Level 3 measurements to changes in unobservable inputs. The guidance will be effective for the company on January 1, 2012 and is not expected to have a material impact on its financial statements.

Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2011
Acquisitions and Dispositions Disclosure
Acquisitions and Dispositions

Note 2.       Acquisitions and Dispositions

2011 Acquisitions

       On May 19, 2011, the company entered into an agreement to acquire the Phadia group, a global leader in allergy and autoimmunity diagnostics, headquartered in Sweden. Phadia develops, manufactures and markets complete blood-test systems to support the clinical diagnosis and monitoring of allergy and autoimmune diseases. Phadia has been a pioneer in bringing new allergy diagnostic tests to market and is a global leader for in vitro allergy diagnostics and a European leader in autoimmunity diagnostics. The Specialty Diagnostics segment completed the acquisition in August 2011, for a total purchase price of $3.54 billion, net of cash acquired, including the repayment of $2.14 billion of indebtedness owed by Phadia to the seller and third-party lenders. Phadia's revenues in 2010 totaled €367 million (approximately $525 million based on exchange rates at the time of the acquisition agreement announcement). The purchase price exceeded the fair value of the acquired net assets and, accordingly, $1.82 billion was recorded as goodwill, substantially none of which is tax deductible.

       On December 13, 2010, the company and Dionex Corporation, a leading manufacturer and marketer of chromatography systems, announced that their Boards of Directors unanimously approved a transaction under which Thermo Fisher would acquire all of the outstanding shares of Dionex. Dionex, headquartered in Sunnyvale, California, is a global leader in the manufacturing and marketing of ion and liquid chromatography and sample preparation systems, consumables, and software for chemical analysis. Dionex systems are used worldwide in environmental analysis and by the life sciences, chemical, petrochemical, food and beverage, power generation, and electronics industries. Their expertise in applications and instrumentation helps analytical scientists to evaluate and develop pharmaceuticals, establish environmental regulations, and produce better industrial products. The Analytical Technologies segment completed the acquisition in May 2011, for a total purchase price of $2.03 billion, net of cash acquired. Revenues of Dionex totaled $420 million in its fiscal year ended June 30, 2010. The purchase price exceeded the fair value of the acquired net assets and, accordingly, $1.32 billion was recorded as goodwill, substantially none of which is tax deductible.

       In addition, in 2011, the Laboratory Products and Services segment acquired a U.S.-based manufacturer of clinical and diagnostic assays and platforms for rapid and sensitive protein biomarker analysis; a U.K.-based provider of single-use plastic products serving the microbiology, life sciences and clinical markets and certain operating assets of a Singapore-based distributor of laboratory equipment and consumables. The Specialty Diagnostics segment also acquired a provider of microbiology solutions, including blood culture identification and antibiotic susceptibility testing products with operations in both the U.S. and U.K. The aggregate consideration paid for these acquisitions was $97 million, net of cash acquired. Separately, the company's discontinued operations acquired a manufacturer of laboratory workstations and fume hoods for $8 million.

       The company made contingent purchase price and post closing adjustment payments totaling $35 million in 2011, for acquisitions completed prior to 2011. The contingent purchase price payments were contractually due to the sellers upon achievement of certain performance criteria at the acquired businesses.

2010 Acquisitions

       In February 2010, the Analytical Technologies segment acquired Ahura Scientific, Inc., a U.S.-based provider of handheld spectroscopy instruments that are used worldwide in the identification of chemicals for safety, security and pharmaceutical applications, for $147 million, net of cash acquired, plus up to $25 million of additional contingent consideration based upon the achievement of specified operating results in 2010, of which the company recorded $20 million as the fair value at the acquisition date and an additional $5 million as a charge to selling, general and administrative expense in December 2010. The $25 million was paid in early 2011. The acquisition expands the segment's portfolio of portable analytical devices. Revenues of Ahura Scientific totaled $45 million in 2009. The purchase price exceeded the fair value of the acquired net assets and, accordingly, $110 million was allocated to goodwill, none of which is tax deductible.

       In March 2010, the Analytical Technologies segment acquired Finnzymes, a Finland-based provider of integrated tools for molecular biology analysis, including reagents, instruments, consumables and kits, for $58 million, net of cash acquired. The acquisition expands the company's portfolio of reagents and other consumables for the molecular biology research and diagnostics markets. Finnzymes reported revenues of $20 million in 2009. The purchase price exceeded the fair value of the acquired net assets and, accordingly, $25 million was allocated to goodwill, none of which is tax deductible.

       In July 2010, the Analytical Technologies segment acquired Fermentas International Inc., a manufacturer and global distributor of enzymes, reagents and kits for molecular and cellular biology research, with principal operations in Lithuania, for $260 million, net of cash acquired. The acquisition expands the company's ability to provide complete workflows for genomics research. Fermentas reported revenues of approximately $55 million in 2009. The purchase price exceeded the fair value of the acquired net assets and, accordingly, $117 million was allocated to goodwill, none of which is tax deductible.

       In addition, in 2010, the Analytical Technologies segment acquired a developer of tunable diode-based spectroscopy systems; a provider of liquid chromatography and software solutions for proteomics analysis; a developer and manufacturer of miniature handheld near-infrared analyzers; a developer and manufacturer of low-frequency microwave moisture analyzers; a life sciences custom media developer; a developer and manufacturer of laboratory water purification systems, and an India-based distributor of scientific bulk elemental and other products. The Laboratory Products and Services segment acquired an Australian-based provider of laboratory chemicals, consumables and instruments. The aggregate consideration for these acquisitions was $146 million plus $3 million of contingent consideration, paid primarily in 2011.

       The company made contingent purchase price payments totaling $5 million in 2010, for acquisitions completed prior to 2010.

2009 Acquisitions

       In April 2009, the Laboratory Products and Services segment acquired Biolab, an Australia-based provider of analytical instruments, life science consumables and laboratory equipment, for AUD 180 million (USD $132 million), net of cash acquired. The acquisition broadened the geographic reach of the company's customer channels. Revenue of Biolab totaled AUD 178 million in its fiscal year ended May 2009. The purchase price exceeded the fair value of the acquired net assets and, accordingly, $62 million was allocated to goodwill, none of which is tax deductible.

       In October 2009, the Analytical Technologies segment acquired B.R.A.H.M.S. AG, a leading provider of specialty diagnostic tests, as well as intensive care treatments and prenatal screening, for 331 million euro (approximately $482 million including the assumption of $32 million of debt). The acquisition of B.R.A.H.M.S. increased the breadth of the company's specialty diagnostics portfolio and provided a significant reagent manufacturing center in Europe. B.R.A.H.M.S. reported revenues in 2008 of 75 million euro. The purchase price exceeded the fair value of the acquired net assets and, accordingly, $183 million was allocated to goodwill, none of which is tax deductible.

       In addition, in 2009 the Analytical Technologies segment acquired a culture media manufacturer and distributor in Malaysia and Singapore; the remaining interest in a Mexico-based manufacturer and distributor of bulk weighing products; and a developer of advanced, miniaturized gas chromatography instruments. The Laboratory Products and Services segment acquired a Spain-based distributor of laboratory instrumentation and equipment and a Sweden-based distributor of clinical chemistry analysis instruments. The aggregate consideration for these acquisitions was $38 million.

       The company paid contingent purchase price obligations of $22 million in 2009 for several acquisitions completed prior to 2009.

       The company's acquisitions have historically been made at prices above the fair value of the acquired identifiable assets, resulting in goodwill, due to expectations of the synergies that will be realized by combining the businesses. These synergies include the elimination of redundant facilities, functions and staffing; use of the company's existing commercial infrastructure to expand sales of the acquired businesses' products; and use of the commercial infrastructure of the acquired businesses to cost-effectively expand sales of company products.

       Acquisitions have been accounted for using the purchase method of accounting, and the acquired companies' results have been included in the accompanying financial statements from their respective dates of acquisition. Acquisition transaction costs are recorded in selling, general and administrative expenses. The net assets acquired have been recorded based on estimates of fair value and, for acquisitions completed within the past year, are subject to adjustment upon finalization of the valuation process. The company is not aware of any information that indicates the final valuations will differ materially from the preliminary estimates.

       The components of the purchase price and net assets acquired for 2011 acquisitions are as follows:

(In millions)	Phadia	Dionex	Other	Total

Purchase Price
Cash paid	$3,655.2	$2,140.8	$97.7	$5,893.7
Debt assumed	0.3	3.2	—	3.5
Purchase price payable	—	—	0.4	0.4
Fair value of contingent consideration	—	—	1.4	1.4
Cash acquired	(117.2)	(114.9)	(0.9)	(233.0)

	$3,538.3	$2,029.1	$98.6	$5,666.0

Net Assets Acquired
Current assets	$323.5	$227.8	$25.0	$576.3
Property, plant and equipment	150.2	84.4	29.0	263.6
Intangible assets:
Customer relationships	956.8	495.3	17.6	1,469.7
Product technology	696.3	350.2	20.0	1,066.5
In-process research and development	—	18.3	—	18.3
Tradenames and other	132.6	35.7	3.6	171.9
Goodwill	1,817.3	1,316.9	29.9	3,164.1
Other assets	67.9	4.1	1.1	73.1
Liabilities assumed	(606.3)	(503.6)	(27.6)	(1,137.5)

	$3,538.3	$2,029.1	$98.6	$5,666.0

       The weighted-average amortization periods for intangible assets acquired in 2011 are 14 years for customer relationships, 11 years for product technology and 14 years for tradenames and other. The weighted average amortization period for all intangible assets in the above table is 13 years.

       The components of the purchase price and net assets acquired for 2010 acquisitions, as revised in 2011 for finalization of the valuation process are as follows:

(In millions)	Ahura Scientific	Finnzymes	Fermentas	Other	Total

Purchase Price
Cash paid	$164.0	$59.0	$278.7	$150.6	$652.3
Debt assumed	0.6	—	3.6	1.1	5.3
Fair value of contingent consideration	19.6	—	—	3.9	23.5
Cash acquired	(17.8)	(0.7)	(21.9)	(5.4)	(45.8)

	$166.4	$58.3	$260.4	$150.2	$635.3

Net Assets Acquired
Current assets	$22.3	$6.1	$23.3	$29.4	$81.1
Property, plant and equipment	3.3	3.4	9.6	4.1	20.4
Intangible assets:
Customer relationships	46.1	16.1	67.9	40.6	170.7
Product technology	30.4	18.6	73.5	24.8	147.3
In-process research and development	—	—	—	4.4	4.4
Tradenames and other	0.4	0.1	5.3	4.4	10.2
Goodwill	109.9	24.8	117.2	62.5	314.4
Other assets	0.1	2.0	3.0	9.0	14.1
Liabilities assumed	(46.1)	(12.8)	(39.4)	(29.0)	(127.3)

	$166.4	$58.3	$260.4	$150.2	$635.3

       The weighted-average amortization periods for intangible assets acquired in 2010 are 10 years for customer relationships, 9 years for product technology and 10 years for tradenames and other. The weighted average amortization period for all intangible assets in the above table is 9 years.

       The components of the purchase price and net assets acquired for 2009 acquisitions, as revised in 2010 for finalization of the valuation process are as follows:

(In millions)	Biolab	B.R.A.H.M.S.	Other	Total

Purchase Price
Cash paid	$132.9	$454.1	$35.9	$622.9
Debt assumed	—	32.3	0.9	33.2
Fair value of contingent consideration	—	—	0.6	0.6
Cash acquired	(1.3)	(4.8)	(0.2)	(6.3)
Other	—	—	0.9	0.9

	$131.6	$481.6	$38.1	$651.3

Net Assets Acquired
Current assets	$38.2	$47.4	$6.5	$92.1
Property, plant and equipment	3.3	32.9	0.8	37.0
Intangible assets:
Customer relationships	51.4	203.8	6.7	261.9
Product technology	0.9	135.2	6.9	143.0
Tradenames and other	1.3	9.4	0.2	10.9
Goodwill	62.3	183.4	24.0	269.7
Other assets	—	3.5	—	3.5
Liabilities assumed	(25.8)	(134.0)	(7.0)	(166.8)

	$131.6	$481.6	$38.1	$651.3

       The weighted-average amortization periods for intangible assets acquired in 2009 are 11 years for customer relationships, 9 years for product technology and 8 years for tradenames and other. The weighted average amortization period for all intangible assets in the above table is 11 years.

       Had the acquisitions of Phadia and Dionex been completed as of the beginning of 2010, the company's pro forma results for 2011 and 2010 would have been as follows:

(In millions except per share amounts)	2011	2010

Revenues	$12,111.1	$11,302.2

Income from Continuing Operations	$1,134.1	$805.2

Net Income	$1,440.5	$854.7

Earnings per Share from Continuing Operations:
Basic	$2.98	$2.00
Diluted	$2.95	$1.97

Earnings per Share:
Basic	$3.78	$2.12
Diluted	$3.74	$2.09

       Pro forma results include the following non-recurring pro forma adjustments that were directly attributable to the business combinations:

         Pre-tax reduction in revenue of $13.1 million in 2010 and $1.1 million in 2011, due to the impact of revaluing Dionex deferred revenue obligations to fair value.
         Pre-tax charge to cost of revenues of $89.6 million in 2010, for the sale of Phadia and Dionex inventories revalued at the date of acquisition.
         Pre-tax charge of $21.2 million in 2010, relating to monetizing equity awards held by Dionex employees at the date of acquisition.
         Pre-tax charge of $80.7 million in 2010, for acquisition-related transaction costs incurred by both the company and the acquirees.

       The company's results would not have been materially different from its pro forma results had the company's other 2011 and 2010 acquisitions occurred at the beginning of 2010.

Dispositions

       In May 2011, the company sold a manufacturer of heating equipment for $14 million and recorded a pre-tax loss on the sale of $3 million, included in restructuring and other costs, net. Operating results of the business were not material.

       On April 4, 2011, the company sold, in separate transactions, its Athena Diagnostics business (Athena) for $740 million in cash and its Lancaster Laboratories business (Lancaster) for $180 million in cash and escrowed proceeds of $20 million, due in October 2012. The sale of these businesses resulted in an after-tax gain of approximately $304 million or $0.79 per diluted share. Athena provides diagnostic testing for neurological and other diseases, with an emphasis on gene-based tests. Lancaster is a contract-testing laboratory that provides analytical laboratory services. The results of both businesses have been included in the accompanying financial statements as discontinued operations for all periods presented. Operating results and balance sheet data of these businesses were as follows:

(In millions)	2011	2010	2009

Revenues	$54.3	$226.2	$205.3
Pre-tax Income	9.1	58.9	46.6

			December 31,
			2010

Other Current Assets			$64.8
Other Assets			451.0
Other Accrued Expenses			17.6
Other Long-term Liabilities			58.4

       The company sold four small business units in 2009 and recorded gains aggregating $0.6 million, included in restructuring and other costs, net, in the accompanying statement of income. The net cash proceeds were $4.4 million. Operating results of the businesses were not material.

Business Segment Information	12 Months Ended
Dec. 31, 2011
Business Segments
Business Segment Information

Note 3.       Business Segment and Geographical Information

       During the third quarter of 2011, the company established a new financial reporting segment, called Specialty Diagnostics, following the acquisition of Phadia (see Note 2). In addition, the company transferred management responsibility and the related financial reporting and monitoring for a product line between segments. The company has historically moved a product line between segments when a shift in strategic focus of either the product line or a segment more closely aligns the product line with a segment different than that in which it had previously been reported. Prior period segment information has been reclassified to reflect this transfer and the new segment reporting.

       The company's continuing operations fall into three business segments as follows:

       Analytical Technologies: provides a broad offering of instruments, reagents, consumables, software and services that are used for a range of applications in the laboratory, on the production line and in the field. These products are used by customers in all four of the company's key end markets: healthcare and diagnostics; pharmaceutical and biotechnology; academic and government; and industrial and applied.

       Specialty Diagnostics: provides a wide range of diagnostic test kits, reagents, culture media, instruments and associated products used to increase the speed and accuracy of diagnoses. These products are used by customers in healthcare, clinical, pharmaceutical, industrial and food safety laboratories.

       Laboratory Products and Services: provides virtually everything needed for the laboratory, including a combination of self-manufactured and sourced products and an extensive service offering. These products and services are used by customers in pharmaceutical, biotechnology, academic, government and other research and industrial markets, as well as the clinical laboratory.

       The company's management evaluates segment operating performance based on operating income before certain charges/credits to cost of revenues and selling, general and administrative expenses, principally associated with acquisition accounting; restructuring and other costs/income including costs arising from facility consolidations such as severance and abandoned lease expense and gains and losses from the sale of real estate and product lines; and amortization of acquisition-related intangible assets. The company uses this measure because it helps management understand and evaluate the segments' core operating results and facilitates comparison of performance for determining compensation.

Business Segment Information

(In millions)	2011	2010	2009

Revenues
Analytical Technologies	$3,845.4	$3,238.2	$2,918.8
Specialty Diagnostics	2,469.9	2,149.0	2,150.4
Laboratory Products and Services	5,762.9	5,473.0	5,073.7
Eliminations	(519.4)	(467.1)	(401.9)

Consolidated revenues	11,558.8	10,393.1	9,741.0

Segment Income
Analytical Technologies (a)	720.0	550.1	456.9
Specialty Diagnostics (a)	598.4	487.9	457.7
Laboratory Products and Services (a)	810.9	781.2	708.7

Subtotal reportable segments (a)	2,129.3	1,819.2	1,623.3

Cost of revenues charges	(72.6)	(13.2)	(6.7)
Selling, general and administrative charges, net	(61.5)	(3.0)	(1.5)
Restructuring and other costs, net	(96.5)	(60.2)	(58.9)
Amortization of acquisition-related intangible assets	(647.9)	(554.7)	(579.9)

Consolidated operating income	1,250.8	1,188.1	976.3
Other expense, net (b)	(118.0)	(100.4)	(122.5)

Income from continuing operations before provision for income taxes	$1,132.8	$1,087.7	$853.8

Depreciation
Analytical Technologies	$61.0	$54.6	$54.2
Specialty Diagnostics	50.1	37.3	33.5
Laboratory Products and Services	100.6	93.1	91.7

Consolidated depreciation	$211.7	$185.0	$179.4

(a)	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)	The company does not allocate other expense, net to its segments.

(In millions)	2011	2010	2009

Total Assets
Analytical Technologies	$6,262.8	$4,266.4	$3,731.5
Specialty Diagnostics	8,319.6	4,575.9	4,827.3
Laboratory Products and Services	10,713.9	10,768.1	10,797.1
Corporate/Other (c)	1,537.4	1,739.0	2,269.1

Consolidated total assets	$26,833.7	$21,349.4	$21,625.0

Capital Expenditures
Analytical Technologies	$71.3	$45.6	$36.6
Specialty Diagnostics	63.2	51.0	47.2
Laboratory Products and Services	113.9	123.4	81.7
Corporate/Other	12.5	25.4	32.0

Consolidated capital expenditures	$260.9	$245.4	$197.5

(c)	Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices and assets of the discontinued operations.

Geographical Information

(In millions)	2011	2010	2009

Revenues (d)
United States	$6,023.9	$5,806.8	$5,528.5
Germany	698.3	592.9	541.3
China	559.6	405.3	352.7
United Kingdom	472.3	409.6	418.6
Other	3,804.7	3,178.5	2,899.9

	$11,558.8	$10,393.1	$9,741.0

Long-lived Assets (e)
United States	$797.9	$708.5	$673.6
Germany	158.6	121.7	127.9
United Kingdom	209.2	170.4	158.2
Other	445.6	319.3	292.8

	$1,611.3	$1,319.9	$1,252.5

(d)	Revenues are attributed to countries based on customer location.
(e)	Includes property, plant and equipment, net.

Other Expense, Net	12 Months Ended
Dec. 31, 2011
Other Expense, Net Disclosure
Other Expense, Net

Note 4.       Other Expense, Net

       The components of other expense, net, in the accompanying statement of income are as follows:

(In millions)	2011	2010	2009

Interest Income	$26.8	$12.4	$16.1
Interest Expense	(175.3)	(84.7)	(118.0)
Other Items, Net	30.5	(28.1)	(20.6)

	$(118.0)	$(100.4)	$(122.5)

Other Items, Net

       In 2011, other items, net includes $28 million of gains on currency exchange contracts associated with the acquisition of Phadia and an $18 million gain on the sale of an equity investment accounted for under the cost method, offset in part by $10 million of fees associated with a short-term financing commitment to fund the Phadia acquisition.

       During 2010, the company redeemed all of its outstanding 6 1/8% Senior Subordinated Notes due 2015. The company recorded a loss on the early extinguishment of debt of $17 million, principally as a result of this redemption. The company recorded $8 million of fees associated with short-term financing commitments for the purchase of Dionex (Note 2).

       During 2009, the company redeemed all of its outstanding 6.75% Senior Subordinated Notes due 2014 and settled a tender offer for its 2.50% Convertible Senior Notes due 2023. As a result of these transactions, the company recorded a loss on the early extinguishment of debt of $15 million.

Stockbased Compensation Expense	12 Months Ended
Dec. 31, 2011
Stock-based Compensation Expense Disclosure [Abstract]
Stock-based Compensation Expense

Note 5.       Stock-based Compensation Plans

       The company has stock-based compensation plans for its key employees, directors and others. These plans permit the grant of a variety of stock and stock-based awards, including restricted stock, stock options or performance-based shares, as determined by the compensation committee of the company's Board of Directors or for certain non-officer grants, by the company's employee equity committee, which consists of its chief executive officer. Options granted under these plans generally vest over 3-5 years with terms of 7-10 years, assuming continued employment with certain exceptions. The company's practice is to grant options at fair market value. The company generally issues new shares of its common stock to satisfy option exercises. Grants of stock options and restricted stock on or after November 9, 2006, provide that in the event of both a change in control of the company and a qualifying termination of an option holder's employment, all options and service-based restricted stock awards held by the recipient become immediately vested (unless an employment or other agreement with the employee provides for different treatment).

       Compensation cost is based on the grant-date fair value and is recognized ratably over the requisite vesting period or to the retirement date for retirement eligible employees, if earlier.

       The components of pre-tax stock-based compensation expense are as follows:

(In millions)	2011	2010	2009

Stock Option Awards	$49.4	$48.6	$41.4
Restricted Share/Unit Awards	30.6	33.0	25.3

Total Stock-based Compensation Expense	$80.0	$81.6	$66.7

	Stock-based compensation expense is included in the accompanying statement of income as follows:

(In millions)	2011	2010	2009

Cost of Revenues	$5.7	$5.8	$6.1
Selling, General and Administrative Expenses	72.4	74.0	58.5
Research and Development Expenses	1.9	1.8	2.1

Total Stock-based Compensation Expense	$80.0	$81.6	$66.7

       The company has elected to recognize any excess income tax benefits from stock option exercises in capital in excess of par value only if an incremental income tax benefit would be realized after considering all other tax attributes presently available to the company. The company measures the tax benefit associated with excess tax deductions related to stock-based compensation expense by multiplying the excess tax deductions by the statutory tax rates. The company uses the incremental tax benefit approach for utilization of tax attributes. Tax benefits recognized in capital in excess of par value on the accompanying balance sheet were $14.6 million and $10.9 million, respectively, in 2011 and 2010. A tax charge of $1.6 million was recorded in capital in excess of par value in 2009 for the excess of deferred tax asset over actual tax benefits realized at option exercise.

Stock Options

       The fair value of most option grants is estimated using the Black-Scholes option pricing model. For option grants that require the achievement of both service and market conditions, a lattice model is used to estimate fair value. The fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Expected volatility was calculated based on the historical volatility of the company's stock. Historical data on exercise patterns is the basis for estimating the expected life of an option. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term which approximates the expected life assumed at the date of grant. The compensation expense recognized for all stock-based awards is net of estimated forfeitures. Forfeitures are estimated based on an analysis of actual option forfeitures.

       The weighted average assumptions used in the Black-Scholes option pricing model are as follows:

	2011	2010	2009

Expected Stock Price Volatility	33%	32%	31%
Risk Free Interest Rate	1.7%	2.0%	2.2%
Expected Life of Options (years)	4.1	4.1	3.8
Expected Annual Dividend	$—	$—	$—

       The weighted average per share grant-date fair values of options granted during 2011, 2010 and 2009 were $15.79, $14.12 and $10.41, respectively. The total intrinsic value of options exercised during the same periods was $85.3 million, $48.1 million and $20.7 million, respectively. The intrinsic value is the difference between the market value of the shares on the exercise date and the exercise price of the option.

       A summary of option activity as of December 31, 2011 and changes during the three years then ended is presented below:

	Shares (in millions)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (a) (in millions)

Outstanding at December 31, 2008	16.1	$40.72
Granted	7.3	37.45
Exercised	(1.7)	31.77
Canceled / Expired	(1.8)	50.43

Outstanding at December 31, 2009	19.9	39.39
Granted	4.3	49.61
Exercised	(2.4)	31.96
Canceled / Expired	(0.8)	44.55

Outstanding at December 31, 2010	21.0	42.15
Granted	3.7	54.74
Exercised	(4.1)	38.46
Canceled / Expired	(1.0)	48.11

Outstanding at December 31, 2011	19.6	45.00	4.1

Vested and Unvested Expected to Vest at
December 31, 2011	19.1	44.80	4.1	$78.4

Exercisable at December 31, 2011	10.8	41.77	2.9	$63.4

(a)       Market price per share on December 31, 2011 was $44.97. The intrinsic value is zero for options with exercise prices above the market price.

       As of December 31, 2011, there was $80 million of total unrecognized compensation cost related to unvested stock options granted. The cost is expected to be recognized through 2015 with a weighted average amortization period of 2.7 years.

Restricted Share/Unit Awards

       The company awards to a number of key employees restricted company common stock or restricted units that convert into an equivalent number of shares of common stock. The awards generally vest in annual installments over three years, assuming continued employment, with some exceptions. Vesting of the awards is contingent upon meeting certain service conditions and may also be contingent upon meeting certain performance and/or market conditions. The fair market value of the award at the time of the grant is amortized to expense over the period of vesting. Recipients of restricted shares have the right to vote such shares and receive cash dividends, whereas recipients of restricted units have no voting rights but are entitled to receive dividend equivalents. The fair value of service- and performance-based restricted share/unit awards is determined based on the number of shares/units granted and the market value of the company's shares on the grant date. For awards with market-based vesting conditions, the company uses a lattice model to estimate the grant-date fair value of the award.

       A summary of the status of the company's restricted shares/units as of December 31, 2011 and changes during the three years then ended are presented below:

	Shares (in thousands)	Weighted Average Grant-Date Fair Value

Unvested at December 31, 2008	795	$47.80
Granted	1,475	39.76
Vested	(436)	46.34
Forfeited	(163)	43.59

Unvested at December 31, 2009	1,671	41.99
Granted	704	49.43
Vested	(499)	42.00
Forfeited	(92)	39.56

Unvested at December 31, 2010	1,784	45.05
Granted	572	54.96
Vested	(504)	42.14
Forfeited	(104)	48.03

Unvested at December 31, 2011	1,748	48.96

       At December 31, 2011, the vesting of 488,500 unvested restricted units is contingent upon the company's future stock price performance exceeding that of a specified index. The total fair value of shares vested during 2011, 2010 and 2009 was $21.2 million, $21.0 million and $20.2 million, respectively.

       As of December 31, 2011, there was $40 million of total unrecognized compensation cost related to unvested restricted share/unit awards. The cost is expected to be recognized through 2015 with a weighted average amortization period of 2.0 years.

Employee Stock Purchase Plans

       Qualifying employees are eligible to participate in an employee stock purchase plan sponsored by the company. Shares may be purchased under the program at 95% of the fair market value at the end of the purchase period and the shares purchased are not subject to a holding period. Shares are purchased through payroll deductions of up to 10% of each participating employee's gross wages. The company issued 139,000, 127,000 and 139,000 shares, respectively, of its common stock for the 2011, 2010 and 2009 plan years, which ended on December 31.

Pension and Other Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2011
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

Note 6.       Pension and Other Postretirement Benefit Plans

401(k) Savings Plan and Other Defined Contribution Plans

       The company's 401(k) savings and other defined contribution plans cover the majority of the company's eligible U.S. and certain non-U.S. employees. Contributions to the plans are made by both the employee and the company. Company contributions are based on the level of employee contributions. Company contributions to these plans are based on formulas determined by the company. In 2011, 2010 and 2009, the company charged to expense $79.4 million, $57.8 million and $59.4 million, respectively, related to its defined contribution plans.

Defined Benefit Pension Plans

       Employees of a number of the company's non-U.S. and certain U.S. subsidiaries participate in defined benefit pension plans covering substantially all full-time employees at those subsidiaries. Some of the plans are unfunded, as permitted under the plans and applicable laws. The company also maintains postretirement healthcare programs at several acquired businesses where certain employees are eligible to participate. The costs of the postretirement healthcare programs are funded on a self-insured and insured-premium basis.

       The company recognizes the funded status of defined benefit pension and other postretirement benefit plans as an asset or liability. This amount is defined as the difference between the fair value of plan assets and the benefit obligation. The company is required to recognize as a component of other comprehensive income, net of tax, the actuarial (gains) losses and prior service costs (credits) that arise but were not previously required to be recognized as components of net periodic benefit cost. Other comprehensive income is adjusted as these amounts are later recognized in income as components of net periodic benefit cost.

       When a company with a pension plan is acquired, any excess of projected benefit obligation over the plan assets is recognized as a liability and any excess of plan assets over the projected benefit obligation is recognized as an asset. The recognition of a new liability or a new asset results in the elimination of (a) previously existing unrecognized net gain or loss and (b) unrecognized prior service cost.

       The company funds annually, at a minimum, the statutorily required minimum amount as actuarially determined. During 2011, 2010 and 2009, the company made contributions of approximately $25.3 million, $24.4 million and $41.1 million, respectively. Contributions are estimated at between $20 and $30 million for 2012.

       The following table provides a reconciliation of benefit obligations and plan assets of the company's domestic and non-U.S. pension plans:

	Domestic Pension Benefits		Non-U.S. Pension Benefits
(In millions)	2011	2010	2011	2010

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$413.6	$395.2	$656.3	$608.3
Business combinations	—	—	8.3	4.3
Service costs	—	0.3	13.7	11.4
Interest costs	21.3	21.1	32.1	30.7
Curtailment	—	—	(2.7)	(5.9)
Plan participants' contributions	—	—	3.5	3.3
Actuarial losses	37.9	16.7	26.0	38.8
Benefits paid	(20.6)	(19.7)	(21.3)	(24.1)
Currency translation and other	—	—	(6.7)	(10.5)

Benefit Obligation at End of Year	$452.2	$413.6	$709.2	$656.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$362.5	$347.1	$510.5	$475.0
Business combinations	—	—	2.6	1.3
Actual return on plan assets	2.4	34.7	11.1	45.5
Employer contribution	—	0.4	23.5	21.5
Plan participants' contributions	—	—	3.5	3.3
Benefits paid	(20.6)	(19.7)	(21.3)	(24.1)
Currency translation and other	—	—	(5.7)	(12.0)

Fair Value of Plan Assets at End of Year	$344.3	$362.5	$524.2	$510.5

Funded Status	$(107.9)	$(51.1)	$(185.0)	$(145.8)

Accumulated Benefit Obligation	$452.2	$413.6	$663.0	$625.4

Amounts Recognized in Balance Sheet
Non-current asset	$—	$—	$0.8	$2.3
Current liability	—	—	(4.1)	(3.6)
Non-current liability	(107.9)	(51.1)	(181.7)	(144.5)

Net amount recognized	$(107.9)	$(51.1)	$(185.0)	$(145.8)

Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial loss	$172.6	$109.3	$81.2	$42.0
Prior service credits	—	—	(0.6)	(0.5)

Net amount recognized	$172.6	$109.3	$80.6	$41.5

       The actuarial assumptions used to compute the funded (unfunded) status for the plans are based upon information available as of December 31, 2011 and 2010 and are as follows:

	Domestic Pension Benefits		Non-U.S. Pension Benefits
(In millions)	2011	2010	2011	2010

Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	4.50%	5.25%	4.37%	4.77%
Average rate of increase in employee compensation	4.00%	4.00%	3.08%	3.34%

       The actuarial assumptions used to compute the net periodic pension benefit cost (income) are based upon information available as of the beginning of the year, as presented in the following table:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2011	2010	2009	2011	2010	2009

Weighted Average Assumptions Used to Determine the Net Benefit Cost (Income)
Discount rate	5.25%	5.50%	5.25%	4.77%	5.37%	5.43%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	3.35%	3.24%	3.29%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%	5.32%	5.59%	5.67%

       Prior to the November 2006 merger with Fisher Scientific International, Inc., Fisher maintained a supplemental non-qualified executive retirement program (SERP) for certain executives. Accrual of future benefits under the plan ceased following the merger. The following table provides a reconciliation of benefit obligations and plan assets of the company's SERP and other postretirement benefit plans:

	SERP Benefits		Postretirement Benefits
(In millions)	2011	2010	2011	2010

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$12.4	$11.6	$34.9	$32.2
Service costs	—	—	0.6	0.4
Interest costs	0.6	0.6	1.9	1.8
Plan participants' contributions	—	—	1.4	1.4
Actuarial losses	1.4	0.6	3.2	2.2
Benefits paid	(0.5)	(0.4)	(2.7)	(3.5)
Currency translation and other	—	—	(0.4)	0.4

Benefit Obligation at End of Year	$13.9	$12.4	$38.9	$34.9

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$—	$—	$—	$—
Employer contribution	0.5	0.4	1.3	2.1
Plan participants' contributions	—	—	1.4	1.4
Benefits paid	(0.5)	(0.4)	(2.7)	(3.5)

Fair Value of Plan Assets at End of Year	$—	$—	$—	$—

Funded Status	$(13.9)	$(12.4)	$(38.9)	$(34.9)

Accumulated Benefit Obligation	$13.9	$12.4

Amounts Recognized in Balance Sheet
Current liability	$(0.5)	$(0.5)	$(2.2)	$(2.1)
Non-current liability	(13.4)	(11.9)	(36.7)	(32.8)

Net amount recognized	$(13.9)	$(12.4)	$(38.9)	$(34.9)

Amounts Recognized in Accumulated Other Comprehensive Loss (Income)
Net actuarial loss (gain)	$1.8	$0.4	$3.1	$(0.5)
Prior service credits	—	—	(0.6)	(0.7)

Net amount recognized	$1.8	$0.4	$2.5	$(1.2)

Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	4.50%	5.25%	4.88%	5.44%
Average rate of increase in employee compensation	4.00%	4.00%	—	—
Initial healthcare cost trend rate			7.21%	7.91%
Ultimate healthcare cost trend rate			5.51%	5.52%

	SERP Benefits			Postretirement Benefits
(In millions)	2011	2010	2009	2011	2010	2009

Weighted Average Assumptions Used to Determine the Net Benefit Cost
Discount rate	5.25%	5.50%	5.25%	5.44%	5.94%	5.73%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	—	—	—

       The ultimate healthcare cost trend rates for the postretirement benefit plans are expected to be reached between 2017 and 2027.

       The discount rate reflects the rate the company would have to pay to purchase high-quality investments that would provide cash sufficient to settle its current pension obligations. The discount rate is determined based on a range of factors, including the rates of return on high-quality, fixed-income corporate bonds and the related expected duration of the obligations or, in certain instances, the company has used a hypothetical portfolio of high quality instruments with maturities that mirror the benefit obligation in order to accurately estimate the discount rate relevant to a particular plan.

       The expected long-term rate of return on plan assets reflects the average rate of earnings expected on the funds invested, or to be invested, to provide for the benefits included in the projected benefit obligations. In determining the expected long-term rate of return on plan assets, the company considers the relative weighting of plan assets, the historical performance of total plan assets and individual asset classes and economic and other indicators of future performance. In addition, the company may consult with and consider the opinions of financial and other professionals in developing appropriate return benchmarks.

       Asset management objectives include maintaining an adequate level of diversification to reduce interest rate and market risk and providing adequate liquidity to meet immediate and future benefit payment requirements.

       The expected rate of compensation increase reflects the long-term average rate of salary increases and is based on historic salary increase experience and management's expectations of future salary increases.

       The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in 2012 are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	Post-retirement Benefits

Net Actuarial Loss	$3.4	$3.2	$0.2
Net Prior Service Credit	—	(0.1)	(0.1)

	$3.4	$3.1	$0.1

       There are no amounts in accumulated other comprehensive income related to the SERP expected to be recognized in net periodic benefit cost in 2012.

       The projected benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with projected benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2011	2010

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$1,165.6	$945.9
Fair value of plan assets	858.0	734.3

The accumulated benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2011	2010

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$987.9	$910.5
Fair value of plan assets	717.8	725.6

       The company has other postretirement benefit plans discussed elsewhere in this note with an accumulated post-retirement benefit obligation of $38.9 million that is unfunded. These plans are excluded from the above table.

       The measurement date used to determine benefit information is December 31 for all plan assets and benefit obligations.

       The net periodic pension benefit cost (income) includes the following components for 2011, 2010 and 2009:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2011	2010	2009	2011	2010	2009

Components of Net Benefit Cost (Income)
Service cost-benefits earned	$—	$0.3	$0.8	$13.7	$11.4	$9.7
Interest cost on benefit obligation	21.3	21.1	20.6	32.1	30.7	28.6
Expected return on plan assets	(29.4)	(29.9)	(30.0)	(27.8)	(24.9)	(21.2)
Amortization of actuarial net loss	1.5	0.7	—	1.6	1.3	1.6
Settlement/curtailment (gain) loss	—	—	—	—	0.1	(0.2)
Special termination benefit	—	—	0.2	0.9	0.5	3.0

Net periodic benefit cost (income)	$(6.6)	$(7.8)	$(8.4)	$20.5	$19.1	$21.5

       The net periodic SERP and other postretirement benefit cost includes the following components for 2011, 2010 and 2009:

	SERP Benefits			Postretirement Benefits
(In millions)	2011	2010	2009	2011	2010	2009

Components of Net Benefit Cost
Service cost-benefits earned	$—	$—	$—	$0.6	$0.4	$0.6
Interest cost on benefit obligation	0.6	0.6	0.6	1.9	1.8	1.8
Amortization of actuarial net gain	—	—	—	—	(0.2)	—
Amortization of prior service benefit	—	—	—	(0.1)	(0.1)	(0.1)
Settlement/curtailment gain	—	—	—	(0.1)	—	—
Special termination benefit	—	—	—	—	—	—

Net periodic benefit cost	$0.6	$0.6	$0.6	$2.3	$1.9	$2.3

       Expected benefit payments are estimated using the same assumptions used in determining the company's benefit obligation at December 31, 2011. Benefit payments will depend on future employment and compensation levels, average years employed and average life spans, among other factors, and changes in any of these factors could significantly affect these estimated future benefit payments. Estimated future benefit payments during the next five years and in the aggregate for the five fiscal years thereafter, are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	SERP Benefits	Post-retirement Benefits

2012	$24.1	$22.5	$0.5	$2.2
2013	23.8	23.8	0.5	2.2
2014	24.2	24.9	1.7	2.2
2015	25.1	26.3	1.5	2.2
2016	25.6	27.7	0.6	2.2
2017-2021	134.9	154.2	6.8	10.9

       A change in the assumed healthcare cost trend rate by one percentage point effective January 2011 would change the accumulated postretirement benefit obligation as of December 31, 2011 and the 2011 aggregate of service and interest costs, as follows:

(In millions)	Increase	Decrease

One Percentage Point
Effect in total of service and interest cost components	$0.4	$(0.3)
Effect on postretirement healthcare benefit obligation	4.9	(3.8)

Domestic Pension Plan Assets

       The company's overall objective is to invest in a portfolio of diversified assets, primarily through the use of institutional collective funds, to achieve long-term growth. The strategic asset allocation uses a combination of risk controlled and index strategies in fixed income and global equities. The company also has a small portfolio (comprising less than 3% of invested assets) of private equity investments. The target allocations for the remaining investments are approximately 34% to funds investing in U.S. equities, including a sub-allocation of approximately 5% to real estate-related equities, approximately 29% to funds investing in international equities and approximately 37% to funds investing in fixed income securities. The portfolio maintains enough liquidity at all times to meet the near-term benefit payments.

       The fair values of the company's domestic plan assets at December 31, 2011 and 2010, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$112.5	$—	$112.5	$—
International equity funds	82.8	—	82.8	—
Fixed income funds	132.2	—	132.2	—
Private equity funds	9.1	—	—	9.1
Money market funds	7.7	—	7.7	—
Alternative investments	—	—	—	—

Total Assets	$344.3	$—	$335.2	$9.1

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2010	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$128.1	$—	$128.1	$—
International equity funds	96.1	—	96.1	—
Fixed income funds	112.9	—	112.9	—
Private equity funds	13.0	—	—	13.0
Money market funds	12.3	—	12.3	—
Alternative investments	0.1	—	—	0.1

Total Assets	$362.5	$—	$349.4	$13.1

       The tables above present the fair value of the company's plan assets in accordance with the fair value hierarchy (Note 12). Certain pension plan assets are measured using net asset value per share (or its equivalent) and are reported as a level 2 investment above due to the company's ability to redeem its investment either at the balance sheet date or within limited time restrictions. The fair value of the company's private equity and alternative investments, which are classified as level 3 investments, are based on valuations provided by the respective funds. The following table represents a rollforward of the fair value, as determined by level 3 inputs.

(In millions)	Private Equity Funds	Alternative Investments	Total

Balance at December 31, 2009	$14.8	$0.9	$15.7
Actual return on plan assets:
Relating to assets held at reporting date	(2.0)	0.1	(1.9)
Relating to assets sold/distributed during period	2.3	0.2	2.5
Purchases, capital contributions, sales and settlements	(2.1)	(1.1)	(3.2)

Balance at December 31, 2010	$13.0	$0.1	$13.1
Actual return on plan assets:
Relating to assets held at reporting date	(2.2)	—	(2.2)
Relating to assets sold/distributed during period	3.7	—	3.7
Purchases, capital contributions, sales and settlements	(5.4)	(0.1)	(5.5)

Balance at December 31, 2011	$9.1	$—	$9.1

       The table below presents, as of December 31, 2011, the fair value measurements of investments in certain domestic plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 or 3 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
U.S. equity funds	$112.5	$—	At least monthly	No more than 3 days
International equity funds	82.8	—	At least monthly	No more than 3 days
Fixed income funds	132.2	—	At least monthly	No more than 3 days
Private equity funds	9.1	1.0	Restricted	Restricted
Money market funds	7.7	—	Daily	Daily

	$344.3	$1.0

The domestic plan receives distributions from the private equity funds as those funds' assets are liquidated. The duration of the funds vary by investment with the longest ending in 2015.

Non-U.S. Pension Plan Assets

       The company maintains specific plan assets for many of the individual pension plans outside the U.S. The investment strategy of each plan has been uniquely established based on the country specific standards and characteristics of the plans. Several of the plans have contracts with insurance companies whereby the market risks of the benefit obligations are borne by the insurance companies. When assets are held directly in investments, generally the objective is to invest in a portfolio of diversified assets with a variety of fund managers. The investments are substantially limited to funds investing in global equities and fixed income securities with the target asset allocations ranging from approximately 50% - 60% for equities and 40% - 50% for fixed income. Each plan maintains enough liquidity at all times to meet the near-term benefit payments.

       The fair values of the company's non-U.S. plan assets at December 31, 2011 and 2010, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$232.8	$46.8	$186.0	$—
Fixed income funds	200.1	20.3	179.8	—
Insurance contracts	86.8	—	86.8	—
Cash / money market funds	4.5	4.3	0.2	—

Total Assets	$524.2	$71.4	$452.8	$—

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2010	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$249.0	$49.0	$200.0	$—
Fixed income funds	176.1	20.4	155.7	—
Insurance contracts	82.0	—	82.0	—
Cash / money market funds	3.4	3.2	0.2	—

Total Assets	$510.5	$72.6	$437.9	$—

       The table below presents the fair value measurements of investments in certain non-U.S. plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
Equity funds	$186.0	$—	At least monthly	No more than 1 month
Fixed income funds	179.8	—	At least weekly	No more than 5 days
Insurance contracts	86.8	—	Not applicable	Not applicable
Money market funds	0.2	—	Daily	Daily

	$452.8	$—

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes Disclosure [Abstract]
Income Taxes [Text Block]

Note 7.       Income Taxes

       The components of income from continuing operations before provision for income taxes are as follows:

(In millions)	2011	2010	2009

U.S.	$812.1	$710.3	$505.2
Non-U.S.	320.7	377.4	348.6

	$1,132.8	$1,087.7	$853.8

       The components of the provision for income taxes of continuing operations are as follows:

(In millions)	2011	2010	2009

Current Income Tax Provision
Federal	$149.7	$226.0	$162.0
Non-U.S.	68.5	104.5	104.4
State	14.6	32.5	19.5

	232.8	363.0	285.9

Deferred Income Tax Provision (Benefit)
Federal	$(11.4)	$(169.1)	$(142.2)
Non-U.S.	(107.0)	(68.3)	(83.3)
State	(5.0)	(24.0)	(13.7)

	(123.4)	(261.4)	(239.2)

	$109.4	$101.6	$46.7

       The income tax provision included in the accompanying statement of income is as follows:

(In millions)	2011	2010	2009

Continuing Operations	$109.4	$101.6	$46.7
Discontinued Operations	191.5	31.4	28.5

	$300.9	$133.0	$75.2

       The company receives a tax deduction upon the exercise of non-qualified stock options by employees for the difference between the exercise price and the market price of the underlying common stock on the date of exercise. The provision for income taxes that is currently payable does not reflect $14.6 million and $10.9 million of such benefits of the company that have been allocated to capital in excess of par value in 2011 and 2010, respectively.

       The provision for income taxes in the accompanying statement of income differs from the provision calculated by applying the statutory federal income tax rate of 35% to income from continuing operations before provision for income taxes due to the following:

(In millions)	2011	2010	2009

Provision for Income Taxes at Statutory Rate	$396.5	$380.7	$298.8

Increases (Decreases) Resulting From:
Foreign rate differential	(279.6)	(156.0)	(147.2)
Impact of change in tax laws and apportionment on deferred taxes	11.7	(11.0)	(2.5)
Income tax credits	(24.8)	(79.5)	(100.3)
Manufacturing deduction	(27.0)	(31.5)	(15.8)
State income taxes, net of federal tax	0.3	2.8	(3.5)
Nondeductible expenses	17.5	5.8	4.5
Provision (reversal) of tax reserves, net	0.6	(6.4)	7.4
Tax return reassessments and settlements	3.0	(1.3)	(0.4)
Other, net	11.2	(2.0)	5.7

	$109.4	$101.6	$46.7

       Net deferred tax asset (liability) in the accompanying balance sheet consists of the following:

(In millions)	2011	2010

Deferred Tax Asset (Liability)
Depreciation and amortization	$(2,778.3)	$(2,116.2)
Net operating loss and credit carryforwards	497.4	487.3
Reserves and accruals	132.0	119.7
Accrued compensation	206.4	169.0
Inventory basis difference	38.1	44.9
Available-for-sale investments	4.5	5.4
Non U.S. earnings expected to be repatriated	1.6	6.4
Other capitalized costs	45.1	62.1
Other, net	68.7	55.9

	(1,784.5)	(1,165.5)
Less: Valuation allowance	141.9	156.1

	$(1,926.4)	$(1,321.6)

       The company estimates the degree to which tax assets and loss carryforwards will result in a benefit based on expected profitability by tax jurisdiction and provides a valuation allowance for tax assets and loss and credit carryforwards that it believes will more likely than not go unused. At December 31, 2011, all of the company's valuation allowance relates to deferred tax assets for which any subsequently recognized tax benefits will reduce income tax expense.

       At December 31, 2011, the company had federal, state and non-U.S. net operating loss carryforwards of $154.9 million, $613.5 million and $1.03 billion, respectively. Use of the carryforwards is limited based on the future income of certain subsidiaries. The federal and state net operating loss carryforwards expire in the years 2012 through 2031. Of the non-U.S. net operating loss carryforwards, $207.8 million expire in the years 2012 through 2030, and the remainder do not expire. The company also had $138.6 million of federal foreign tax credit carryforwards as of December 31, 2011, which expire in the years 2012 through 2021.

       A provision has not been made for U.S. or additional non-U.S. taxes on $4.68 billion of undistributed earnings of international subsidiaries that could be subject to taxation if remitted to the U.S. because the company plans to keep these amounts permanently reinvested overseas except for instances where the company can remit such earnings to the U.S. without an associated net tax cost. During 2009, the company changed its position regarding the undistributed earnings of a Japan subsidiary and a portion of the earnings of the subsidiary are no longer considered permanently reinvested. During 2010, the company repatriated part of those earnings and as a result, the company provided deferred U.S. income taxes of $14.0 million, offset by a U.S. foreign tax credit of $15.6 million, on the remaining undistributed earnings not considered permanently reinvested overseas.

Unrecognized Tax Benefits

       As of December 31, 2011, the company had $120.3 million of unrecognized tax benefits which, if recognized, would reduce the effective tax rate.

       A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

(In millions)	2011	2010	2009

Balance at beginning of year	$62.1	$76.2	$70.4
Additions for tax positions of current year	43.2	1.3	11.3
Additions for tax positions of prior years	18.6	2.9	—
Reductions for tax positions of prior years	(2.1)	—	—
Closure of tax years	—	(7.8)	(4.6)
Settlements	(1.5)	(10.5)	(0.9)

	$120.3	$62.1	$76.2

       During 2011, the company's liability for unrecognized tax benefits increased to $120 million from $62 million at December 31, 2010, primarily due to additional unrecognized tax benefits associated with the liquidation of a U.S. subsidiary, utilization of capital loss carryforwards and acquisitions. The company also reclassified $24 million of its liability for unrecognized tax benefits to short-term based on its expectations of resolving the issues within the next 12 months. Accordingly, of the total $120 million of liability, $24 million is classified as a current liability and the remainder is long-term.

       In 2011, the company settled the IRS audit of a refund claim relating to the 2000 and 2001 tax years which resulted in a $1.5 million decrease in the liability for unrecognized tax benefits. The company is also under audit by the IRS for the 2008 and 2009 tax years. It is likely that the examination phase of this audit will be completed within 12 months. There were no significant changes to the status of these examinations during 2011.

       During 2010 and 2009, the statute of limitations on certain unrecognized tax benefits lapsed which resulted in decreases in the liability for unrecognized tax benefits of $7.8 million and $4.6 million, respectively, all of which reduced income tax expense.

       In 2010, the company settled a Swiss audit of one of its subsidiary's 2006 and 2007 tax years which resulted in a $8.5 million decrease in the liability for unrecognized tax benefits. The company also settled the IRS audit of its 2007 tax year and the IRS completed the examination phase of its 2006 tax year and the 2006 pre-acquisition tax years of certain Fisher subsidiaries in 2010 which resulted in a $1.2 million decrease in the liability for unrecognized tax benefits. Completion of the audits of the 2006 tax year and the 2006 pre-acquisition tax years of certain Fisher subsidiaries is pending appeals at the IRS. In addition, the company settled various state income tax audits during 2010, which resulted in a $0.8 million decrease in the liability for unrecognized tax benefits.

       In 2009, the company settled the IRS audit of its 2005 tax year which resulted in a $0.9 million decrease in the liability for unrecognized tax benefits. The company is currently under audit by the Internal Revenue Service for the 2001 to 2004 tax years. Completion of the audit of those years is subject to appeals at the IRS.

       The company classified interest and penalties related to unrecognized tax benefits as income tax expense. The total amount of interest and penalties related to uncertain tax positions and recognized in the balance sheet as of December 31, 2011 and 2010 was $10.9 million and $5.3 million, respectively.

       The company conducts business globally and, as a result, Thermo Fisher or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. In the normal course of business, the company is subject to examination by taxing authorities throughout the world, including such major jurisdictions as Australia, Canada, China, Denmark, Finland, France, Germany, Italy, Japan, the United Kingdom and the United States. With few exceptions, the company is no longer subject to U.S. federal, state and local, or non-U.S., income tax examinations for years before 2002.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings per Share
Earnings per Share

Note 8.       Earnings per Share

(In millions except per share amounts)	2011	2010	2009

Income from Continuing Operations	$1,023.4	$986.1	$807.1
Income from Discontinued Operations	1.7	47.0	44.2
Gain (Loss) on Disposal of Discontinued Operations, Net	304.8	2.5	(1.0)

Net Income	1,329.9	1,035.6	850.3

Less: Income Allocable to Participating Securities	—	(0.2)	(0.6)

Net Income for Earnings per Share	$1,329.9	$1,035.4	$849.7

Basic Weighted Average Shares	380.8	403.3	412.4
Plus Effect of:
Convertible debentures	0.6	2.9	8.5
Stock options and restricted stock/units	3.4	3.2	1.9

Diluted Weighted Average Shares	384.8	409.4	422.8

Basic Earnings per Share:
Continuing operations	$2.69	$2.45	$1.96
Discontinued operations	.80	.12	.10

	$3.49	$2.57	$2.06

Diluted Earnings per Share:
Continuing operations	$2.66	$2.41	$1.91
Discontinued operations	.80	.12	.10

	$3.46	$2.53	$2.01

       Options to purchase 6.9 million, 8.1 million and 10.9 million shares of common stock were not included in the computation of diluted earnings per share for 2011, 2010 and 2009, respectively, because their effect would have been antidilutive.

Debt and Other Financing Arrangements	12 Months Ended
Dec. 31, 2011
Debt And Other Financing Arrangements Disclosure [Abstract]
Debt and Other Financing Arrangements [Text Block]

Note 9.       Debt and Other Financing Arrangements

(In millions except per share amounts)	2011	2010

Commercial Paper	$900.0	$—
3.25% Senior Subordinated Convertible Notes, Due 2024 Convertible at $40.20 per Share	—	329.3
2.15% Senior Notes, Due 2012 (effective interest rate 0.93%)	350.0	350.0
2.05% Senior Notes, Due 2014 (effective interest rate 1.11%)	300.0	—
3.25% Senior Notes, Due 2014 (effective interest rate 1.53%)	400.0	400.0
3.20% Senior Notes, Due 2015 (effective interest rate 1.56%)	450.0	450.0
5.00% Senior Notes, Due 2015 (effective interest rate 5.14%)	250.0	250.0
3.20% Senior Notes, Due 2016 (effective interest rate 3.21%)	900.0	—
2.25% Senior Notes, Due 2016 (effective interest rate 2.29%)	1,000.0	—
4.70% Senior Notes, Due 2020 (effective interest rate 4.70%)	300.0	300.0
4.50% Senior Notes, Due 2021 (effective interest rate 4.58%)	1,000.0	—
3.60% Senior Notes, Due 2021 (effective interest rate 4.29%)	1,100.0	—
Other	35.0	24.3

Total Borrowings at Par Value	6,985.0	2,103.6
Fair Value Hedge Accounting Adjustments	55.0	37.3
Unamortized Discount	(12.0)	(3.8)

Total Borrowings at Carrying Value	7,028.0	2,137.1
Less: Short-term Obligations and Current Maturities	1,272.8	105.8

Long-term Obligations	$5,755.2	$2,031.3

       The effective interest rates for the fixed-rate debt include the stated interest on the notes, the accretion of any discount and, if applicable, adjustments related to hedging, as discussed below.

        The annual repayment requirements for debt obligations are as follows:

(In millions)

2012	$1,268.7
2013	3.0
2014	702.8
2015	709.1
2016	1,900.5
2017 and thereafter	2,400.9

$6,985.0

       See Note 12 for fair value information pertaining to the company's long-term obligations.

       Short-term obligations and current maturities of long-term obligations in the accompanying balance sheet included $917.1 million and $3.7 million at year-end 2011 and 2010, respectively, of commercial paper, short-term bank borrowings and borrowings under lines of credit of certain of the company's subsidiaries. The weighted average interest rate for short-term borrowings was 0.51% and 10.63% at December 31, 2011 and 2010, respectively. In addition to available borrowings under the company's revolving credit agreements, discussed below, the company had unused lines of credit of $64.6 million as of December 31, 2011. These unused lines of credit generally provide for short-term unsecured borrowings at various interest rates.

Credit Facilities

       The company has a revolving credit facility with a bank group that provides for up to $1 billion of unsecured multi-currency revolving credit that will expire in August 2012. The agreement calls for interest at either a LIBOR-based rate or a rate based on the prime lending rate of the agent bank, at the company's option. The rate at December 31, 2011, was between 0.40% and 1.00% (depending on duration) under the more favorable of the two rates. The revolving credit facility allows for the issuance of letters of credit, which reduces the amount available for borrowing. The agreement contains affirmative, negative and financial covenants, and events of default customary for financings of this type. The financial covenant requires the company to maintain a leverage ratio below a certain maximum level. The company was in compliance with all covenants between 2009 and 2011. The credit agreement permits the company to use the facility for working capital; acquisitions; repurchases of common stock, debentures and other securities; the refinancing of debt; and general corporate purposes. As of December 31, 2011, there were no borrowings under the revolver and $49 million in letters of credit outstanding, resulting in $951.0 million of borrowings available under the revolving credit facility.

       In June 2011, the company obtained an additional short-term revolving credit facility that expires in June 2012 which permits borrowings up to $1 billion. The purpose of this revolver is to be available in the event borrowings are not possible under the company's commercial paper program, discussed below, due to credit market conditions or other events. Interest on the credit facility would be computed, at the company's election, based on one of several Federal Funds, Prime or LIBOR-based rates. The most favorable rate at December 31, 2011, was between 1.21% and 1.58% (depending on duration). The agreement contains affirmative, negative and financial covenants, and events of default customary for financings of this type. The financial covenant requires the company to maintain a leverage ratio below a certain maximum level. The company was in compliance with all covenants during 2011. As of December 31, 2011, there were no borrowings under this revolver.

       The company expects to renew these facilities before their expiration, for all or a portion of the available borrowings thereunder.

Commercial Paper Program

       In August 2011, the Company established a U.S. commercial paper program pursuant to which it may issue and sell unsecured, short-term promissory notes (CP Notes). Maturities may not exceed 397 days from the date of issue and the CP Notes rank pari passu with all of the company's other unsecured and unsubordinated indebtedness. CP Notes are issued on a private placement basis under customary terms in the commercial paper market and are not redeemable prior to maturity nor subject to voluntary prepayment. CP Notes are issued at a discount from par, or, alternatively, are sold at par and bear varying interest rates on a fixed or floating basis. As of December 31, 2011, outstanding borrowings under this program were $900 million, with a weighted average remaining period to maturity of 23 days. The interest rates on the outstanding CP Notes as of December 31, 2011 were between 0.38% and 0.70% with a weighted average of 0.47%. Borrowings under this program were used to partially fund the acquisition of Phadia (see Note 2).

Senior Notes

       Interest on each of the senior notes is payable semi-annually. Each of the notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest. The company is subject to certain affirmative and negative covenants under the indentures governing the senior notes, the most restrictive of which limits the ability of the company to pledge principal properties as security under borrowing arrangements.

Termination of Interest Rate Swap Arrangements

       In August 2011, the company terminated its fixed to floating rate swap arrangements on its 2.15% Senior Notes due 2012, 2.05% Senior Notes due 2014, 3.25% Senior Notes due 2014 and 3.20% Senior Notes due 2015. These swap arrangements were accounted for as fair value hedges. As a result of terminating these arrangements, the company received $63 million (excluding accrued interest) in cash. The proceeds were recorded as part of the carrying value of the underlying debt, which will be amortized as a reduction of interest expense over the remaining terms of the respective debt instruments.

Cash Flow Hedge Arrangements

       Prior to issuing the 5% Senior Notes due 2015, the company entered into forward starting pay fixed swap agreements with several banks to mitigate the risk of interest rates rising prior to completion of a debt offering. Based on the company's conclusion that a debt offering was probable and that such debt would carry semi-annual interest payments over a 10-year term, the swaps hedged the cash flow risk for each of the semi-annual fixed-rate interest payments on $250 million of principal amount of the 10-year fixed-rate debt issue (or any subsequent refinancing of such debt). The unfavorable change in the fair value of the hedge upon termination was $2.0 million, net of tax, and was classified as a reduction of accumulated other comprehensive items within shareholders' equity and is being amortized to interest expense over the term of the debt through 2015.

       Prior to issuing the 3.60% Senior Notes due 2021, the company entered into hedging agreements (treasury locks) with several banks to mitigate the risk of interest rates rising prior to completion of a debt offering. Based on the company's conclusion that a debt offering was probable and that such debt would carry semi-annual interest payments over a 10-year term, the agreements hedged the cash flow risk for each of the semi-annual fixed-rate interest payments on a significant portion of principal amount of the 10-year fixed rate debt issue (or subsequent financings of such debt). The company paid $59 million at the termination of this agreement. The unfavorable change in the fair value of the hedge upon termination was $37 million, net of tax, and was classified as a reduction of accumulated other comprehensive items within shareholders' equity and is being amortized to interest expense over the term of the debt through 2021.

3.25% Senior Subordinated Convertible Notes due 2024

       During the first quarter of 2011 following issuance of a redemption notice by the company, holders of the company's 3.25% Senior Subordinated Convertible Notes due 2024 exercised conversion rights for substantially all of the remaining $329 million principal outstanding. The balance not converted by holders was redeemed by the company. The company paid the principal and the premium due upon conversion/redemption in cash for a total outlay of $452 million. The premium was charged to capital in excess of par value when paid.

Floating Rate Senior Convertible Debentures due 2033

       During 2010, following issuance of a redemption notice by the company, holders of the company's Floating Rate Convertible Senior Debentures due 2033 exercised conversion rights for the remaining $326 million in par value. The company paid the principal and the premium due upon conversion in cash for a total outlay of $573 million. The premium was charged to capital in excess of par value when paid.

6 1/8% Senior Subordinated Notes due 2015

       The 6 1/8% Senior Subordinated Notes due 2015 were redeemed in 2010 for a total cash outlay of $515 million plus accrued interest. The company recorded a loss of $15 million in 2010 on the early extinguishment of this debt in other expense, net on the accompanying statement of income.

2.50% Senior Convertible Notes due 2023

       During the fourth quarter of 2009, the company purchased $282 million aggregate principal amount of its 2.50% Senior Convertible Notes due 2023 for an aggregate of $587 million including accrued and unpaid interest. The company recorded a loss of $10 million in 2009 on the early extinguishment of this debt in other expense, net on the accompanying statement of income. During 2010, the company purchased all of the remaining $13 million aggregate principal amount of the 2.50% Senior Convertible Notes due 2023 for an aggregate of $28 million. The premium was charged to capital in excess of par value when paid.

6 3/4% Senior Subordinated Notes due 2014

       The 6 3/4% Senior Subordinated Notes due 2014 were redeemed in December 2009 for a total cash outlay of $317 million, including accrued interest. The company recorded a loss of $5 million in 2009 on the early extinguishment of this debt in other expense, net on the accompanying statement of income.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 10.       Commitments and Contingencies

Operating Leases

       The company leases certain logistics, office, and manufacturing facilities. Income from continuing operations includes expense from operating leases of $125.3 million, $128.6 million and $110.4 million in 2011, 2010 and 2009, respectively. The following is a summary of annual future minimum lease and rental commitments under noncancelable operating leases as of December 31, 2011:

(In millions)

2012	$112.3
2013	89.4
2014	64.3
2015	46.5
2016	30.4
Thereafter	62.6

$405.5

Purchase Obligations

       The company has entered into unconditional purchase obligations, in the ordinary course of business, that include agreements to purchase goods or services that are enforceable and legally binding and that specify all significant terms including: fixed or minimum quantities to be purchased; fixed, minimum or variable price provisions; and the approximate timing of the transaction. Purchase obligations exclude agreements that are cancelable at any time without penalty. The aggregate amount of the company's unconditional purchase obligations totaled $240.4 million at December 31, 2011 and the majority of these obligations are expected to be settled during 2012.

Letters of Credit, Guarantees and Other Commitments

       Outstanding letters of credit and bank guarantees totaled $117.5 million at December 31, 2011, including $3.7 million for businesses that have been sold. Substantially all of these letters of credit and guarantees expire before 2020.

       Outstanding surety bonds and other guarantees totaled $59.7 million at December 31, 2011. The expiration of these bonds and guarantees ranges through 2015.

       The letters of credit, bank guarantees and surety bonds principally secure performance obligations, and allow the holder to draw funds up to the face amount of the letter of credit, bank guarantee or surety bond if the applicable business unit does not perform as contractually required.

       In connection with the sale of businesses of the company, the buyers have assumed certain contractual obligations of such businesses and have agreed to indemnify the company with respect to those assumed liabilities. In the event a third-party to a transferred contract does not recognize the transfer of obligations or a buyer defaults on its obligations under the transferred contract, the company could be liable to the third-party for such obligations. However, in such event, the company would be entitled to seek indemnification from the buyer.

       The company has funding commitments totaling $4.7 million at December 31, 2011, related to investments it owns.

Indemnifications

       In conjunction with certain transactions, primarily divestitures, the company has agreed to indemnify the other parties with respect to certain liabilities related to the businesses that were sold or leased properties that were abandoned (e.g., retention of certain environmental, tax, employee and product liabilities). The scope and duration of such indemnity obligations vary from transaction to transaction. Where appropriate, an obligation for such indemnifications is recorded as a liability. Generally, a maximum obligation cannot be reasonably estimated. Other than obligations recorded as liabilities at the time of divestiture, historically the company has not made significant payments for these indemnifications.

       In connection with the company's efforts to reduce the number of facilities that it occupies, the company has vacated some of its leased facilities or sublet them to third parties. When the company sublets a facility to a third-party, it remains the primary obligor under the master lease agreement with the owner of the facility. As a result, if a third-party vacates the sublet facility, the company would be obligated to make lease or other payments under the master lease agreement. The company believes that the financial risk of default by sublessors is individually and in the aggregate not material to the company's financial position or results of operations.

       In connection with the sale of products in the ordinary course of business, the company often makes representations affirming, among other things, that its products do not infringe on the intellectual property rights of others and agrees to indemnify customers against third-party claims for such infringement. The company has not been required to make material payments under such provisions.

Litigation and Related Contingencies

       There are various lawsuits and claims pending against the company involving product liability, contract, commercial and other issues. In view of the company's financial condition and the accruals established for these matters, management does not believe that the ultimate liability, if any, related to these matters will have a material adverse effect on the company's financial condition, results of operations or cash flows.

       The company establishes a liability that is an estimate of amounts needed to pay damages in the future for events that have already occurred. The accrued liabilities are based on management's judgment as to the probability of losses for asserted and unasserted claims and, where applicable, actuarially determined estimates. The reserve estimates are adjusted as additional information becomes known or payments are made.

       The company accrues the most likely amount or at least the minimum of the range of probable loss when a range of probable loss can be estimated. The range of probable loss for product liability, workers compensation and other personal injury matters of the company's continuing operations at December 31, 2011, was approximately $214 million to $308 million on an undiscounted basis. The portion of these liabilities assumed in the 2006 merger with Fisher was recorded at its fair (present) value at the date of merger. The company's reserve for these matters in total, including the discounted liabilities, was $159 million at December 31, 2011 (or $215 million undiscounted). The reserve includes estimated defense costs and is gross of estimated amounts due from insurers of $89 million at December 31, 2011 (or $124 million undiscounted). The portion of these insurance assets assumed in the merger with Fisher was also recorded at its fair value at the date of merger. In addition to the above reserves, as of December 31, 2011, the company had product liability reserves of $9 million (undiscounted) relating to divested businesses.

       The assets and liabilities assumed at the acquisition date were ascribed a fair value based on the present value of expected future cash flows, using a discount rate equivalent to the risk free rate of interest for monetary assets with comparable maturities (weighted average discount rate of 4.67%). The discount on the liabilities of approximately $56 million and the discount on the assets of approximately $34 million (net discount $22 million) are being accreted to interest expense over the expected settlement period.

       Although the company believes that the amounts reserved and estimated recoveries are probable and appropriate based on available information, including actuarial studies of loss estimates, the process of estimating losses and insurance recoveries involves a considerable degree of judgment by management and the ultimate amounts could vary materially. Insurance contracts do not relieve the company of its primary obligation with respect to any losses incurred. The collectability of amounts due from its insurers is subject to the solvency and willingness of the insurer to pay, as well as the legal sufficiency of the insurance claims. Management monitors the financial condition and ratings of its insurers on an ongoing basis.

       The company is currently involved in various stages of investigation and remediation related to environmental matters. The company cannot predict all potential costs related to environmental remediation matters and the possible impact on future operations given the uncertainties regarding the extent of the required cleanup, the complexity and interpretation of applicable laws and regulations, the varying costs of alternative cleanup methods and the extent of the company's responsibility. Expenses for environmental remediation matters related to the costs of permit requirements and installing, operating and maintaining groundwater-treatment systems and other remedial activities related to historical environmental contamination at the company's domestic and international facilities were not material in any period presented. The company records accruals for environmental remediation liabilities, based on current interpretations of environmental laws and regulations, when it is probable that a liability has been incurred and the amount of such liability can be reasonably estimated. The company calculates estimates based upon several factors, including reports prepared by environmental specialists and management's knowledge of and experience with these environmental matters. The company includes in these estimates potential costs for investigation, remediation and operation and maintenance of cleanup sites.

       Having assumed environmental liabilities in the merger with Fisher, the company was required to discount the estimate of loss to fair (present) value. This fair value was ascribed by using a discount rate of 4.73%, which was the risk free interest rate for monetary assets with maturities comparable to that of the environmental liability. The remaining discount of $6 million is being accreted by charges to interest expense over the estimated maturity period of 30 years. At both December 31, 2011 and 2010, the company's total environmental liability was approximately $22 million.

       Management believes that its reserves for environmental matters are adequate for the remediation costs the company expects to incur. As a result, the company believes that the ultimate liability with respect to environmental remediation matters will not have a material adverse effect on the company's financial position, results of operations or cash flows. However, the company may be subject to additional remedial or compliance costs due to future events, such as changes in existing laws and regulations, changes in agency direction or enforcement policies, developments in remediation technologies or changes in the conduct of the company's operations, which could have a material adverse effect on the company's financial position, results of operations or cash flows. Although these environmental remediation liabilities do not include third-party recoveries, the company may be able to bring indemnification claims against third parties for liabilities relating to certain sites.

Comprehensive Income and Shareholders Equity	12 Months Ended
Dec. 31, 2011
Comprehensive Income and Shareholders Equity Disclosure [Abstract]
Comprehensive Income and Shareholders Equity [Text Block]

Note 11.       Comprehensive Income and Shareholders' Equity

Comprehensive Income

       Comprehensive income combines net income and other comprehensive items. Other comprehensive items represent certain amounts that are reported as components of shareholders' equity in the accompanying balance sheet.

       Accumulated other comprehensive items in the accompanying balance sheet consist of the following:

(In millions)	2011	2010

Cumulative Translation Adjustment	$(206.3)	$134.5
Net Unrealized Gain on Available-for-sale Investments, Net of Tax	7.0	3.4
Net Unrealized Losses on Hedging Instruments, Net of Tax	(36.2)	(0.8)
Pension and Other Postretirement Benefit Liability Adjustments, Net of Tax	(164.0)	(93.5)

	$(399.5)	$43.6

       After-tax net losses on available-for-sale investments of $0.1 million and $0.7 million, were reclassified from accumulated other comprehensive items to net income in 2011 and 2009, respectively. An after tax gain on available-for-sale investments of $0.1 million was reclassified from accumulated other comprehensive items to net income in 2010.

       The unrealized losses on hedging instruments relate to the company's 5% Senior Notes due 2015 and 3.60% Senior Notes due 2021 (see Note 9). The losses are being amortized as an increase in interest expense over the term of the related debt. The after-tax charges recognized in net income were $1.3 million, $0.2 million and $0.2 million, respectively, in 2011, 2010 and 2009.

       The after-tax pension and other postretirement benefit liability adjustments recognized in net income in 2011, 2010 and 2009 were $1.9 million, $1.2 million and $1.1 million, respectively.

Shareholders' Equity

       At December 31, 2011, the company had reserved 38,866,405 unissued shares of its common stock for possible issuance under stock-based compensation plans and for possible conversion of the company's convertible debentures.

       The company has 50,000 shares of authorized but unissued $100 par value preferred stock.

       The company has distributed rights under a shareholder rights plan adopted by the company's Board of Directors to holders of outstanding shares of the company's common stock. Each right entitles the holder to purchase one hundred-thousandth of a share (a Unit) of Series B Junior Participating Preferred Stock, $100 par value, at a purchase price of $200 per Unit, subject to adjustment. The rights will not be exercisable until the earlier of (i) 10 business days following a public announcement that a person or group of affiliated or associated persons (an Acquiring Person) has acquired, or obtained the right to acquire, beneficial ownership of 15% or more of the outstanding shares of common stock (the Stock Acquisition Date), or (ii) 10 business days following the commencement of a tender offer or exchange offer for 15% or more of the outstanding shares of common stock.

       In the event that a person becomes the beneficial owner of 15% or more of the outstanding shares of common stock, except pursuant to an offer for all outstanding shares of common stock that at least 75% of the Board of Directors determines to be fair to, and otherwise in the best interests of, stockholders, each holder of a right (except for the Acquiring Person) will thereafter have the right to receive, upon exercise, that number of shares of common stock (or, in certain circumstances, units of preferred stock, cash, property or other securities of the company) which equals the exercise price of the right divided by one-half of the current market price of the common stock. In the event that, at any time after any person has become an Acquiring Person, (i) the company is acquired in a merger or other business combination transaction in which the company is not the surviving corporation or its common stock is changed or exchanged (other than a merger that follows an offer approved by the Board of Directors), or (ii) 50% or more of the company's assets or earning power is sold or transferred, each holder of a right (except for the Acquiring Person) shall thereafter have the right to receive, upon exercise, the number of shares of common stock of the acquiring company that equals the exercise price of the right divided by one-half of the current market price of such common stock.

       At any time until the Stock Acquisition Date, the company may redeem the rights in whole, but not in part, at a price of $.01 per right (payable in cash or stock). The rights expire on September 29, 2015, unless earlier redeemed or exchanged.

Fair Value Measurements and Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Measurements and Fair Value of Financial Instruments Disclosure
Fair Value Measurements and Fair Value of Financial Instruments

12.       Fair Value Measurements and Fair Value of Financial Instruments

Fair Value Measurements

       The company uses the market approach technique to value its financial instruments and there were no changes in valuation techniques during 2011. The company's financial assets and liabilities carried at fair value are primarily comprised of investments in money market funds, mutual funds holding publicly traded securities, derivative contracts used to hedge the company's currency and interest rate risks and other investments in unit trusts and insurance contracts held as assets to satisfy outstanding retirement liabilities.

       The fair value accounting guidance requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

       Level 1: Quoted market prices in active markets for identical assets or liabilities that the company has the ability to access.

       Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data such as quoted prices, interest rates and yield curves.

       Level 3: Inputs are unobservable data points that are not corroborated by market data.

       The following table presents information about the company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$377.1	$377.1	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	35.6	35.6	—	—
Insurance contracts	56.7	—	56.7	—
Auction rate securities	4.3	—	—	4.3
Derivative contracts	0.9	—	0.9	—

Total Assets	$474.6	$412.7	$57.6	$4.3

Liabilities
Derivative contracts	$1.2	$—	$1.2	$—
Contingent consideration	1.7	—	—	1.7

Total Liabilities	$2.9	$—	$1.2	$1.7

	The following table presents information about the company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2010	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$301.6	$301.6	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	36.3	36.3	—	—
Insurance contracts	42.6	—	42.6	—
Auction rate securities	4.6	—	—	4.6
Derivative contracts	40.1	—	40.1	—

Total Assets	$425.2	$337.9	$82.7	$4.6

Liabilities
Derivative contracts	$3.5	$—	$3.5	$—
Contingent consideration	28.7	—	—	28.7

Total Liabilities	$32.2	$—	$3.5	$28.7

       Available-for-sale investments are carried at fair value and are included in the tables above. The aggregate market value, cost basis and gross unrealized gains and losses of available-for-sale investments by major security type are as follows:

(In millions)	Market Value	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses

2011
Mutual Fund and Unit Trust Investments	$35.6	$25.2	$10.4	$—
Auction Rate Securities	4.3	4.8	—	0.5

	$39.9	$30.0	$10.4	$0.5

2010
Mutual Fund and Unit Trust Investments	$32.0	$26.1	$5.9	$—
Auction Rate Securities	4.6	5.3	—	0.7

	$36.6	$31.4	$5.9	$0.7

       The cost of available-for-sale investments that were sold was based on specific identification in determining realized gains and losses recorded in the accompanying statement of income. Gross realized gains and gross realized losses on the sale of available-for-sale investments were nominal in 2011, 2010 and 2009.

       In addition to available-for-sale investments, the company had $4.3 million of trading securities, consisting of debt and equity securities, at December 31, 2010.

       The company determines the fair value of its insurance contracts by obtaining the cash surrender value of the contracts from the issuer. The fair value of derivative contracts is the estimated amount that the company would receive/pay upon liquidation of the contracts, taking into account the change in currency exchange rates. The company determines the fair value of the auction rate securities by obtaining indications of value from brokers/dealers. The company determines the fair value of acquisition-related contingent consideration based on assessment of the probability that the company would be required to make such future payment. Changes to the fair value of contingent consideration are recorded in selling, general and administrative expense. The following tables provide a rollforward of the fair value, as determined by Level 3 inputs, of the auction rate securities and contingent consideration.

(In millions)	2011	2010

Auction Rate Securities
Beginning Balance	$4.6	$5.4
Sale of securities	(0.6)	(0.7)
Total unrealized gains (losses) included in other comprehensive income	0.3	(0.1)

Ending Balance	$4.3	$4.6

(In millions)	2011	2010

Contingent Consideration
Beginning Balance	$28.7	$0.6
Additions	1.4	23.5
Payments	(27.3)	(0.7)
Change in fair value included in earnings	(1.2)	5.2
Currency translation	0.1	0.1

Ending Balance	$1.7	$28.7

       The notional amounts of derivative contracts outstanding, primarily consisting of foreign currency exchange contracts and, in 2010, interest rate swaps, totaled $449 million and $1.78 billion at December 31, 2011 and December 31, 2010, respectively.

       The following tables present the fair value of derivative instruments in the consolidated balance sheet and statement of income.

	Fair Value – Assets		Fair Value – Liabilities
	December 31,	December 31,	December 31,	December 31,
(In millions)	2011	2010	2011	2010

Derivatives Designated as Hedging Instruments
Interest rate swaps (a)	$—	$37.3	$—	$—
Derivatives Not Designated as Hedging Instruments
Foreign currency exchange contracts (b)	0.9	2.8	1.2	3.5

Total derivatives	$0.9	$40.1	$1.2	$3.5

(a)	The fair value of the interest rate swaps is included in the consolidated balance sheet under the caption other assets.
(b)	The fair value of the foreign currency exchange contracts is included in the consolidated balance sheet under the captions other current assets or other accrued expenses.

	Gain Recognized
(In millions)	2011	2010

Derivatives Designated as Fair Value Hedges
Interest rate swaps	$16.5	$20.3
Derivatives Not Designated as Fair Value Hedges
Foreign currency exchange contracts	47.2	35.8

       Gains and losses recognized on interest rate swap and foreign currency exchange contracts are included in the consolidated statement of income under the caption other expense, net, together with the corresponding, offsetting losses and gains on the underlying hedged transactions except for the exchange rate hedges entered in anticipation of completing the Phadia acquisition (discussed below). The gains on these contracts have no underlying offset in the company's income statement.

       On May 19, 2011, in connection with the planned acquisition of Phadia, the company entered into several foreign currency forward contracts to partly mitigate the currency exchange risk associated with the payment of the euro-denominated purchase price and the repayment of multi-currency debt on the Phadia books. The currencies purchased included the euro, Swedish krona and Japanese yen, with the aggregate notional amount totaling $2.34 billion. These currency forward contracts were not able to be designated as hedging instruments and therefore the change in the derivative fair value was marked to market through income/expense, resulting in a $28 million gain included in other expense, net, during 2011.

Fair Value of Other Financial Instruments

       The carrying amount and fair value of the company's notes receivable and debt obligations are as follows:

	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
(In millions)	Value	Value	Value	Value

Notes Receivable	$6.5	$6.5	$7.4	$7.4

Debt Obligations:
Convertible obligations	$—	$—	$327.9	$461.4
Senior notes	6,093.0	6,454.6	1,784.9	1,806.3
Commercial paper	900.0	900.0	—	—
Other	35.0	35.0	24.3	24.3

	$7,028.0	$7,389.6	$2,137.1	$2,292.0

	The fair value of debt obligations was determined based on quoted market prices and on borrowing rates available to the company at the respective period ends.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information [Text Block]

Note 13.       Supplemental Cash Flow Information

(In millions)	2011	2010	2009

Cash Paid For:
Interest	$120.6	$82.5	$99.6

Income Taxes - Continuing Operations	$352.9	$339.0	$301.3

Income Taxes - Discontinued Operations	$149.1	$31.4	$28.5

Non-cash Activities
Fair value of assets of acquired businesses and product lines	$7,043.0	$805.0	$825.3
Cash paid for acquired businesses and product lines	(5,898.8)	(651.5)	(623.7)

Liabilities assumed of acquired businesses and product lines	$1,144.2	$153.5	$201.6

Issuance of restricted stock	$—	$1.4	$1.1

Issuance of stock upon vesting of restricted stock units	$22.7	$16.3	$7.0

Restructuring and Other Costs, Net	12 Months Ended
Dec. 31, 2011
Restructuring And Other Costs, Net Disclosure
Restructuring and Other Costs, Net

Note 14.       Restructuring and Other Costs, Net

       Restructuring and other costs in 2011 primarily included cash compensation from monetizing equity awards held by Dionex employees at the date of acquisition as well as continuing charges for headcount reductions and facility consolidations in an effort to streamline operations, including the following: the consolidation of facilities in Finland and Australia of acquired businesses with existing facilities in those countries; the consolidation of facilities in the U.S; and the restructuring of the commercial organization of a business across six European countries to increase productivity and efficiency in serving customers.

       Restructuring and other costs in 2010 primarily included charges for actions in response to the downturn in the economy and reduced revenues in several businesses, as well as the consolidation of manufacturing and research and development operations at a site in Germany with an existing site in the U.S. and the consolidation of production operations at a plant in Iowa with plants in Ohio and North Carolina. The 2010 charges include asset impairments as discussed below.

       Restructuring and other costs in 2009 primarily included charges for actions in response to the downturn in the economy and reduced revenues in several businesses, as well as the following: consolidation of production operations at a plant in the U.K. with plants in the U.S. and Germany; the Iowa and Germany closures discussed above; the consolidation of operations at a plant in the Netherlands with plants in the U.K. and the U.S; and completion of the relocation of a manufacturing site in France to an existing site in Germany.

       As of February 29, 2012, the company has identified restructuring actions that will result in additional charges of approximately $50 million, primarily in the first half of 2012.

2011

       During 2011, the company recorded net restructuring and other costs as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$30.5	$39.0	$3.1	$—	$72.6
Selling, General and Administrative Expenses	34.5	24.0	—	3.0	61.5
Restructuring and Other Costs, Net	54.3	8.4	31.7	2.1	96.5

	$119.3	$71.4	$34.8	$5.1	$230.6

       The components of net restructuring and other costs by segment are as follows:

Analytical Technologies

       In 2011, the Analytical Technologies segment recorded $119.3 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $30.5 million primarily for the sale of inventories revalued at the date of acquisition; charges to selling, general and administrative expenses of $34.5 million primarily for transaction costs related to the Dionex acquisition; and $54.3 million of other restructuring costs, net, $48.9 million of which were cash costs. These costs included $21.2 million of cash compensation from monetizing equity awards held by Dionex employees at the date of acquisition. The segment also recorded continuing cash costs associated with headcount reductions and facility consolidations to streamline operations, which consisted of $19.3 million of severance for approximately 460 employees; $7.0 million of abandoned facility costs; and $1.4 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations. The segment also recorded $5.4 million of non-cash charges, net, primarily for the impairment of intangible assets associated with a small business unit.

Specialty Diagnostics

       In 2011, the Specialty Diagnostics segment recorded $71.4 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $39.0 million primarily for the sale of inventories revalued at the date of acquisition; charges to selling, general and administrative expenses of $24.0 million primarily for transaction costs related to the Phadia acquisition; and $8.4 million of other restructuring costs, including cash costs of $8.0 million associated with headcount reductions and facility consolidations to streamline operations, including the consolidation of facilities in Finland and Australia of acquired businesses with existing facilities in those countries. The cash costs consisted of $6.7 million of severance for approximately 80 employees; $0.7 million of abandoned facility costs; and $0.6 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations. The non-cash charges, net, of $0.4 million consisted of $1.2 million of writedowns to estimated disposal value of real estate held for sale, partially offset by $0.8 million of income from termination of a post-retirement benefit plan.

Laboratory Products and Services

       In 2011, the Laboratory Products and Services segment recorded $34.8 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $3.1 million for accelerated depreciation at facilities closing due to real estate consolidation and sale of inventories revalued at the date of acquisition and $31.7 million of other restructuring costs, net, $22.0 million of which were cash costs. The cash costs were associated with the consolidation of facilities in the U.S. and the restructuring of the commercial organization of a business across six European countries to increase productivity and efficiency in serving customers, as well as other headcount reductions and facility consolidations. The cash costs included $15.6 million of severance for approximately 750 employees; $4.2 million of abandoned facility costs; and $2.2 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations. The segment recorded $9.7 million of non-cash costs primarily related to impairment of intangible assets associated with two small business units and, to a lesser extent, a loss on sale of a heating equipment business.

Corporate

       The company recorded $5.1 million in restructuring and other charges at its corporate operations in 2011, including a charge to selling, general and administrative expense of $3.0 million associated with product liability litigation and $2.1 million of cash costs for severance.

2010

       During 2010, the company recorded net restructuring and other costs as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$7.9	$3.3	$2.0	$—	$13.2
Selling, General and Administrative Expenses	14.9	(0.8)	(0.2)	(10.9)	3.0
Restructuring and Other Costs, Net	28.9	8.2	22.7	0.4	60.2

	$51.7	$10.7	$24.5	$(10.5)	$76.4

       The components of net restructuring and other costs by segment are as follows:

Analytical Technologies

       The Analytical Technologies segment recorded $51.7 million of net restructuring and other charges in 2010. The segment recorded charges to cost of revenues of $7.9 million primarily for the sale of inventories revalued at the date of acquisition; charges to selling, general and administrative expenses of $14.9 million for transaction costs primarily related to the pending Dionex acquisition (Note 2) and, to a lesser extent, revisions of estimated contingent consideration, principally related to the acquisition of Ahura; and $28.9 million of other costs, net. These other costs consisted of $12.6 million of cash costs, primarily associated with headcount reductions and facility consolidations in an effort to streamline operations, including $8.4 million of severance for approximately 125 employees primarily in manufacturing and sales and service functions; $2.3 million of abandoned facility costs; and $1.9 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations as well as other costs associated with restructuring actions. The segment also recorded $16.3 million of other charges, net, primarily due to impairment of intangible assets associated with several small business units.

Specialty Diagnostics

       The Specialty Diagnostics segment recorded $10.7 million of net restructuring and other charges in 2010. The segment recorded charges to cost of revenues of $3.3 million primarily for the sale of inventories revalued at the date of acquisition; $0.8 million of income for adjustments to transaction costs related to the B.R.A.H.M.S. acquisition and revisions of estimated contingent consideration; and $8.2 million of other costs, net. These other costs consisted of $6.8 million of cash costs, primarily associated with headcount reductions and facility consolidations in an effort to streamline operations, including $4.9 million of severance for approximately 45 employees primarily in manufacturing and sales and service functions; $0.9 million of abandoned facility costs; and $1.0 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations as well as other costs associated with restructuring actions. The segment also recorded non-cash costs of $1.4 million primarily due to impairment of intangible assets associated with a small business unit.

Laboratory Products and Services

       The Laboratory Products and Services segment recorded $24.5 million of net restructuring and other charges in 2010. The segment recorded charges to cost of revenues of $2.0 million primarily for accelerated depreciation at facilities closing due to real estate consolidation; $13.6 million in cash costs described below; and $9.1 million in other costs, net. The cash costs, which were associated with headcount reductions and facility consolidations in an effort to streamline operations, included $4.7 million of severance for approximately 75 employees primarily in manufacturing, administrative, and sales and service functions; $3.8 million of abandoned facility costs; and $5.1 million of other cash costs, primarily retention, relocation, moving and related expenses associated with facility consolidations. The non-cash costs of $9.1 million were related to a provision for loss on a patent infringement claim that arose at a business unit prior to its acquisition by the company and, to a lesser extent, writedowns to estimated disposal value of real estate held for sale.

Corporate

       The company recorded $10.5 million, net, of income including $10.9 million as a reduction of selling, general and administrative expenses at its corporate office in 2010, the majority of which was a gain on settlement with product liability insurers.

2009

       During 2009, the company recorded net restructuring and other costs as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$1.8	$2.9	$2.0	$—	$6.7
Selling, General and Administrative Expenses	—	2.1	(0.6)	—	1.5
Restructuring and Other Costs, Net	28.8	7.2	21.0	1.9	58.9

	$30.6	$12.2	$22.4	$1.9	$67.1

       The components of net restructuring and other costs by segment are as follows:

Analytical Technologies

       The Analytical Technologies segment recorded $30.6 million of net restructuring and other charges in 2009. The segment recorded charges to cost of revenues of $1.8 million for the sale of inventories revalued at the date of acquisition and accelerated depreciation at facilities closing due to real estate consolidation and $28.8 million of cash costs. The cash costs were, primarily associated with headcount reductions and facility consolidations in an effort to streamline operations, including $21.9 million of severance for approximately 320 employees primarily in manufacturing and sales and service functions; $4.2 million of abandoned facility costs; and $2.7 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations as well as other costs associated with restructuring actions.

Specialty Diagnostics

       The Specialty Diagnostics segment recorded $12.2 million of net restructuring and other charges in 2009. The segment recorded charges to cost of revenues of $2.9 million for the sale of inventories revalued at the date of acquisition and accelerated depreciation at facilities closing due to real estate consolidation, charges to selling, general and administrative expenses of $2.1 million for transaction costs related to the B.R.A.H.M.S. acquisition (Note 2) and $7.2 million of other costs, net. These other costs consisted of $11.7 million of cash costs, primarily associated with headcount reductions and facility consolidations in an effort to streamline operations, including $8.3 million of severance for approximately 200 employees primarily in manufacturing and sales and service functions; $1.3 million of abandoned facility costs; and $2.1 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations as well as other costs associated with restructuring actions. The segment also recorded $4.5 million of income, net, primarily due to a gain on the settlement of a litigation-related matter assumed as part of the merger with Fisher Scientific in 2006, offset partially by a $2.5 million charge for pension termination benefits.

Laboratory Products and Services

       The Laboratory Products and Services segment recorded $22.4 million of net restructuring and other charges in 2009. The segment recorded charges to cost of revenues of $2.0 million for the sale of inventories revalued at the date of acquisition and accelerated depreciation at facilities closing due to real estate consolidation; net gain in selling, general and administrative expenses of $0.6 million primarily for settlement of certain pre-merger Fisher product liability-related matters partially offset by transaction costs related to the acquisition of Biolab; $17.2 million in cash costs described below; and $3.8 million in other costs, net. The cash costs, which were associated with headcount reductions and facility consolidations in an effort to streamline operations, included $13.2 million of severance for approximately 360 employees primarily in manufacturing, administrative, and sales and service functions; $1.1 million of abandoned facility costs; and $2.9 million of other cash costs, primarily retention, relocation, moving and related expenses associated with facility consolidations. The non-cash costs of $3.8 million were related primarily to a loss on an abandoned facility held for sale that was sold in July 2009 and, to a lesser extent, the impairment of intangible and fixed assets related to a product line.

Corporate

       The company recorded $1.9 million in restructuring and other charges at its corporate office in 2009, $2.1 million of which were cash costs partially offset by a $0.2 million gain on the sale of abandoned real estate. The cash costs were primarily abandoned facility costs and, to a lesser extent, severance.

       The following table summarizes the cash components of the company's restructuring plans. The non-cash components and other amounts reported as restructuring and other costs, net, in the accompanying statement of income have been summarized in the notes to the tables. Accrued restructuring costs are included in other accrued expenses in the accompanying balance sheet.

		Abandonment
(In millions)	Severance	of Excess Facilities	Other (a)	Total

Pre-2010 Restructuring Plans
Balance At December 31, 2008	$12.4	$6.2	$2.2	$20.8
Costs incurred in 2009 (c)	47.4	9.7	8.1	65.2
Reserves reversed (b)	(3.2)	(1.8)	(0.3)	(5.3)
Payments	(34.3)	(7.9)	(8.0)	(50.2)
Currency translation	(0.1)	0.4	0.1	0.4

Balance At December 31, 2009	22.2	6.6	2.1	30.9
Costs incurred in 2010 (d)	8.7	5.4	4.9	19.0
Reserves reversed (b)	(2.3)	(0.8)	(0.4)	(3.5)
Payments	(20.4)	(6.4)	(6.5)	(33.3)
Currency translation	(1.1)	—	(0.1)	(1.2)

Balance At December 31, 2010	7.1	4.8	—	11.9
Costs incurred in 2011 (e)	0.8	2.1	0.2	3.1
Reserves reversed (b)	(0.5)	—	(0.1)	(0.6)
Payments	(5.0)	(3.6)	(0.1)	(8.7)
Currency translation	0.1	—	—	0.1

Balance At December 31, 2011	$2.5	$3.3	$—	$5.8

2010 Restructuring Plans
Costs incurred in 2010 (d)	$11.8	$2.4	$3.7	$17.9
Payments	(8.8)	(1.6)	(3.5)	(13.9)
Currency translation	0.1	0.1	(0.1)	0.1

Balance At December 31, 2010	3.1	0.9	0.1	4.1
Costs incurred in 2011 (e)	2.1	0.1	0.5	2.7
Payments	(4.0)	(0.6)	(0.5)	(5.1)
Currency translation	—	(0.1)	—	(0.1)

Balance At December 31, 2011	$1.2	$0.3	$0.1	$1.6

2011 Restructuring Plans
Costs incurred in 2011 (e)	$41.3	$9.7	$24.8	$75.8
Payments	(27.9)	(6.2)	(21.1)	(55.2)
Currency translation	(0.5)	0.1	—	(0.4)

Balance At December 31, 2011	$12.9	$3.6	$3.7	$20.2

(a)       Other includes cash compensation from monetizing equity awards held by Dionex employees at the date of acquisition and employee retention costs which are accrued ratably over the period through which employees must work to qualify for a payment.

(b)       Represents reductions in cost of plans.

(c)       Excludes an aggregate of $1 million of non-cash income, net, which are detailed by segment above.

(d)       Excludes an aggregate of $27 million of non-cash charges, net, which are detailed by segment above.

(e)       Excludes an aggregate of $15 million of non-cash charges, net, which are detailed by segment above.

       The company expects to pay accrued restructuring costs as follows: severance, employee-retention obligations and other costs, primarily through 2012; and abandoned-facility payments, over lease terms expiring through 2018.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations, Disclosure [Text Block]

Note 15.       Discontinued Operations

       On June 22, 2012, in an effort to exit a non-core business, the company's senior management made a decision to pursue a sale of its laboratory workstations business, part of the Laboratory Products and Services segment. The company expects to complete such a transaction by June 2013. The results of the laboratory workstations business have been classified and presented as discontinued operations in the accompanying financial statements. Prior period results have been adjusted to conform to this presentation. A product line with annual revenue of approximately $4 million that was reported within the laboratory workstations business in 2011 will be retained and is now reported in the Specialty Diagnostics segment.

       Operating results of the laboratory workstations business were as follows:

(In millions)	2011	2010	2009

Revenues	$179.6	$185.8	$179.0
Pre-tax Income (Loss)	(6.2)	18.0	26.6

       On April 4, 2011, the company sold two businesses. The results of both businesses have been included in the accompanying financial statements as discontinued operations. See Note 2.

       In 2010, the company recorded additional proceeds related to a business divested in 2003, resulting in an after-tax gain of $2.5 million.

Unaudited Quarterly Information	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Information [Abstract]
Quarterly Financial Information [Text Block]

Note 16.       Unaudited Quarterly Information

	2011
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$2,682.6	$2,854.0	$2,932.9	$3,089.3
Gross Profit	1,116.3	1,161.0	1,218.9	1,297.8
Income from Continuing Operations	247.5	217.1	266.3	292.5
Net Income	252.2	523.4	265.4	288.9
Earnings per Share from Continuing Operations:
Basic	.64	.57	.70	.78
Diluted	.63	.56	.70	.78
Earnings per Share:
Basic	.65	1.37	.70	.77
Diluted	.64	1.36	.69	.77

       Amounts reflect aggregate restructuring and other items, net, and non-operating items, net, as follows:

(a)       Costs of $21.2 million and after-tax income of $4.7 million related to the company's discontinued operations.

(b)       Costs of $93.2 million and after-tax income of $306.3 million related to the company's discontinued operations.

(c)       Costs of $56.5 million and after-tax loss of $0.9 million related to the company's discontinued operations.

(d)       Costs of $59.7 million and after-tax loss of $3.6 million related to the company's discontinued operations.

	2010
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$2,585.3	$2,555.6	$2,577.1	$2,675.1
Gross Profit	1,058.7	1,040.4	1,050.0	1,112.4
Income from Continuing Operations	222.7	226.0	254.5	282.9
Net Income	232.3	237.3	268.5	297.5
Earnings per Share from Continuing Operations:
Basic	.54	.55	.64	.72
Diluted	.53	.54	.63	.71
Earnings per Share:
Basic	.57	.58	.67	.76
Diluted	.56	.57	.66	.75

       Amounts reflect aggregate restructuring and other items, net, and non-operating items, net, as follows:

(a)       Costs of $22.8 million and after-tax income of $9.6 million related to the company's discontinued operations.

(b)       Costs of $11.0 million and after-tax income of $11.3 million related to the company's discontinued operations.

(c)       Costs of $12.5 million and after-tax income of $14.0 million related to the company's discontinued operations.

(d)       Costs of $30.1 million and after-tax income of $14.6 million related to the company's discontinued operations.

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
(In millions)	Balance at Beginning of Year	Provision Charged to Expense	Accounts Recovered	Accounts Written Off	Other (a)	Balance at End of Year

Allowance for Doubtful Accounts

Year Ended December 31, 2011	$39.2	$11.2	$0.2	$(5.7)	$20.9	$65.8

Year Ended December 31, 2010	$46.2	$2.1	$0.3	$(10.1)	$0.7	$39.2

Year Ended December 31, 2009	$41.9	$7.2	$1.0	$(6.4)	$2.5	$46.2

(In millions)		Balance at Beginning of Year	Provision Charged to Expense (c)	Activity Charged to Reserve	Other (d)	Balance at End of Year

Accrued Restructuring Costs (b)

Year Ended December 31, 2011		$16.0	$81.0	$(69.0)	$(0.4)	$27.6

Year Ended December 31, 2010		$30.9	$33.4	$(47.2)	$(1.1)	$16.0

Year Ended December 31, 2009		$20.8	$59.9	$(50.2)	$0.4	$30.9

  Includes allowance of businesses acquired and sold during the year as described in Note 2 and the effect of currency translation.
  The nature of activity in this account is described in Note 14.
  Excludes $15 million and $27 million, respectively, of non-cash expense, net, in 2011 and 2010 and $1 million of non-cash income, net in 2009, as described in Note 14.
  Represents the effects of currency translation.

Nature of Operations and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Nature of Operations and Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation [Policy Text Block]

Principles of Consolidation

       The accompanying financial statements include the accounts of the company and its wholly and majority-owned subsidiaries. All material intercompany accounts and transactions have been eliminated. The company accounts for investments in businesses in which it owns between 20% and 50% using the equity method.

Revenue Recognition [Policy Text Block]

       Revenue is recognized after all significant obligations have been met, collectability is probable and title has passed, which typically occurs upon shipment or delivery or completion of services. If customer-specific acceptance criteria exist, the company recognizes revenue after demonstrating adherence to the acceptance criteria. The company recognizes revenue and related costs for arrangements with multiple deliverables, such as equipment and installation, as each element is delivered or completed based upon its relative fair value. When a portion of the customer's payment is not due until installation or other deliverable occurs, the company defers that portion of the revenue until completion of installation or transfer of the deliverable. Provisions for discounts, warranties, rebates to customers, returns and other adjustments are provided for in the period the related sales are recorded.

       The company recognizes revenue from the sale of software. License fee revenues relate primarily to sales of perpetual licenses to end-users and are recognized when a formal agreement exists, the license fee is fixed and determinable, delivery of the software has occurred and collection is probable. Software arrangements with customers often include multiple elements, including software products, maintenance and support. The company recognizes software license fees based on the residual method after all elements have either been delivered or vendor specific objective evidence (VSOE) of fair value exists for such undelivered elements. In the event VSOE is not available for any undelivered element, revenue for all elements is deferred until delivery is completed. Revenues from software maintenance and support contracts are recognized on a straight-line basis over the term of the contract, which is generally a period of one year. VSOE of fair value of software maintenance and support is determined based on the price charged for the maintenance and support when sold separately. Revenues from training and consulting services are recognized as services are performed, based on VSOE, which is determined by reference to the price customers pay when the services are sold separately.

       Service revenues represent the company's service offerings including biopharma outsourcing, asset management, diagnostic testing, training, service contracts, and field service including related time and materials. Service revenues are recognized as the service is performed. Revenues for service contracts are recognized ratably over the contract period.

       The company records shipping and handling charges billed to customers in net sales and records shipping and handling costs in cost of product revenues for all periods presented.

       Deferred revenue in the accompanying balance sheet consists primarily of unearned revenue on service contracts, which is recognized ratably over the terms of the contracts. Substantially all of the deferred revenue in the accompanying 2011 balance sheet will be recognized within one year.

Revenue Recognition, Software [Policy Text Block]

       The company recognizes revenue from the sale of software. License fee revenues relate primarily to sales of perpetual licenses to end-users and are recognized when a formal agreement exists, the license fee is fixed and determinable, delivery of the software has occurred and collection is probable. Software arrangements with customers often include multiple elements, including software products, maintenance and support. The company recognizes software license fees based on the residual method after all elements have either been delivered or vendor specific objective evidence (VSOE) of fair value exists for such undelivered elements. In the event VSOE is not available for any undelivered element, revenue for all elements is deferred until delivery is completed. Revenues from software maintenance and support contracts are recognized on a straight-line basis over the term of the contract, which is generally a period of one year. VSOE of fair value of software maintenance and support is determined based on the price charged for the maintenance and support when sold separately. Revenues from training and consulting services are recognized as services are performed, based on VSOE, which is determined by reference to the price customers pay when the services are sold separately.

Revenue Recognition, Service Revenue [Policy Text Block]

       Service revenues represent the company's service offerings including biopharma outsourcing, asset management, diagnostic testing, training, service contracts, and field service including related time and materials. Service revenues are recognized as the service is performed. Revenues for service contracts are recognized ratably over the contract period.

Accounts Receivables [Policy Text Block]

       Accounts receivable are recorded at the invoiced amount and do not bear interest. The company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to pay amounts due. The allowance for doubtful accounts is the company's best estimate of the amount of probable credit losses in existing accounts receivable. The company determines the allowance based on historical write-off experience. Past due balances are reviewed individually for collectability. Account balances are charged off against the allowance when the company believes it is probable the receivable will not be recovered. The company does not have any off-balance-sheet credit exposure related to customers.

Shipping and Handling Charges [Policy Text Block]	The company records shipping and handling charges billed to customers in net sales and records shipping and handling costs in cost of product revenues for all periods presented.
Revenue Recognition, Deferred Revenue [Policy Text Block]

       Deferred revenue in the accompanying balance sheet consists primarily of unearned revenue on service contracts, which is recognized ratably over the terms of the contracts. Substantially all of the deferred revenue in the accompanying 2011 balance sheet will be recognized within one year.

Warranty Obligations [Policy Text Block]

Warranty Obligations

       The company provides for the estimated cost of product warranties, primarily from historical information, in cost of product revenues at the time product revenue is recognized. While the company engages in extensive product quality programs and processes, including actively monitoring and evaluating the quality of its component supplies, the company's warranty obligation is affected by product failure rates, utilization levels, material usage, service delivery costs incurred in correcting a product failure and supplier warranties on parts delivered to the company. Should actual product failure rates, utilization levels, material usage, service delivery costs or supplier warranties on parts differ from the company's estimates, revisions to the estimated warranty liability would be required. The liability for warranties is included in other accrued expenses in the accompanying balance sheet.

Income Taxes [Policy Text Block]

Income Taxes

       The company recognizes deferred income taxes based on the expected future tax consequences of differences between the financial statement basis and the tax basis of assets and liabilities, calculated using enacted tax rates in effect for the year in which the differences are expected to be reflected in the tax return.

       The financial statements reflect expected future tax consequences of uncertain tax positions that the company has taken or expects to take on a tax return presuming the taxing authorities' full knowledge of the positions and all relevant facts, but without discounting for the time value of money (Note 7).

Earnings Per Share [Policy Text Block]

Earnings per Share

       Basic earnings per share has been computed by dividing net income by the weighted average number of shares outstanding during the year. Except where the result would be antidilutive to income from continuing operations, diluted earnings per share has been computed using the treasury stock method for the convertible obligations and the exercise of stock options, as well as their related income tax effects (Note 8).

Cash and Cash Equivalents [Policy Text Block]

Cash and Cash Equivalents

       Cash equivalents consists principally of money market funds, commercial paper and other marketable securities purchased with an original maturity of three months or less. These investments are carried at cost, which approximates market value.

Investments [Policy Text Block]

Investments

       The company's marketable equity and debt securities that are part of its cash management activities are considered short-term investments in the accompanying balance sheet. Such securities principally represent available-for-sale investments. In addition, the company owns marketable equity securities that represent less than 20% ownership and for which the company does not have the ability to exert significant influence. Such investments are also considered available-for-sale. All available-for-sale securities are carried at fair market value, with the difference between cost and fair market value, net of related tax effects, recorded in the “Accumulated other comprehensive items” component of shareholders' equity (Notes 11 and 12). Decreases in fair market values of individual securities below cost for a duration of six to nine months are deemed indicative of other than temporary impairment, and the company assesses the need to write down the carrying amount of the investments to fair market value through other expense, net, in the accompanying statement of income. Should a decrease in the fair market value of debt securities be deemed attributable to non-credit loss conditions, however, no impairment is recorded in the statement of income if the company has the ability and intent to hold the investment to maturity.

       Other investments for which there are not readily determinable market values are accounted for under the cost method of accounting. The company periodically evaluates the carrying value of its investments accounted for under the cost method of accounting, which provides that they are recorded at the lower of cost or estimated net realizable value.

Inventories [Policy Text Block]

Inventories

       Inventories are valued at the lower of cost or market, cost being determined principally by the first-in, first-out (FIFO) method with certain of the company's businesses utilizing the last-in, first-out (LIFO) method. The company periodically reviews quantities of inventories on hand and compares these amounts to the expected use of each product or product line. In addition, the company has certain inventory that is subject to fluctuating market pricing. The company assesses the carrying value of this inventory based on a lower of cost or market analysis. The company records a charge to cost of sales for the amount required to reduce the carrying value of inventory to net realizable value. Costs associated with the procurement of inventories, such as inbound freight charges, purchasing and receiving costs, and internal transfer costs, are included in cost of revenues in the accompanying statement of income.

Property, Plant and Equipment [Policy Text Block]

Property, Plant and Equipment

       Property, plant and equipment are recorded at cost. The costs of additions and improvements are capitalized, while maintenance and repairs are charged to expense as incurred. The company provides for depreciation and amortization using the straight-line method over the estimated useful lives of the property as follows: buildings and improvements, 25 to 40 years; machinery and equipment (including software), 3 to 10 years; and leasehold improvements, the shorter of the term of the lease or the life of the asset. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are eliminated from the accounts and the resulting gain or loss is reflected in the accompanying statement of income

Acquisition-related Intangible Assets [Policy Text Block]

Acquisition-related Intangible Assets

       Acquisition-related intangible assets include the costs of acquired product technology, patents, tradenames and other specifically identifiable intangible assets, and are being amortized using the straight-line method over their estimated useful lives, which range from 3 to 20 years. In addition, the company has tradenames and in-process research and development that have indefinite lives and which are not amortized. The company reviews other intangible assets for impairment when indication of potential impairment exists, such as a significant reduction in cash flows associated with the assets. Intangible assets with indefinite lives are reviewed for impairment annually or whenever events or changes in circumstances indicate they may be impaired.

Joint Ventures [Policy Text Block]

       The company owns 49% - 50% interests in two joint ventures and records its pro rata share of the joint ventures' results in other expense, net, in the accompanying statement of income, using the equity method of accounting. The joint ventures were formed to combine the company's capabilities with those of businesses contributed by the respective joint venture partners in the fields of integrated response technology services and disposable laboratory glass products. The results of the joint ventures were not material for any period presented

Goodwill [Policy Text Block]

Goodwill

       The company assesses the realizability of goodwill annually and whenever events or changes in circumstances indicate it may be impaired. Such events or circumstances generally include the occurrence of operating losses or a significant decline in earnings associated with one or more of the company's reporting units. The company estimates the fair value of its reporting units by using forecasts of discounted future cash flows and peer market multiples. When an impairment is indicated, any excess of carrying value over the implied fair value of goodwill is recorded as an operating loss. In 2011, the company moved forward its annual test for goodwill impairment to the end of its tenth fiscal month. This date will also be used for testing in future years in an effort to complete the work earlier than testing at year-end permits. The company completed annual tests for impairment at November 4, 2011 and December 31, 2010, and determined that goodwill was not impaired.

Asset Retirement Obligations [Policy Text Block]

Asset Retirement Obligations

       The company reviews legal obligations associated with the retirement of long-lived assets that result from contractual obligations or the acquisition, construction, development and/or normal use of the assets. If it is determined that a legal obligation exists, regardless of whether the obligation is conditional on a future event, the fair value of the liability for an asset retirement obligation is recognized in the period in which it is incurred, if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset, and this additional carrying amount is depreciated over the life of the asset. The difference between the gross expected future cash flow and its present value is accreted over the life of the related lease as interest expense

Loss Contingencies [Policy Text Block]

Loss Contingencies

       Accruals are recorded for various contingencies, including legal proceedings, environmental, workers' compensation, product, general and auto liabilities, self-insurance and other claims that arise in the normal course of business. The accruals are based on management's judgment, historical claims experience, the probability of losses and, where applicable, the consideration of opinions of internal and/or external legal counsel and actuarial estimates. Additionally, the company records receivables from third-party insurers up to the amount of the loss when recovery has been determined to be probable. Liabilities acquired in acquisitions have been recorded at their fair value and, as such, were discounted to their present value at the dates of acquisition.

Advertising [Policy Text Block]

Advertising

       The company records advertising costs as expenses as incurred, except for certain direct-response advertising, which is capitalized and amortized on a straight-line basis over its expected period of future benefit, generally one to three years.

Currency Translation [Policy Text Block]

Currency Translation

       All assets and liabilities of the company's non-U.S. subsidiaries are translated at year-end exchange rates, and revenues and expenses are translated at average exchange rates for the year. Resulting translation adjustments are reflected in the “Accumulated other comprehensive items” component of shareholders' equity. Currency transaction gains and losses are included in the accompanying statement of income and are not material for the three years presented.

Derivative Contracts [Policy Text Block]

Derivative Contracts

       The company is exposed to certain risks relating to its ongoing business operations including changes to interest rates, currency exchange rates and commodity prices. The company uses derivative instruments primarily to manage currency exchange and interest rate risks. The company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative is a hedge, depending on the nature of the hedge, changes in the fair value of the derivative are either offset against the change in fair value of the hedged item through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. Derivatives that are not designated as hedges are recorded at fair value through earnings.

       The company uses short-term forward and option currency-exchange contracts primarily to hedge certain balance sheet and operational exposures resulting from changes in currency exchange rates, predominantly intercompany loans and cash balances that are denominated in currencies other than the functional currencies of the respective operations. These contracts principally hedge transactions denominated in euro, British pounds sterling, Chinese yuan, Australian dollars and Japanese yen. The company does not hold or engage in transactions involving derivative instruments for purposes other than risk management. As of December 31, 2011, the company had no outstanding foreign exchange contracts that were hedging anticipated purchases or sales.

Cash flow hedges. For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. As of December 31, 2011, the company had no outstanding derivative contracts that were accounted for as cash flow hedges.

Fair value hedges. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk, are recognized in earnings. During 2009, 2010 and 2011, in connection with new debt issuances, the company entered into interest rate swap arrangements. The company includes the gain or loss on the hedged items (fixed-rate debt) in the same line item (interest expense) as the offsetting loss or gain on the related interest rate swaps. All of the company's interest rate swap arrangements were terminated in 2011

Use of Estimates [Policy Text Block]

Use of Estimates

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In addition, significant estimates were made in estimating future cash flows to assess potential impairment of assets, and in determining the ultimate loss from selling discontinued operations and abandoning leases at facilities being exited (Note 14). Actual results could differ from those estimates.

Acquisitions and Dispositions (Policies)	12 Months Ended
Dec. 31, 2011
Acquisitions and Dispositions Disclosure
Business Combinations Policy [Policy Text Block]

       The company's acquisitions have historically been made at prices above the fair value of the acquired identifiable assets, resulting in goodwill, due to expectations of the synergies that will be realized by combining the businesses. These synergies include the elimination of redundant facilities, functions and staffing; use of the company's existing commercial infrastructure to expand sales of the acquired businesses' products; and use of the commercial infrastructure of the acquired businesses to cost-effectively expand sales of company products.

       Acquisitions have been accounted for using the purchase method of accounting, and the acquired companies' results have been included in the accompanying financial statements from their respective dates of acquisition. Acquisition transaction costs are recorded in selling, general and administrative expenses. The net assets acquired have been recorded based on estimates of fair value and, for acquisitions completed within the past year, are subject to adjustment upon finalization of the valuation process. The company is not aware of any information that indicates the final valuations will differ materially from the preliminary estimates.

Stockbased Compensation Expense (Policies)	12 Months Ended
Dec. 31, 2011
Stock-based Compensation Expense Disclosure [Abstract]
Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

       The company has stock-based compensation plans for its key employees, directors and others. These plans permit the grant of a variety of stock and stock-based awards, including restricted stock, stock options or performance-based shares, as determined by the compensation committee of the company's Board of Directors or for certain non-officer grants, by the company's employee equity committee, which consists of its chief executive officer. Options granted under these plans generally vest over 3-5 years with terms of 7-10 years, assuming continued employment with certain exceptions. The company's practice is to grant options at fair market value. The company generally issues new shares of its common stock to satisfy option exercises. Grants of stock options and restricted stock on or after November 9, 2006, provide that in the event of both a change in control of the company and a qualifying termination of an option holder's employment, all options and service-based restricted stock awards held by the recipient become immediately vested (unless an employment or other agreement with the employee provides for different treatment).

       Compensation cost is based on the grant-date fair value and is recognized ratably over the requisite vesting period or to the retirement date for retirement eligible employees, if earlier.

       The fair value of most option grants is estimated using the Black-Scholes option pricing model. For option grants that require the achievement of both service and market conditions, a lattice model is used to estimate fair value. The fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Expected volatility was calculated based on the historical volatility of the company's stock. Historical data on exercise patterns is the basis for estimating the expected life of an option. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term which approximates the expected life assumed at the date of grant. The compensation expense recognized for all stock-based awards is net of estimated forfeitures. Forfeitures are estimated based on an analysis of actual option forfeitures.

       The company has elected to recognize any excess income tax benefits from stock option exercises in capital in excess of par value only if an incremental income tax benefit would be realized after considering all other tax attributes presently available to the company. The company measures the tax benefit associated with excess tax deductions related to stock-based compensation expense by multiplying the excess tax deductions by the statutory tax rates. The company uses the incremental tax benefit approach for utilization of tax attributes.

       The company awards to a number of key employees restricted company common stock or restricted units that convert into an equivalent number of shares of common stock. The awards generally vest in annual installments over three years, assuming continued employment, with some exceptions. Vesting of the awards is contingent upon meeting certain service conditions and may also be contingent upon meeting certain performance and/or market conditions. The fair market value of the award at the time of the grant is amortized to expense over the period of vesting. Recipients of restricted shares have the right to vote such shares and receive cash dividends, whereas recipients of restricted units have no voting rights but are entitled to receive dividend equivalents. The fair value of service- and performance-based restricted share/unit awards is determined based on the number of shares/units granted and the market value of the company's shares on the grant date. For awards with market-based vesting conditions, the company uses a lattice model to estimate the grant-date fair value of the award.

Pension and Other Postretirement Benefit Plans (Policies)	12 Months Ended
Dec. 31, 2011
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Pension and Other Postretirement Plans, Policy [Policy Text Block]

401(k) Savings Plan and Other Defined Contribution Plans

       The company's 401(k) savings and other defined contribution plans cover the majority of the company's eligible U.S. and certain non-U.S. employees. Contributions to the plans are made by both the employee and the company. Company contributions are based on the level of employee contributions. Company contributions to these plans are based on formulas determined by the company.

Defined Benefit Pension Plans

       Employees of a number of the company's non-U.S. and certain U.S. subsidiaries participate in defined benefit pension plans covering substantially all full-time employees at those subsidiaries. Some of the plans are unfunded, as permitted under the plans and applicable laws. The company also maintains postretirement healthcare programs at several acquired businesses where certain employees are eligible to participate. The costs of the postretirement healthcare programs are funded on a self-insured and insured-premium basis.

       The company recognizes the funded status of defined benefit pension and other postretirement benefit plans as an asset or liability. This amount is defined as the difference between the fair value of plan assets and the benefit obligation. The company is required to recognize as a component of other comprehensive income, net of tax, the actuarial (gains) losses and prior service costs (credits) that arise but were not previously required to be recognized as components of net periodic benefit cost. Other comprehensive income is adjusted as these amounts are later recognized in income as components of net periodic benefit cost.

       When a company with a pension plan is acquired, any excess of projected benefit obligation over the plan assets is recognized as a liability and any excess of plan assets over the projected benefit obligation is recognized as an asset. The recognition of a new liability or a new asset results in the elimination of (a) previously existing unrecognized net gain or loss and (b) unrecognized prior service cost.

       The company funds annually, at a minimum, the statutorily required minimum amount as actuarially determined.

       The discount rate reflects the rate the company would have to pay to purchase high-quality investments that would provide cash sufficient to settle its current pension obligations. The discount rate is determined based on a range of factors, including the rates of return on high-quality, fixed-income corporate bonds and the related expected duration of the obligations or, in certain instances, the company has used a hypothetical portfolio of high quality instruments with maturities that mirror the benefit obligation in order to accurately estimate the discount rate relevant to a particular plan.

       The expected long-term rate of return on plan assets reflects the average rate of earnings expected on the funds invested, or to be invested, to provide for the benefits included in the projected benefit obligations. In determining the expected long-term rate of return on plan assets, the company considers the relative weighting of plan assets, the historical performance of total plan assets and individual asset classes and economic and other indicators of future performance. In addition, the company may consult with and consider the opinions of financial and other professionals in developing appropriate return benchmarks.

       Asset management objectives include maintaining an adequate level of diversification to reduce interest rate and market risk and providing adequate liquidity to meet immediate and future benefit payment requirements.

       The expected rate of compensation increase reflects the long-term average rate of salary increases and is based on historic salary increase experience and management's expectations of future salary increases.

       Expected benefit payments are estimated using the same assumptions used in determining the company's benefit obligation at December 31, 2011. Benefit payments will depend on future employment and compensation levels, average years employed and average life spans, among other factors, and changes in any of these factors could significantly affect these estimated future benefit payments.

Domestic Pension Plan Assets

       The company's overall objective is to invest in a portfolio of diversified assets, primarily through the use of institutional collective funds, to achieve long-term growth. The strategic asset allocation uses a combination of risk controlled and index strategies in fixed income and global equities. The company also has a small portfolio (comprising less than 3% of invested assets) of private equity investments. The target allocations for the remaining investments are approximately 34% to funds investing in U.S. equities, including a sub-allocation of approximately 5% to real estate-related equities, approximately 29% to funds investing in international equities and approximately 37% to funds investing in fixed income securities. The portfolio maintains enough liquidity at all times to meet the near-term benefit payments.

Non-U.S. Pension Plan Assets

       The company maintains specific plan assets for many of the individual pension plans outside the U.S. The investment strategy of each plan has been uniquely established based on the country specific standards and characteristics of the plans. Several of the plans have contracts with insurance companies whereby the market risks of the benefit obligations are borne by the insurance companies. When assets are held directly in investments, generally the objective is to invest in a portfolio of diversified assets with a variety of fund managers. The investments are substantially limited to funds investing in global equities and fixed income securities with the target asset allocations ranging from approximately 50% - 60% for equities and 40% - 50% for fixed income. Each plan maintains enough liquidity at all times to meet the near-term benefit payments.

Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Nature of Operations and Summary of Significant Accounting Policies [Abstract]
Warranty Obligations [Table Text Block]

The changes in the carrying amount of warranty obligations are as follows:

	Year Ended
	December 31,	December 31,
(In millions)	2011	2010

Beginning Balance	$41.7	$45.1
Provision charged to income	54.4	40.9
Usage	(55.1)	(42.7)
Acquisitions	3.0	0.2
Adjustments to previously provided warranties, net	(1.2)	(1.5)
Other, net	(0.6)	(0.3)

Ending Balance	$42.2	$41.7

Inventories [Table Text Block]	The components of inventories are as follows:
	December 31,	December 31,
(In millions)	2011	2010

Raw Materials	$335.2	$299.3
Work in Process	129.3	101.0
Finished Goods	865.6	752.7

	$1,330.1	$1,153.0

Property, Plant and Equipment [Table Text Block]

Property, plant and equipment consists of the following:

	December 31,	December 31,
(In millions)	2011	2010

Land	$179.9	$137.0
Buildings and Improvements	747.4	649.0
Machinery, Equipment and Leasehold Improvements	1,647.6	1,354.4

	2,574.9	2,140.4
Less: Accumulated Depreciation and Amortization	963.6	820.5

	$1,611.3	$1,319.9

Finite-Lived Acquisition-related Intangible Assets [Table Text Block]

Acquisition-related intangible assets are as follows:

	December 31, 2011			December 31, 2010
		Accumulated			Accumulated
(In millions)	Gross	Amortization	Net	Gross	Amortization	Net

Continuing Operations:
Definite Lives:
Customer relationships	$6,572.6	$(2,146.5)	$4,426.1	$5,215.8	$(1,741.3)	$3,474.5
Product technology	2,268.5	(726.7)	1,541.8	1,266.7	(546.1)	720.6
Tradenames	763.0	(264.9)	498.1	605.3	(221.6)	383.7
Patents	19.5	(18.5)	1.0	19.7	(17.9)	1.8
Other	13.6	(12.7)	0.9	14.0	(12.2)	1.8

	9,637.2	(3,169.3)	6,467.9	7,121.5	(2,539.1)	4,582.4

Indefinite Lives:
Tradenames	1,326.9	—	1,326.9	1,326.9	—	1,326.9
In-process research and development	21.1	—	21.1	4.4	—	4.4

	1,348.0	—	1,348.0	1,331.3	—	1,331.3

	$10,985.2	$(3,169.3)	$7,815.9	$8,452.8	$(2,539.1)	$5,913.7

Discontinued Operations:
Definite Lives:
Customer relationships				$70.7	$(25.4)	$45.3
Product technology				55.9	(24.1)	31.8
Tradenames				70.9	(20.6)	50.3

				$197.5	$(70.1)	$127.4

Indefinite-lived Acquisition-related Intangible Assets [Table Text Block]

Acquisition-related intangible assets are as follows:

	December 31, 2011			December 31, 2010
		Accumulated			Accumulated
(In millions)	Gross	Amortization	Net	Gross	Amortization	Net

Continuing Operations:
Definite Lives:
Customer relationships	$6,572.6	$(2,146.5)	$4,426.1	$5,215.8	$(1,741.3)	$3,474.5
Product technology	2,268.5	(726.7)	1,541.8	1,266.7	(546.1)	720.6
Tradenames	763.0	(264.9)	498.1	605.3	(221.6)	383.7
Patents	19.5	(18.5)	1.0	19.7	(17.9)	1.8
Other	13.6	(12.7)	0.9	14.0	(12.2)	1.8

	9,637.2	(3,169.3)	6,467.9	7,121.5	(2,539.1)	4,582.4

Indefinite Lives:
Tradenames	1,326.9	—	1,326.9	1,326.9	—	1,326.9
In-process research and development	21.1	—	21.1	4.4	—	4.4

	1,348.0	—	1,348.0	1,331.3	—	1,331.3

	$10,985.2	$(3,169.3)	$7,815.9	$8,452.8	$(2,539.1)	$5,913.7

Discontinued Operations:
Definite Lives:
Customer relationships				$70.7	$(25.4)	$45.3
Product technology				55.9	(24.1)	31.8
Tradenames				70.9	(20.6)	50.3

				$197.5	$(70.1)	$127.4

Finite-Lived Acquisition-related Intangible Assets, Future Amortization Expense [Table Text Block]

The estimated future amortization expense of acquisition-related intangible assets with definite lives is as follows:

(In millions)

2012	$735.5
2013	722.3
2014	685.8
2015	666.3
2016	632.9
2017 and thereafter	3,025.1

$6,467.9

Goodwill [Table Text Block]

       The changes in the carrying amount of goodwill by segment are as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Total

Balance at December 31, 2009	$1,572.3	$2,181.1	$4,938.8	$8,692.2
Acquisitions	278.6	21.3	13.9	313.8
Tax benefit from Fisher equity awards	(0.9)	(5.2)	(15.8)	(21.9)
Currency translation	(0.1)	(6.4)	2.0	(4.5)
Other	(0.4)	2.1	(0.4)	1.3

Balance at December 31, 2010	1,849.5	2,192.9	4,938.5	8,980.9
Acquisitions	1,316.9	1,828.8	18.4	3,164.1
Finalization of purchase price allocations for 2010 acquisitions	(4.4)	—	5.0	0.6
Tax benefit from Fisher equity awards	(0.1)	(0.9)	(2.7)	(3.7)
Sale of businesses	(0.1)	—	(9.9)	(10.0)
Currency translation	(7.7)	(150.1)	(1.9)	(159.7)
Other	(0.5)	(0.1)	1.7	1.1

Balance at December 31, 2011	$3,153.6	$3,870.6	$4,949.1	$11,973.3

Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions and Dispositions Disclosure
Schedule of Purchase Price Allocation [Table Text Block]

       The components of the purchase price and net assets acquired for 2011 acquisitions are as follows:

(In millions)	Phadia	Dionex	Other	Total

Purchase Price
Cash paid	$3,655.2	$2,140.8	$97.7	$5,893.7
Debt assumed	0.3	3.2	—	3.5
Purchase price payable	—	—	0.4	0.4
Fair value of contingent consideration	—	—	1.4	1.4
Cash acquired	(117.2)	(114.9)	(0.9)	(233.0)

	$3,538.3	$2,029.1	$98.6	$5,666.0

Net Assets Acquired
Current assets	$323.5	$227.8	$25.0	$576.3
Property, plant and equipment	150.2	84.4	29.0	263.6
Intangible assets:
Customer relationships	956.8	495.3	17.6	1,469.7
Product technology	696.3	350.2	20.0	1,066.5
In-process research and development	—	18.3	—	18.3
Tradenames and other	132.6	35.7	3.6	171.9
Goodwill	1,817.3	1,316.9	29.9	3,164.1
Other assets	67.9	4.1	1.1	73.1
Liabilities assumed	(606.3)	(503.6)	(27.6)	(1,137.5)

	$3,538.3	$2,029.1	$98.6	$5,666.0

       The components of the purchase price and net assets acquired for 2010 acquisitions, as revised in 2011 for finalization of the valuation process are as follows:

(In millions)	Ahura Scientific	Finnzymes	Fermentas	Other	Total

Purchase Price
Cash paid	$164.0	$59.0	$278.7	$150.6	$652.3
Debt assumed	0.6	—	3.6	1.1	5.3
Fair value of contingent consideration	19.6	—	—	3.9	23.5
Cash acquired	(17.8)	(0.7)	(21.9)	(5.4)	(45.8)

	$166.4	$58.3	$260.4	$150.2	$635.3

Net Assets Acquired
Current assets	$22.3	$6.1	$23.3	$29.4	$81.1
Property, plant and equipment	3.3	3.4	9.6	4.1	20.4
Intangible assets:
Customer relationships	46.1	16.1	67.9	40.6	170.7
Product technology	30.4	18.6	73.5	24.8	147.3
In-process research and development	—	—	—	4.4	4.4
Tradenames and other	0.4	0.1	5.3	4.4	10.2
Goodwill	109.9	24.8	117.2	62.5	314.4
Other assets	0.1	2.0	3.0	9.0	14.1
Liabilities assumed	(46.1)	(12.8)	(39.4)	(29.0)	(127.3)

	$166.4	$58.3	$260.4	$150.2	$635.3

       The components of the purchase price and net assets acquired for 2009 acquisitions, as revised in 2010 for finalization of the valuation process are as follows:

(In millions)	Biolab	B.R.A.H.M.S.	Other	Total

Purchase Price
Cash paid	$132.9	$454.1	$35.9	$622.9
Debt assumed	—	32.3	0.9	33.2
Fair value of contingent consideration	—	—	0.6	0.6
Cash acquired	(1.3)	(4.8)	(0.2)	(6.3)
Other	—	—	0.9	0.9

	$131.6	$481.6	$38.1	$651.3

Net Assets Acquired
Current assets	$38.2	$47.4	$6.5	$92.1
Property, plant and equipment	3.3	32.9	0.8	37.0
Intangible assets:
Customer relationships	51.4	203.8	6.7	261.9
Product technology	0.9	135.2	6.9	143.0
Tradenames and other	1.3	9.4	0.2	10.9
Goodwill	62.3	183.4	24.0	269.7
Other assets	—	3.5	—	3.5
Liabilities assumed	(25.8)	(134.0)	(7.0)	(166.8)

	$131.6	$481.6	$38.1	$651.3

Business Acquisition, Pro Forma Information [Table Text Block]

       Had the acquisitions of Phadia and Dionex been completed as of the beginning of 2010, the company's pro forma results for 2011 and 2010 would have been as follows:

(In millions except per share amounts)	2011	2010

Revenues	$12,111.1	$11,302.2

Income from Continuing Operations	$1,134.1	$805.2

Net Income	$1,440.5	$854.7

Earnings per Share from Continuing Operations:
Basic	$2.98	$2.00
Diluted	$2.95	$1.97

Earnings per Share:
Basic	$3.78	$2.12
Diluted	$3.74	$2.09

       Pro forma results include the following non-recurring pro forma adjustments that were directly attributable to the business combinations:

         Pre-tax reduction in revenue of $13.1 million in 2010 and $1.1 million in 2011, due to the impact of revaluing Dionex deferred revenue obligations to fair value.
         Pre-tax charge to cost of revenues of $89.6 million in 2010, for the sale of Phadia and Dionex inventories revalued at the date of acquisition.
         Pre-tax charge of $21.2 million in 2010, relating to monetizing equity awards held by Dionex employees at the date of acquisition.
         Pre-tax charge of $80.7 million in 2010, for acquisition-related transaction costs incurred by both the company and the acquirees.

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

Dispositions

On April 4, 2011, the company sold, in separate transactions, its Athena Diagnostics business (Athena) for $740 million in cash and its Lancaster Laboratories business (Lancaster) for $180 million in cash and escrowed proceeds of $20 million, due in October 2012. The sale of these businesses resulted in an after-tax gain of approximately $304 million or $0.79 per diluted share. Athena provides diagnostic testing for neurological and other diseases, with an emphasis on gene-based tests. Lancaster is a contract-testing laboratory that provides analytical laboratory services. The results of both businesses have been included in the accompanying financial statements as discontinued operations for all periods presented. Operating results and balance sheet data of these businesses were as follows:

(In millions)	2011	2010	2009

Revenues	$54.3	$226.2	$205.3
Pre-tax Income	9.1	58.9	46.6

			December 31,
			2010

Other Current Assets			$64.8
Other Assets			451.0
Other Accrued Expenses			17.6
Other Long-term Liabilities			58.4

       Operating results of the laboratory workstations business were as follows:

(In millions)	2011	2010	2009

Revenues	$179.6	$185.8	$179.0
Pre-tax Income (Loss)	(6.2)	18.0	26.6

Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Business Segments
Schedule of Segment Reporting Information, by Segment [Table Text Block]
(In millions)	2011	2010	2009

Revenues
Analytical Technologies	$3,845.4	$3,238.2	$2,918.8
Specialty Diagnostics	2,469.9	2,149.0	2,150.4
Laboratory Products and Services	5,762.9	5,473.0	5,073.7
Eliminations	(519.4)	(467.1)	(401.9)

Consolidated revenues	11,558.8	10,393.1	9,741.0

Segment Income
Analytical Technologies (a)	720.0	550.1	456.9
Specialty Diagnostics (a)	598.4	487.9	457.7
Laboratory Products and Services (a)	810.9	781.2	708.7

Subtotal reportable segments (a)	2,129.3	1,819.2	1,623.3

Cost of revenues charges	(72.6)	(13.2)	(6.7)
Selling, general and administrative charges, net	(61.5)	(3.0)	(1.5)
Restructuring and other costs, net	(96.5)	(60.2)	(58.9)
Amortization of acquisition-related intangible assets	(647.9)	(554.7)	(579.9)

Consolidated operating income	1,250.8	1,188.1	976.3
Other expense, net (b)	(118.0)	(100.4)	(122.5)

Income from continuing operations before provision for income taxes	$1,132.8	$1,087.7	$853.8

Depreciation
Analytical Technologies	$61.0	$54.6	$54.2
Specialty Diagnostics	50.1	37.3	33.5
Laboratory Products and Services	100.6	93.1	91.7

Consolidated depreciation	$211.7	$185.0	$179.4

(a)	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)	The company does not allocate other expense, net to its segments.

(In millions)	2011	2010	2009

Total Assets
Analytical Technologies	$6,262.8	$4,266.4	$3,731.5
Specialty Diagnostics	8,319.6	4,575.9	4,827.3
Laboratory Products and Services	10,713.9	10,768.1	10,797.1
Corporate/Other (c)	1,537.4	1,739.0	2,269.1

Consolidated total assets	$26,833.7	$21,349.4	$21,625.0

Capital Expenditures
Analytical Technologies	$71.3	$45.6	$36.6
Specialty Diagnostics	63.2	51.0	47.2
Laboratory Products and Services	113.9	123.4	81.7
Corporate/Other	12.5	25.4	32.0

Consolidated capital expenditures	$260.9	$245.4	$197.5

(c)	Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices and assets of the discontinued operations.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
(In millions)	2011	2010	2009

Revenues
Analytical Technologies	$3,845.4	$3,238.2	$2,918.8
Specialty Diagnostics	2,469.9	2,149.0	2,150.4
Laboratory Products and Services	5,762.9	5,473.0	5,073.7
Eliminations	(519.4)	(467.1)	(401.9)

Consolidated revenues	11,558.8	10,393.1	9,741.0

Segment Income
Analytical Technologies (a)	720.0	550.1	456.9
Specialty Diagnostics (a)	598.4	487.9	457.7
Laboratory Products and Services (a)	810.9	781.2	708.7

Subtotal reportable segments (a)	2,129.3	1,819.2	1,623.3

Cost of revenues charges	(72.6)	(13.2)	(6.7)
Selling, general and administrative charges, net	(61.5)	(3.0)	(1.5)
Restructuring and other costs, net	(96.5)	(60.2)	(58.9)
Amortization of acquisition-related intangible assets	(647.9)	(554.7)	(579.9)

Consolidated operating income	1,250.8	1,188.1	976.3
Other expense, net (b)	(118.0)	(100.4)	(122.5)

Income from continuing operations before provision for income taxes	$1,132.8	$1,087.7	$853.8

Depreciation
Analytical Technologies	$61.0	$54.6	$54.2
Specialty Diagnostics	50.1	37.3	33.5
Laboratory Products and Services	100.6	93.1	91.7

Consolidated depreciation	$211.7	$185.0	$179.4

(a)	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)	The company does not allocate other expense, net to its segments.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

(In millions)	2011	2010	2009

Revenues (d)
United States	$6,023.9	$5,806.8	$5,528.5
Germany	698.3	592.9	541.3
China	559.6	405.3	352.7
United Kingdom	472.3	409.6	418.6
Other	3,804.7	3,178.5	2,899.9

	$11,558.8	$10,393.1	$9,741.0

Long-lived Assets (e)
United States	$797.9	$708.5	$673.6
Germany	158.6	121.7	127.9
United Kingdom	209.2	170.4	158.2
Other	445.6	319.3	292.8

	$1,611.3	$1,319.9	$1,252.5

(d)	Revenues are attributed to countries based on customer location.
(e)	Includes property, plant and equipment, net.

Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2011
Other Expense, Net Disclosure
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
(In millions)	2011	2010	2009

Interest Income	$26.8	$12.4	$16.1
Interest Expense	(175.3)	(84.7)	(118.0)
Other Items, Net	30.5	(28.1)	(20.6)

	$(118.0)	$(100.4)	$(122.5)

Stockbased Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2011
Stock-based Compensation Expense Disclosure [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

       The components of pre-tax stock-based compensation expense are as follows:

(In millions)	2011	2010	2009

Stock Option Awards	$49.4	$48.6	$41.4
Restricted Share/Unit Awards	30.6	33.0	25.3

Total Stock-based Compensation Expense	$80.0	$81.6	$66.7

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]

	Stock-based compensation expense is included in the accompanying statement of income as follows:

(In millions)	2011	2010	2009

Cost of Revenues	$5.7	$5.8	$6.1
Selling, General and Administrative Expenses	72.4	74.0	58.5
Research and Development Expenses	1.9	1.8	2.1

Total Stock-based Compensation Expense	$80.0	$81.6	$66.7

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

       The weighted average assumptions used in the Black-Scholes option pricing model are as follows:

	2011	2010	2009

Expected Stock Price Volatility	33%	32%	31%
Risk Free Interest Rate	1.7%	2.0%	2.2%
Expected Life of Options (years)	4.1	4.1	3.8
Expected Annual Dividend	$—	$—	$—

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

       A summary of option activity as of December 31, 2011 and changes during the three years then ended is presented below:

	Shares (in millions)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (a) (in millions)

Outstanding at December 31, 2008	16.1	$40.72
Granted	7.3	37.45
Exercised	(1.7)	31.77
Canceled / Expired	(1.8)	50.43

Outstanding at December 31, 2009	19.9	39.39
Granted	4.3	49.61
Exercised	(2.4)	31.96
Canceled / Expired	(0.8)	44.55

Outstanding at December 31, 2010	21.0	42.15
Granted	3.7	54.74
Exercised	(4.1)	38.46
Canceled / Expired	(1.0)	48.11

Outstanding at December 31, 2011	19.6	45.00	4.1

Vested and Unvested Expected to Vest at
December 31, 2011	19.1	44.80	4.1	$78.4

Exercisable at December 31, 2011	10.8	41.77	2.9	$63.4

(a)       Market price per share on December 31, 2011 was $44.97. The intrinsic value is zero for options with exercise prices above the market price.

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]

       A summary of the status of the company's restricted shares/units as of December 31, 2011 and changes during the three years then ended are presented below:

	Shares (in thousands)	Weighted Average Grant-Date Fair Value

Unvested at December 31, 2008	795	$47.80
Granted	1,475	39.76
Vested	(436)	46.34
Forfeited	(163)	43.59

Unvested at December 31, 2009	1,671	41.99
Granted	704	49.43
Vested	(499)	42.00
Forfeited	(92)	39.56

Unvested at December 31, 2010	1,784	45.05
Granted	572	54.96
Vested	(504)	42.14
Forfeited	(104)	48.03

Unvested at December 31, 2011	1,748	48.96

Pensions and Other Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]

       The following table provides a reconciliation of benefit obligations and plan assets of the company's domestic and non-U.S. pension plans:

	Domestic Pension Benefits		Non-U.S. Pension Benefits
(In millions)	2011	2010	2011	2010

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$413.6	$395.2	$656.3	$608.3
Business combinations	—	—	8.3	4.3
Service costs	—	0.3	13.7	11.4
Interest costs	21.3	21.1	32.1	30.7
Curtailment	—	—	(2.7)	(5.9)
Plan participants' contributions	—	—	3.5	3.3
Actuarial losses	37.9	16.7	26.0	38.8
Benefits paid	(20.6)	(19.7)	(21.3)	(24.1)
Currency translation and other	—	—	(6.7)	(10.5)

Benefit Obligation at End of Year	$452.2	$413.6	$709.2	$656.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$362.5	$347.1	$510.5	$475.0
Business combinations	—	—	2.6	1.3
Actual return on plan assets	2.4	34.7	11.1	45.5
Employer contribution	—	0.4	23.5	21.5
Plan participants' contributions	—	—	3.5	3.3
Benefits paid	(20.6)	(19.7)	(21.3)	(24.1)
Currency translation and other	—	—	(5.7)	(12.0)

Fair Value of Plan Assets at End of Year	$344.3	$362.5	$524.2	$510.5

Funded Status	$(107.9)	$(51.1)	$(185.0)	$(145.8)

Accumulated Benefit Obligation	$452.2	$413.6	$663.0	$625.4

Amounts Recognized in Balance Sheet
Non-current asset	$—	$—	$0.8	$2.3
Current liability	—	—	(4.1)	(3.6)
Non-current liability	(107.9)	(51.1)	(181.7)	(144.5)

Net amount recognized	$(107.9)	$(51.1)	$(185.0)	$(145.8)

Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial loss	$172.6	$109.3	$81.2	$42.0
Prior service credits	—	—	(0.6)	(0.5)

Net amount recognized	$172.6	$109.3	$80.6	$41.5

The actuarial assumptions used to compute the funded (unfunded) status for the plans are based upon information available as of December 31, 2011 and 2010 and are as follows:

	Domestic Pension Benefits		Non-U.S. Pension Benefits
(In millions)	2011	2010	2011	2010

Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	4.50%	5.25%	4.37%	4.77%
Average rate of increase in employee compensation	4.00%	4.00%	3.08%	3.34%

The actuarial assumptions used to compute the net periodic pension benefit cost (income) are based upon information available as of the beginning of the year, as presented in the following table:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2011	2010	2009	2011	2010	2009

Weighted Average Assumptions Used to Determine the Net Benefit Cost (Income)
Discount rate	5.25%	5.50%	5.25%	4.77%	5.37%	5.43%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	3.35%	3.24%	3.29%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%	5.32%	5.59%	5.67%

The following table provides a reconciliation of benefit obligations and plan assets of the company's SERP and other postretirement benefit plans:

	SERP Benefits		Postretirement Benefits
(In millions)	2011	2010	2011	2010

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$12.4	$11.6	$34.9	$32.2
Service costs	—	—	0.6	0.4
Interest costs	0.6	0.6	1.9	1.8
Plan participants' contributions	—	—	1.4	1.4
Actuarial losses	1.4	0.6	3.2	2.2
Benefits paid	(0.5)	(0.4)	(2.7)	(3.5)
Currency translation and other	—	—	(0.4)	0.4

Benefit Obligation at End of Year	$13.9	$12.4	$38.9	$34.9

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$—	$—	$—	$—
Employer contribution	0.5	0.4	1.3	2.1
Plan participants' contributions	—	—	1.4	1.4
Benefits paid	(0.5)	(0.4)	(2.7)	(3.5)

Fair Value of Plan Assets at End of Year	$—	$—	$—	$—

Funded Status	$(13.9)	$(12.4)	$(38.9)	$(34.9)

Accumulated Benefit Obligation	$13.9	$12.4

Amounts Recognized in Balance Sheet
Current liability	$(0.5)	$(0.5)	$(2.2)	$(2.1)
Non-current liability	(13.4)	(11.9)	(36.7)	(32.8)

Net amount recognized	$(13.9)	$(12.4)	$(38.9)	$(34.9)

Amounts Recognized in Accumulated Other Comprehensive Loss (Income)
Net actuarial loss (gain)	$1.8	$0.4	$3.1	$(0.5)
Prior service credits	—	—	(0.6)	(0.7)

Net amount recognized	$1.8	$0.4	$2.5	$(1.2)

Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	4.50%	5.25%	4.88%	5.44%
Average rate of increase in employee compensation	4.00%	4.00%	—	—
Initial healthcare cost trend rate			7.21%	7.91%
Ultimate healthcare cost trend rate			5.51%	5.52%

	SERP Benefits			Postretirement Benefits
(In millions)	2011	2010	2009	2011	2010	2009

Weighted Average Assumptions Used to Determine the Net Benefit Cost
Discount rate	5.25%	5.50%	5.25%	5.44%	5.94%	5.73%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	—	—	—

       The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in 2012 are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	Post-retirement Benefits

Net Actuarial Loss	$3.4	$3.2	$0.2
Net Prior Service Credit	—	(0.1)	(0.1)

	$3.4	$3.1	$0.1

       The projected benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with projected benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2011	2010

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$1,165.6	$945.9
Fair value of plan assets	858.0	734.3

The accumulated benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2011	2010

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$987.9	$910.5
Fair value of plan assets	717.8	725.6

       The net periodic pension benefit cost (income) includes the following components for 2011, 2010 and 2009:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2011	2010	2009	2011	2010	2009

Components of Net Benefit Cost (Income)
Service cost-benefits earned	$—	$0.3	$0.8	$13.7	$11.4	$9.7
Interest cost on benefit obligation	21.3	21.1	20.6	32.1	30.7	28.6
Expected return on plan assets	(29.4)	(29.9)	(30.0)	(27.8)	(24.9)	(21.2)
Amortization of actuarial net loss	1.5	0.7	—	1.6	1.3	1.6
Settlement/curtailment (gain) loss	—	—	—	—	0.1	(0.2)
Special termination benefit	—	—	0.2	0.9	0.5	3.0

Net periodic benefit cost (income)	$(6.6)	$(7.8)	$(8.4)	$20.5	$19.1	$21.5

       The net periodic SERP and other postretirement benefit cost includes the following components for 2011, 2010 and 2009:

	SERP Benefits			Postretirement Benefits
(In millions)	2011	2010	2009	2011	2010	2009

Components of Net Benefit Cost
Service cost-benefits earned	$—	$—	$—	$0.6	$0.4	$0.6
Interest cost on benefit obligation	0.6	0.6	0.6	1.9	1.8	1.8
Amortization of actuarial net gain	—	—	—	—	(0.2)	—
Amortization of prior service benefit	—	—	—	(0.1)	(0.1)	(0.1)
Settlement/curtailment gain	—	—	—	(0.1)	—	—
Special termination benefit	—	—	—	—	—	—

Net periodic benefit cost	$0.6	$0.6	$0.6	$2.3	$1.9	$2.3

Estimated future benefit payments during the next five years and in the aggregate for the five fiscal years thereafter, are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	SERP Benefits	Post-retirement Benefits

2012	$24.1	$22.5	$0.5	$2.2
2013	23.8	23.8	0.5	2.2
2014	24.2	24.9	1.7	2.2
2015	25.1	26.3	1.5	2.2
2016	25.6	27.7	0.6	2.2
2017-2021	134.9	154.2	6.8	10.9

       A change in the assumed healthcare cost trend rate by one percentage point effective January 2011 would change the accumulated postretirement benefit obligation as of December 31, 2011 and the 2011 aggregate of service and interest costs, as follows:

(In millions)	Increase	Decrease

One Percentage Point
Effect in total of service and interest cost components	$0.4	$(0.3)
Effect on postretirement healthcare benefit obligation	4.9	(3.8)

       The fair values of the company's domestic plan assets at December 31, 2011 and 2010, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$112.5	$—	$112.5	$—
International equity funds	82.8	—	82.8	—
Fixed income funds	132.2	—	132.2	—
Private equity funds	9.1	—	—	9.1
Money market funds	7.7	—	7.7	—
Alternative investments	—	—	—	—

Total Assets	$344.3	$—	$335.2	$9.1

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2010	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$128.1	$—	$128.1	$—
International equity funds	96.1	—	96.1	—
Fixed income funds	112.9	—	112.9	—
Private equity funds	13.0	—	—	13.0
Money market funds	12.3	—	12.3	—
Alternative investments	0.1	—	—	0.1

Total Assets	$362.5	$—	$349.4	$13.1

The following table represents a rollforward of the fair value, as determined by level 3 inputs.

(In millions)	Private Equity Funds	Alternative Investments	Total

Balance at December 31, 2009	$14.8	$0.9	$15.7
Actual return on plan assets:
Relating to assets held at reporting date	(2.0)	0.1	(1.9)
Relating to assets sold/distributed during period	2.3	0.2	2.5
Purchases, capital contributions, sales and settlements	(2.1)	(1.1)	(3.2)

Balance at December 31, 2010	$13.0	$0.1	$13.1
Actual return on plan assets:
Relating to assets held at reporting date	(2.2)	—	(2.2)
Relating to assets sold/distributed during period	3.7	—	3.7
Purchases, capital contributions, sales and settlements	(5.4)	(0.1)	(5.5)

Balance at December 31, 2011	$9.1	$—	$9.1

       The table below presents, as of December 31, 2011, the fair value measurements of investments in certain domestic plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 or 3 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
U.S. equity funds	$112.5	$—	At least monthly	No more than 3 days
International equity funds	82.8	—	At least monthly	No more than 3 days
Fixed income funds	132.2	—	At least monthly	No more than 3 days
Private equity funds	9.1	1.0	Restricted	Restricted
Money market funds	7.7	—	Daily	Daily

	$344.3	$1.0

The domestic plan receives distributions from the private equity funds as those funds' assets are liquidated. The duration of the funds vary by investment with the longest ending in 2015.

       The fair values of the company's non-U.S. plan assets at December 31, 2011 and 2010, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$232.8	$46.8	$186.0	$—
Fixed income funds	200.1	20.3	179.8	—
Insurance contracts	86.8	—	86.8	—
Cash / money market funds	4.5	4.3	0.2	—

Total Assets	$524.2	$71.4	$452.8	$—

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2010	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$249.0	$49.0	$200.0	$—
Fixed income funds	176.1	20.4	155.7	—
Insurance contracts	82.0	—	82.0	—
Cash / money market funds	3.4	3.2	0.2	—

Total Assets	$510.5	$72.6	$437.9	$—

       The table below presents the fair value measurements of investments in certain non-U.S. plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
Equity funds	$186.0	$—	At least monthly	No more than 1 month
Fixed income funds	179.8	—	At least weekly	No more than 5 days
Insurance contracts	86.8	—	Not applicable	Not applicable
Money market funds	0.2	—	Daily	Daily

	$452.8	$—

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

       The components of income from continuing operations before provision for income taxes are as follows:

(In millions)	2011	2010	2009

U.S.	$812.1	$710.3	$505.2
Non-U.S.	320.7	377.4	348.6

	$1,132.8	$1,087.7	$853.8

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

       The components of the provision for income taxes of continuing operations are as follows:

(In millions)	2011	2010	2009

Current Income Tax Provision
Federal	$149.7	$226.0	$162.0
Non-U.S.	68.5	104.5	104.4
State	14.6	32.5	19.5

	232.8	363.0	285.9

Deferred Income Tax Provision (Benefit)
Federal	$(11.4)	$(169.1)	$(142.2)
Non-U.S.	(107.0)	(68.3)	(83.3)
State	(5.0)	(24.0)	(13.7)

	(123.4)	(261.4)	(239.2)

	$109.4	$101.6	$46.7

Schedule of Continuing and Discontinued Operations Income Tax Expense (Benefit) [Table Text Block]

       The income tax provision included in the accompanying statement of income is as follows:

(In millions)	2011	2010	2009

Continuing Operations	$109.4	$101.6	$46.7
Discontinued Operations	191.5	31.4	28.5

	$300.9	$133.0	$75.2

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

       The provision for income taxes in the accompanying statement of income differs from the provision calculated by applying the statutory federal income tax rate of 35% to income from continuing operations before provision for income taxes due to the following:

(In millions)	2011	2010	2009

Provision for Income Taxes at Statutory Rate	$396.5	$380.7	$298.8

Increases (Decreases) Resulting From:
Foreign rate differential	(279.6)	(156.0)	(147.2)
Impact of change in tax laws and apportionment on deferred taxes	11.7	(11.0)	(2.5)
Income tax credits	(24.8)	(79.5)	(100.3)
Manufacturing deduction	(27.0)	(31.5)	(15.8)
State income taxes, net of federal tax	0.3	2.8	(3.5)
Nondeductible expenses	17.5	5.8	4.5
Provision (reversal) of tax reserves, net	0.6	(6.4)	7.4
Tax return reassessments and settlements	3.0	(1.3)	(0.4)
Other, net	11.2	(2.0)	5.7

	$109.4	$101.6	$46.7

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

       Net deferred tax asset (liability) in the accompanying balance sheet consists of the following:

(In millions)	2011	2010

Deferred Tax Asset (Liability)
Depreciation and amortization	$(2,778.3)	$(2,116.2)
Net operating loss and credit carryforwards	497.4	487.3
Reserves and accruals	132.0	119.7
Accrued compensation	206.4	169.0
Inventory basis difference	38.1	44.9
Available-for-sale investments	4.5	5.4
Non U.S. earnings expected to be repatriated	1.6	6.4
Other capitalized costs	45.1	62.1
Other, net	68.7	55.9

	(1,784.5)	(1,165.5)
Less: Valuation allowance	141.9	156.1

	$(1,926.4)	$(1,321.6)

Summary of Income Tax Contingencies [Table Text Block]

       A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

(In millions)	2011	2010	2009

Balance at beginning of year	$62.1	$76.2	$70.4
Additions for tax positions of current year	43.2	1.3	11.3
Additions for tax positions of prior years	18.6	2.9	—
Reductions for tax positions of prior years	(2.1)	—	—
Closure of tax years	—	(7.8)	(4.6)
Settlements	(1.5)	(10.5)	(0.9)

	$120.3	$62.1	$76.2

Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings per Share
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
(In millions except per share amounts)	2011	2010	2009

Income from Continuing Operations	$1,023.4	$986.1	$807.1
Income from Discontinued Operations	1.7	47.0	44.2
Gain (Loss) on Disposal of Discontinued Operations, Net	304.8	2.5	(1.0)

Net Income	1,329.9	1,035.6	850.3

Less: Income Allocable to Participating Securities	—	(0.2)	(0.6)

Net Income for Earnings per Share	$1,329.9	$1,035.4	$849.7

Basic Weighted Average Shares	380.8	403.3	412.4
Plus Effect of:
Convertible debentures	0.6	2.9	8.5
Stock options and restricted stock/units	3.4	3.2	1.9

Diluted Weighted Average Shares	384.8	409.4	422.8

Basic Earnings per Share:
Continuing operations	$2.69	$2.45	$1.96
Discontinued operations	.80	.12	.10

	$3.49	$2.57	$2.06

Diluted Earnings per Share:
Continuing operations	$2.66	$2.41	$1.91
Discontinued operations	.80	.12	.10

	$3.46	$2.53	$2.01

Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2011
Debt And Other Financing Arrangements Disclosure [Abstract]
Schedule of Debt [Table Text Block]
(In millions except per share amounts)	2011	2010

Commercial Paper	$900.0	$—
3.25% Senior Subordinated Convertible Notes, Due 2024 Convertible at $40.20 per Share	—	329.3
2.15% Senior Notes, Due 2012 (effective interest rate 0.93%)	350.0	350.0
2.05% Senior Notes, Due 2014 (effective interest rate 1.11%)	300.0	—
3.25% Senior Notes, Due 2014 (effective interest rate 1.53%)	400.0	400.0
3.20% Senior Notes, Due 2015 (effective interest rate 1.56%)	450.0	450.0
5.00% Senior Notes, Due 2015 (effective interest rate 5.14%)	250.0	250.0
3.20% Senior Notes, Due 2016 (effective interest rate 3.21%)	900.0	—
2.25% Senior Notes, Due 2016 (effective interest rate 2.29%)	1,000.0	—
4.70% Senior Notes, Due 2020 (effective interest rate 4.70%)	300.0	300.0
4.50% Senior Notes, Due 2021 (effective interest rate 4.58%)	1,000.0	—
3.60% Senior Notes, Due 2021 (effective interest rate 4.29%)	1,100.0	—
Other	35.0	24.3

Total Borrowings at Par Value	6,985.0	2,103.6
Fair Value Hedge Accounting Adjustments	55.0	37.3
Unamortized Discount	(12.0)	(3.8)

Total Borrowings at Carrying Value	7,028.0	2,137.1
Less: Short-term Obligations and Current Maturities	1,272.8	105.8

Long-term Obligations	$5,755.2	$2,031.3

       The effective interest rates for the fixed-rate debt include the stated interest on the notes, the accretion of any discount and, if applicable, adjustments related to hedging, as discussed below.

Schedule of Maturities of Long-term Debt [Table Text Block]	The annual repayment requirements for debt obligations are as follows:
(In millions)

2012	$1,268.7
2013	3.0
2014	702.8
2015	709.1
2016	1,900.5
2017 and thereafter	2,400.9

$6,985.0

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

The following is a summary of annual future minimum lease and rental commitments under noncancelable operating leases as of December 31, 2011:

(In millions)

2012	$112.3
2013	89.4
2014	64.3
2015	46.5
2016	30.4
Thereafter	62.6

$405.5

Comprehensive Income and Shareholders Equity (Tables)	12 Months Ended
Dec. 31, 2011
Comprehensive Income and Shareholders Equity Disclosure [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

       Accumulated other comprehensive items in the accompanying balance sheet consist of the following:

(In millions)	2011	2010

Cumulative Translation Adjustment	$(206.3)	$134.5
Net Unrealized Gain on Available-for-sale Investments, Net of Tax	7.0	3.4
Net Unrealized Losses on Hedging Instruments, Net of Tax	(36.2)	(0.8)
Pension and Other Postretirement Benefit Liability Adjustments, Net of Tax	(164.0)	(93.5)

	$(399.5)	$43.6

Fair Value Measurements and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements and Fair Value of Financial Instruments Disclosure
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

       The following table presents information about the company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$377.1	$377.1	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	35.6	35.6	—	—
Insurance contracts	56.7	—	56.7	—
Auction rate securities	4.3	—	—	4.3
Derivative contracts	0.9	—	0.9	—

Total Assets	$474.6	$412.7	$57.6	$4.3

Liabilities
Derivative contracts	$1.2	$—	$1.2	$—
Contingent consideration	1.7	—	—	1.7

Total Liabilities	$2.9	$—	$1.2	$1.7

	The following table presents information about the company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2010	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$301.6	$301.6	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	36.3	36.3	—	—
Insurance contracts	42.6	—	42.6	—
Auction rate securities	4.6	—	—	4.6
Derivative contracts	40.1	—	40.1	—

Total Assets	$425.2	$337.9	$82.7	$4.6

Liabilities
Derivative contracts	$3.5	$—	$3.5	$—
Contingent consideration	28.7	—	—	28.7

Total Liabilities	$32.2	$—	$3.5	$28.7

Available-for-sale Securities [Table Text Block]

The aggregate market value, cost basis and gross unrealized gains and losses of available-for-sale investments by major security type are as follows:

(In millions)	Market Value	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses

2011
Mutual Fund and Unit Trust Investments	$35.6	$25.2	$10.4	$—
Auction Rate Securities	4.3	4.8	—	0.5

	$39.9	$30.0	$10.4	$0.5

2010
Mutual Fund and Unit Trust Investments	$32.0	$26.1	$5.9	$—
Auction Rate Securities	4.6	5.3	—	0.7

	$36.6	$31.4	$5.9	$0.7

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
(In millions)	2011	2010

Auction Rate Securities
Beginning Balance	$4.6	$5.4
Sale of securities	(0.6)	(0.7)
Total unrealized gains (losses) included in other comprehensive income	0.3	(0.1)

Ending Balance	$4.3	$4.6

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
(In millions)	2011	2010

Contingent Consideration
Beginning Balance	$28.7	$0.6
Additions	1.4	23.5
Payments	(27.3)	(0.7)
Change in fair value included in earnings	(1.2)	5.2
Currency translation	0.1	0.1

Ending Balance	$1.7	$28.7

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Fair Value – Assets		Fair Value – Liabilities
	December 31,	December 31,	December 31,	December 31,
(In millions)	2011	2010	2011	2010

Derivatives Designated as Hedging Instruments
Interest rate swaps (a)	$—	$37.3	$—	$—
Derivatives Not Designated as Hedging Instruments
Foreign currency exchange contracts (b)	0.9	2.8	1.2	3.5

Total derivatives	$0.9	$40.1	$1.2	$3.5

(a)	The fair value of the interest rate swaps is included in the consolidated balance sheet under the caption other assets.
(b)	The fair value of the foreign currency exchange contracts is included in the consolidated balance sheet under the captions other current assets or other accrued expenses.

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
	Gain Recognized
(In millions)	2011	2010

Derivatives Designated as Fair Value Hedges
Interest rate swaps	$16.5	$20.3
Derivatives Not Designated as Fair Value Hedges
Foreign currency exchange contracts	47.2	35.8

Fair Value, by Balance Sheet Grouping [Table Text Block]

       The carrying amount and fair value of the company's notes receivable and debt obligations are as follows:

	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
(In millions)	Value	Value	Value	Value

Notes Receivable	$6.5	$6.5	$7.4	$7.4

Debt Obligations:
Convertible obligations	$—	$—	$327.9	$461.4
Senior notes	6,093.0	6,454.6	1,784.9	1,806.3
Commercial paper	900.0	900.0	—	—
Other	35.0	35.0	24.3	24.3

	$7,028.0	$7,389.6	$2,137.1	$2,292.0

	The fair value of debt obligations was determined based on quoted market prices and on borrowing rates available to the company at the respective period ends.

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
(In millions)	2011	2010	2009

Cash Paid For:
Interest	$120.6	$82.5	$99.6

Income Taxes - Continuing Operations	$352.9	$339.0	$301.3

Income Taxes - Discontinued Operations	$149.1	$31.4	$28.5

Non-cash Activities
Fair value of assets of acquired businesses and product lines	$7,043.0	$805.0	$825.3
Cash paid for acquired businesses and product lines	(5,898.8)	(651.5)	(623.7)

Liabilities assumed of acquired businesses and product lines	$1,144.2	$153.5	$201.6

Issuance of restricted stock	$—	$1.4	$1.1

Issuance of stock upon vesting of restricted stock units	$22.7	$16.3	$7.0

Restructuring and Other Costs, Net (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring And Other Costs, Net Disclosure
Schedule of Restructuring and Related Costs [Table Text Block]

       During 2011, the company recorded net restructuring and other costs as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$30.5	$39.0	$3.1	$—	$72.6
Selling, General and Administrative Expenses	34.5	24.0	—	3.0	61.5
Restructuring and Other Costs, Net	54.3	8.4	31.7	2.1	96.5

	$119.3	$71.4	$34.8	$5.1	$230.6

       During 2010, the company recorded net restructuring and other costs as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$7.9	$3.3	$2.0	$—	$13.2
Selling, General and Administrative Expenses	14.9	(0.8)	(0.2)	(10.9)	3.0
Restructuring and Other Costs, Net	28.9	8.2	22.7	0.4	60.2

	$51.7	$10.7	$24.5	$(10.5)	$76.4

       During 2009, the company recorded net restructuring and other costs as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$1.8	$2.9	$2.0	$—	$6.7
Selling, General and Administrative Expenses	—	2.1	(0.6)	—	1.5
Restructuring and Other Costs, Net	28.8	7.2	21.0	1.9	58.9

	$30.6	$12.2	$22.4	$1.9	$67.1

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]

       The following table summarizes the cash components of the company's restructuring plans. The non-cash components and other amounts reported as restructuring and other costs, net, in the accompanying statement of income have been summarized in the notes to the tables. Accrued restructuring costs are included in other accrued expenses in the accompanying balance sheet.

		Abandonment
(In millions)	Severance	of Excess Facilities	Other (a)	Total

Pre-2010 Restructuring Plans
Balance At December 31, 2008	$12.4	$6.2	$2.2	$20.8
Costs incurred in 2009 (c)	47.4	9.7	8.1	65.2
Reserves reversed (b)	(3.2)	(1.8)	(0.3)	(5.3)
Payments	(34.3)	(7.9)	(8.0)	(50.2)
Currency translation	(0.1)	0.4	0.1	0.4

Balance At December 31, 2009	22.2	6.6	2.1	30.9
Costs incurred in 2010 (d)	8.7	5.4	4.9	19.0
Reserves reversed (b)	(2.3)	(0.8)	(0.4)	(3.5)
Payments	(20.4)	(6.4)	(6.5)	(33.3)
Currency translation	(1.1)	—	(0.1)	(1.2)

Balance At December 31, 2010	7.1	4.8	—	11.9
Costs incurred in 2011 (e)	0.8	2.1	0.2	3.1
Reserves reversed (b)	(0.5)	—	(0.1)	(0.6)
Payments	(5.0)	(3.6)	(0.1)	(8.7)
Currency translation	0.1	—	—	0.1

Balance At December 31, 2011	$2.5	$3.3	$—	$5.8

2010 Restructuring Plans
Costs incurred in 2010 (d)	$11.8	$2.4	$3.7	$17.9
Payments	(8.8)	(1.6)	(3.5)	(13.9)
Currency translation	0.1	0.1	(0.1)	0.1

Balance At December 31, 2010	3.1	0.9	0.1	4.1
Costs incurred in 2011 (e)	2.1	0.1	0.5	2.7
Payments	(4.0)	(0.6)	(0.5)	(5.1)
Currency translation	—	(0.1)	—	(0.1)

Balance At December 31, 2011	$1.2	$0.3	$0.1	$1.6

2011 Restructuring Plans
Costs incurred in 2011 (e)	$41.3	$9.7	$24.8	$75.8
Payments	(27.9)	(6.2)	(21.1)	(55.2)
Currency translation	(0.5)	0.1	—	(0.4)

Balance At December 31, 2011	$12.9	$3.6	$3.7	$20.2

(a)       Other includes cash compensation from monetizing equity awards held by Dionex employees at the date of acquisition and employee retention costs which are accrued ratably over the period through which employees must work to qualify for a payment.

(b)       Represents reductions in cost of plans.

(c)       Excludes an aggregate of $1 million of non-cash income, net, which are detailed by segment above.

(d)       Excludes an aggregate of $27 million of non-cash charges, net, which are detailed by segment above.

(e)       Excludes an aggregate of $15 million of non-cash charges, net, which are detailed by segment above.

       The company expects to pay accrued restructuring costs as follows: severance, employee-retention obligations and other costs, primarily through 2012; and abandoned-facility payments, over lease terms expiring through 2018.

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

Dispositions

On April 4, 2011, the company sold, in separate transactions, its Athena Diagnostics business (Athena) for $740 million in cash and its Lancaster Laboratories business (Lancaster) for $180 million in cash and escrowed proceeds of $20 million, due in October 2012. The sale of these businesses resulted in an after-tax gain of approximately $304 million or $0.79 per diluted share. Athena provides diagnostic testing for neurological and other diseases, with an emphasis on gene-based tests. Lancaster is a contract-testing laboratory that provides analytical laboratory services. The results of both businesses have been included in the accompanying financial statements as discontinued operations for all periods presented. Operating results and balance sheet data of these businesses were as follows:

(In millions)	2011	2010	2009

Revenues	$54.3	$226.2	$205.3
Pre-tax Income	9.1	58.9	46.6

			December 31,
			2010

Other Current Assets			$64.8
Other Assets			451.0
Other Accrued Expenses			17.6
Other Long-term Liabilities			58.4

       Operating results of the laboratory workstations business were as follows:

(In millions)	2011	2010	2009

Revenues	$179.6	$185.8	$179.0
Pre-tax Income (Loss)	(6.2)	18.0	26.6

Unaudited Quarterly Information (Tables)	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Information [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
	2011
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$2,682.6	$2,854.0	$2,932.9	$3,089.3
Gross Profit	1,116.3	1,161.0	1,218.9	1,297.8
Income from Continuing Operations	247.5	217.1	266.3	292.5
Net Income	252.2	523.4	265.4	288.9
Earnings per Share from Continuing Operations:
Basic	.64	.57	.70	.78
Diluted	.63	.56	.70	.78
Earnings per Share:
Basic	.65	1.37	.70	.77
Diluted	.64	1.36	.69	.77

       Amounts reflect aggregate restructuring and other items, net, and non-operating items, net, as follows:

(a)       Costs of $21.2 million and after-tax income of $4.7 million related to the company's discontinued operations.

(b)       Costs of $93.2 million and after-tax income of $306.3 million related to the company's discontinued operations.

(c)       Costs of $56.5 million and after-tax loss of $0.9 million related to the company's discontinued operations.

(d)       Costs of $59.7 million and after-tax loss of $3.6 million related to the company's discontinued operations.

	2010
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$2,585.3	$2,555.6	$2,577.1	$2,675.1
Gross Profit	1,058.7	1,040.4	1,050.0	1,112.4
Income from Continuing Operations	222.7	226.0	254.5	282.9
Net Income	232.3	237.3	268.5	297.5
Earnings per Share from Continuing Operations:
Basic	.54	.55	.64	.72
Diluted	.53	.54	.63	.71
Earnings per Share:
Basic	.57	.58	.67	.76
Diluted	.56	.57	.66	.75

       Amounts reflect aggregate restructuring and other items, net, and non-operating items, net, as follows:

(a)       Costs of $22.8 million and after-tax income of $9.6 million related to the company's discontinued operations.

(b)       Costs of $11.0 million and after-tax income of $11.3 million related to the company's discontinued operations.

(c)       Costs of $12.5 million and after-tax income of $14.0 million related to the company's discontinued operations.

(d)       Costs of $30.1 million and after-tax income of $14.6 million related to the company's discontinued operations.

Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule Of Valuation And Qualifying Accounts Disclosure [Table Text Block]
(In millions)	Balance at Beginning of Year	Provision Charged to Expense	Accounts Recovered	Accounts Written Off	Other (a)	Balance at End of Year

Allowance for Doubtful Accounts

Year Ended December 31, 2011	$39.2	$11.2	$0.2	$(5.7)	$20.9	$65.8

Year Ended December 31, 2010	$46.2	$2.1	$0.3	$(10.1)	$0.7	$39.2

Year Ended December 31, 2009	$41.9	$7.2	$1.0	$(6.4)	$2.5	$46.2

(In millions)		Balance at Beginning of Year	Provision Charged to Expense (c)	Activity Charged to Reserve	Other (d)	Balance at End of Year

Accrued Restructuring Costs (b)

Year Ended December 31, 2011		$16.0	$81.0	$(69.0)	$(0.4)	$27.6

Year Ended December 31, 2010		$30.9	$33.4	$(47.2)	$(1.1)	$16.0

Year Ended December 31, 2009		$20.8	$59.9	$(50.2)	$0.4	$30.9

  Includes allowance of businesses acquired and sold during the year as described in Note 2 and the effect of currency translation.
  The nature of activity in this account is described in Note 14.
  Excludes $15 million and $27 million, respectively, of non-cash expense, net, in 2011 and 2010 and $1 million of non-cash income, net in 2009, as described in Note 14.
  Represents the effects of currency translation.

Additional Accounting Policy and Balance Sheet Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Advertising [Abstract]
Capitalized Direct-response Advertising Costs	$ 5.7	$ 3.7
Advertising Expense	29.6	27.2	31.1
Catalog Amortization Expense Included in Advertising Expense	7.2	6.8	11.1
Direct-response Advertising Costs, Expected Period of Benefit	generally one to three years
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation	23.7	22.5
Derivative Contracts [Abstract]
Notional Amount of Cash Flow Hedge Instruments	0
Notional Amount of Fair Value Hedge Instruments	0
Schedule of Equity Method Investments [Line Items]
Purchases of Products for Resale from Joint Venture	45.1	44	45.1
Investments [Abstract]
Available-for-Sale Investments, Maximum Ownership Percentage	20.00%
Cost Method Investments	$ 11.9	$ 10.6
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	20.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Joint Ventures [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	49.00%
Joint Ventures [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%

Warranty Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Warranty Obligation [Roll Forward]
Beginning Balance	$ 41.7	$ 45.1
Provision charged to income	54.4	40.9
Usage	(55.1)	(42.7)
Acquisitions	3	0.2
Adjustments to previously provided warranties, net	(1.2)	(1.5)
Other, net	(0.6)	(0.3)
Ending Balance	$ 42.2	$ 41.7

Inventories (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventories [Abstract]
Raw Materials	$ 335.2	$ 299.3
Work in Process	129.3	101
Finished Goods	865.6	752.7
Inventories	1,330.1	1,153
LIFO Method Inventories [Abstract]
Value of inventories maintained using the LIFO method	181.5	170.7
Excess of estimated replacement cost over stated LIFO value	22.5	18.9
Reduction in cost of revenues as a result of liquidation of LIFO inventories	$ 0.2	$ 0.9	$ 0.2

Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	$ 2,574.9	$ 2,140.4
Less: Accumulated depreciation and amortization	963.6	820.5
Property, Plant and Equipment, at Cost, Net	1,611.3	1,319.9
Depreciation and amortization expense of property, plant and equipment	211.7	185	179.4
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	179.9	137
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Life Minimum (in years)	25
Useful Life Maximum (in years)	40
Property, Plant and Equipment, at Cost	747.4	649
Machinery, Equipment and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	$ 1,647.6	$ 1,354.4
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life Minimum (in years)	3
Useful Life Maximum (in years)	10

Acquisition-related Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	$ 9,637.2	$ 7,121.5
Accumulated Amortization	(3,169.3)	(2,539.1)
Definite-Lived Intangible Assets, Net	6,467.9	4,582.4
Amortization of acquisition-related intangible assets	647.9	554.7	579.9
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets	1,348	1,331.3
Acquisition-related Intangible Assets, Gross	10,985.2	8,452.8
Acquisition-related Intangible Assets, net of Accumulated Amortization	7,815.9	5,913.7
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2012	735.5
2013	722.3
2014	685.8
2015	666.3
2016	632.9
2017 and thereafter	3,025.1
Definite-Lived Intangible Assets, Net	6,467.9	4,582.4
Tradenames [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets	1,326.9	1,326.9
In-process Research and Development [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets	21.1	4.4
Minimum [Member]
Definite-Lived Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years
Maximum [Member]
Definite-Lived Intangible Assets [Line Items]
Estimated Useful Life (in years)	20 years
Customer Relationships [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	6,572.6	5,215.8
Accumulated Amortization	(2,146.5)	(1,741.3)
Definite-Lived Intangible Assets, Net	4,426.1	3,474.5
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Definite-Lived Intangible Assets, Net	4,426.1	3,474.5
Product Technology [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	2,268.5	1,266.7
Accumulated Amortization	(726.7)	(546.1)
Definite-Lived Intangible Assets, Net	1,541.8	720.6
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Definite-Lived Intangible Assets, Net	1,541.8	720.6
Tradenames [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	763	605.3
Accumulated Amortization	(264.9)	(221.6)
Definite-Lived Intangible Assets, Net	498.1	383.7
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Definite-Lived Intangible Assets, Net	498.1	383.7
Patents [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	19.5	19.7
Accumulated Amortization	(18.5)	(17.9)
Definite-Lived Intangible Assets, Net	1	1.8
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Definite-Lived Intangible Assets, Net	1	1.8
Other [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	13.6	14
Accumulated Amortization	(12.7)	(12.2)
Definite-Lived Intangible Assets, Net	0.9	1.8
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Definite-Lived Intangible Assets, Net	0.9	1.8
Discontinued Operations [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross		197.5
Accumulated Amortization		(70.1)
Definite-Lived Intangible Assets, Net		127.4
Amortization of acquisition-related intangible assets	4.2	17	17.1
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Definite-Lived Intangible Assets, Net		127.4
Discontinued Operations [Member] | Customer Relationships [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross		70.7
Accumulated Amortization		(25.4)
Definite-Lived Intangible Assets, Net		45.3
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Definite-Lived Intangible Assets, Net		45.3
Discontinued Operations [Member] | Product Technology [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross		55.9
Accumulated Amortization		(24.1)
Definite-Lived Intangible Assets, Net		31.8
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Definite-Lived Intangible Assets, Net		31.8
Discontinued Operations [Member] | Tradenames [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross		70.9
Accumulated Amortization		(20.6)
Definite-Lived Intangible Assets, Net		50.3
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Definite-Lived Intangible Assets, Net		$ 50.3

Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Beginning balance	$ 8,980.9	$ 8,692.2
Acquisitions	3,164.1	313.8
Finalization of purchase price allocations for prior year acquisitions	0.6
Tax benefit from Fisher equity awards	(3.7)	(21.9)
Sale of business	(10)
Currency translation	(159.7)	(4.5)
Other	1.1	1.3
Ending balance	11,973.3	8,980.9
New Date of Annual Goodwill Impairment Test	In 2011, the company moved forward its annual test for goodwill impairment to the end of its tenth fiscal month.
Discontinued Operations [Member]
Goodwill [Roll Forward]
Ending balance	14.7	289.7
Analytical Technologies [Member]
Goodwill [Roll Forward]
Beginning balance	1,849.5	1,572.3
Acquisitions	1,316.9	278.6
Finalization of purchase price allocations for prior year acquisitions	(4.4)
Tax benefit from Fisher equity awards	(0.1)	(0.9)
Sale of business	(0.1)
Currency translation	(7.7)	(0.1)
Other	(0.5)	(0.4)
Ending balance	3,153.6	1,849.5
Specialty Diagnostics [Member]
Goodwill [Roll Forward]
Beginning balance	2,192.9	2,181.1
Acquisitions	1,828.8	21.3
Finalization of purchase price allocations for prior year acquisitions	0
Tax benefit from Fisher equity awards	(0.9)	(5.2)
Sale of business	0
Currency translation	(150.1)	(6.4)
Other	(0.1)	2.1
Ending balance	3,870.6	2,192.9
Laboratory Products and Services [Member]
Goodwill [Roll Forward]
Beginning balance	4,938.5	4,938.8
Acquisitions	18.4	13.9
Finalization of purchase price allocations for prior year acquisitions	5
Tax benefit from Fisher equity awards	(2.7)	(15.8)
Sale of business	(9.9)
Currency translation	(1.9)	2
Other	1.7	(0.4)
Ending balance	$ 4,949.1	$ 4,938.5

Completed Acquisitions Purchase Price (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 31, 2011 Phadia [Member]	May 31, 2011 Dionex [Member]	Feb. 28, 2010 Ahura Scientific [Member]	Mar. 31, 2010 Finnzymes [Member]	Jul. 31, 2010 Fermentas [Member]	Apr. 30, 2009 Biolab [Member]	Oct. 31, 2009 BRAHMS [Member]	Dec. 31, 2011 Other Acquisitions [Member]	Dec. 31, 2010 Other Acquisitions [Member]	Dec. 31, 2009 Other Acquisitions [Member]
Purchase Price
Cash paid	$ 5,893.7	$ 652.3	$ 622.9	$ 3,655.2	$ 2,140.8	$ 164	$ 59	$ 278.7	$ 132.9	$ 454.1	$ 97.7	$ 150.6	$ 35.9
Debt assumed	3.5	5.3	33.2	0.3	3.2	0.6		3.6		32.3		1.1	0.9
Purchase price payable	0.4										0.4
Fair value of contingent consideration	1.4	23.5	0.6			19.6					1.4	3.9	0.6
Cash acquired	(233)	(45.8)	(6.3)	(117.2)	(114.9)	(17.8)	(0.7)	(21.9)	(1.3)	(4.8)	(0.9)	(5.4)	(0.2)
Other			0.9										0.9
Total Purchase Price	$ 5,666	$ 635.3	$ 651.3	$ 3,538.3	$ 2,029.1	$ 166.4	$ 58.3	$ 260.4	$ 131.6	$ 481.6	$ 98.6	$ 150.2	$ 38.1

Completed Acquisitions Purchase Price Allocation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2011 In-process Research and Development [Member]	Dec. 31, 2010 In-process Research and Development [Member]	Dec. 31, 2011 Customer Relationships [Member] Y	Dec. 31, 2010 Customer Relationships [Member] Y	Dec. 31, 2009 Customer Relationships [Member] Y	Dec. 31, 2011 Product Technology [Member] Y	Dec. 31, 2010 Product Technology [Member] Y	Dec. 31, 2009 Product Technology [Member] Y	Dec. 31, 2011 Tradenames and other [Member] Y	Dec. 31, 2010 Tradenames and other [Member] Y	Dec. 31, 2009 Tradenames and other [Member] Y	Aug. 31, 2011 Phadia [Member]	Aug. 31, 2011 Phadia [Member] Customer Relationships [Member]	Aug. 31, 2011 Phadia [Member] Product Technology [Member]	Aug. 31, 2011 Phadia [Member] Tradenames and other [Member]	May 31, 2011 Dionex [Member]	May 31, 2011 Dionex [Member] In-process Research and Development [Member]	May 31, 2011 Dionex [Member] Customer Relationships [Member]	May 31, 2011 Dionex [Member] Product Technology [Member]	May 31, 2011 Dionex [Member] Tradenames and other [Member]	Feb. 28, 2010 Ahura Scientific [Member]	Feb. 28, 2010 Ahura Scientific [Member] Customer Relationships [Member]	Feb. 28, 2010 Ahura Scientific [Member] Product Technology [Member]	Feb. 28, 2010 Ahura Scientific [Member] Tradenames and other [Member]	Mar. 31, 2010 Finnzymes [Member]	Mar. 31, 2010 Finnzymes [Member] Customer Relationships [Member]	Mar. 31, 2010 Finnzymes [Member] Product Technology [Member]	Mar. 31, 2010 Finnzymes [Member] Tradenames and other [Member]	Jul. 31, 2010 Fermentas [Member]	Jul. 31, 2010 Fermentas [Member] Customer Relationships [Member]	Jul. 31, 2010 Fermentas [Member] Product Technology [Member]	Jul. 31, 2010 Fermentas [Member] Tradenames and other [Member]	Apr. 30, 2009 Biolab [Member]	Apr. 30, 2009 Biolab [Member] Customer Relationships [Member]	Apr. 30, 2009 Biolab [Member] Product Technology [Member]	Apr. 30, 2009 Biolab [Member] Tradenames and other [Member]	Oct. 31, 2009 BRAHMS [Member]	Oct. 31, 2009 BRAHMS [Member] Customer Relationships [Member]	Oct. 31, 2009 BRAHMS [Member] Product Technology [Member]	Oct. 31, 2009 BRAHMS [Member] Tradenames and other [Member]	Dec. 31, 2011 Other Acquisitions [Member]	Dec. 31, 2010 Other Acquisitions [Member]	Dec. 31, 2009 Other Acquisitions [Member]	Dec. 31, 2010 Other Acquisitions [Member] In-process Research and Development [Member]	Dec. 31, 2011 Other Acquisitions [Member] Customer Relationships [Member]	Dec. 31, 2010 Other Acquisitions [Member] Customer Relationships [Member]	Dec. 31, 2009 Other Acquisitions [Member] Customer Relationships [Member]	Dec. 31, 2011 Other Acquisitions [Member] Product Technology [Member]	Dec. 31, 2010 Other Acquisitions [Member] Product Technology [Member]	Dec. 31, 2009 Other Acquisitions [Member] Product Technology [Member]	Dec. 31, 2011 Other Acquisitions [Member] Tradenames and other [Member]	Dec. 31, 2010 Other Acquisitions [Member] Tradenames and other [Member]	Dec. 31, 2009 Other Acquisitions [Member] Tradenames and other [Member]
Net Assets Acquired
Current assets	$ 576.3	$ 81.1	$ 92.1												$ 323.5				$ 227.8					$ 22.3				$ 6.1				$ 23.3				$ 38.2				$ 47.4				$ 25	$ 29.4	$ 6.5
Property, plant and equipment	263.6	20.4	37												150.2				84.4					3.3				3.4				9.6				3.3				32.9				29	4.1	0.8
Intangible assets (Definite Lived)						1,469.7	170.7	261.9	1,066.5	147.3	143	171.9	10.2	10.9		956.8	696.3	132.6			495.3	350.2	35.7		46.1	30.4	0.4		16.1	18.6	0.1		67.9	73.5	5.3		51.4	0.9	1.3		203.8	135.2	9.4					17.6	40.6	6.7	20	24.8	6.9	3.6	4.4	0.2
Intangible assets (Indefinite Lived)				18.3	4.4															18.3																											4.4
Goodwill	3,164.1	314.4	269.7												1,817.3				1,316.9					109.9				24.8				117.2				62.3				183.4				29.9	62.5	24
Other assets	73.1	14.1	3.5												67.9				4.1					0.1				2				3								3.5				1.1	9
Liabilities assumed	(1,137.5)	(127.3)	(166.8)												(606.3)				(503.6)					(46.1)				(12.8)				(39.4)				(25.8)				(134)				(27.6)	(29)	(7)
Total Purchase Price	$ 5,666	$ 635.3	$ 651.3												$ 3,538.3				$ 2,029.1					$ 166.4				$ 58.3				$ 260.4				$ 131.6				$ 481.6				$ 98.6	$ 150.2	$ 38.1
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life (in years)	13	9	11			14	10	11	11	9	9	14	10	8

Completed Acquisitions Other Information (Details) In Millions, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2010 Phadia [Member] USD ($)	Dec. 31, 2010 Phadia [Member] EUR (€)	Aug. 31, 2011 Phadia [Member] USD ($)		Aug. 31, 2011 Phadia [Member] Repayment Of Acquiree Indebtedness [Member] USD ($)	Jun. 30, 2010 Dionex [Member] USD ($)	May 31, 2011 Dionex [Member] USD ($)		Dec. 31, 2011 Ahura Scientific [Member] USD ($)	Dec. 31, 2010 Ahura Scientific [Member] USD ($)	Dec. 31, 2009 Ahura Scientific [Member] USD ($)	Feb. 28, 2010 Ahura Scientific [Member] USD ($)	Dec. 31, 2009 Finnzymes [Member] USD ($)	Mar. 31, 2010 Finnzymes [Member] USD ($)	Dec. 31, 2009 Fermentas [Member] USD ($)	Jul. 31, 2010 Fermentas [Member] USD ($)	May 31, 2009 Biolab [Member] AUD	Apr. 30, 2009 Biolab [Member] USD ($)	Apr. 30, 2009 Biolab [Member] AUD	Dec. 31, 2008 BRAHMS [Member] EUR (€)	Oct. 31, 2009 BRAHMS [Member] USD ($)	Oct. 31, 2009 BRAHMS [Member] EUR (€)	Dec. 31, 2010 Other Acquisitions [Member] USD ($)	Dec. 31, 2011 Other Acquisitions [Member] USD ($)	Dec. 31, 2009 Other Acquisitions [Member] USD ($)	Dec. 31, 2011 Other Acquisitions [Member] Discontinued Operations [Member] USD ($)
Other Information
Purchase Price Paid						$ 3,540		$ 2,140		$ 2,030					$ 147		$ 58		$ 260		$ 132	180		$ 482	€ 331	$ 146	$ 97	$ 38	$ 8
Contingent Consideration, Potential Cash Payment															25
Contingent Consideration, Change In Liability Recognized During The Period													5
Contingent Consideration Paid												25														3
Revenue Reported by Acquired Entity				525	367				420					45		20		55		178			75
Goodwill, Expected Tax Deductible Amount						0	[1]			0	[1]				0		0		0		0			0
Purchase Price Paid For Acquisitions Completed In A Prior Year	$ 35	$ 5	$ 22

[1]	Substantially none of the goodwill is tax deductible

Acquisition Pro Forma Results (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Acquisition, Pro Forma Information [Abstract]
Revenues									$ 12,111.1	$ 11,302.2
Income from Continuing Operations									1,134.1	805.2
Net Income									1,440.5	854.7
Earnings per Share from Continuing Operations:
Basic (in dollars per share)									$ 2.98	$ 2
Diluted (in dollars per share)									$ 2.95	$ 1.97
Earnings per Share:
Basic (in dollars per share)									$ 3.78	$ 2.12
Diluted (in dollars per share)									$ 3.74	$ 2.09
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues	3,089.3	2,932.9	2,854	2,682.6	2,675.1	2,577.1	2,555.6	2,585.3	11,558.8	10,393.1	9,741
Net income	288.9	265.4	523.4	252.2	297.5	268.5	237.3	232.3	1,329.9	1,035.6	850.3
Non-recurring Pro Forma Adjustments, Deferred Revenue
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues									(1.1)	(13.1)
Non-recurring Pro Forma Adjustments, Cost of Revenue
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net income										(89.6)
Non-recurring Pro Forma Adjustments, Monetized Equity Awards
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net income										(21.2)
Non-recurring Pro Forma Adjustments, Transaction Costs
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net income										$ (80.7)

Dispositions (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended
	May 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 04, 2011 Athena and Lancaster [Member]	Dec. 31, 2011 Athena and Lancaster [Member]	Dec. 31, 2010 Athena and Lancaster [Member]	Dec. 31, 2009 Athena and Lancaster [Member]	Apr. 04, 2011 Athena Diagnostics [Member]	Apr. 04, 2011 Lancaster Laboratories [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (Loss) on Divestiture of Businesses	$ (3)			$ 0.6
Proceeds from sale of businesses, net of cash divested	14	13.8	0	4.4					740	180
Escrowed proceeds from sale of business										20
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax					304
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax, Per Diluted Share					$ 0.79
Revenues						54.3	226.2	205.3
Pre-tax Income (Loss)						9.1	58.9	46.6
Other Current Assets							64.8
Other Assets							451
Other Accrued Expenses							17.6
Other Long-term Liabilities							$ 58.4

Business Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2011		Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010		Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 3,089.3		$ 2,932.9	$ 2,854	$ 2,682.6	$ 2,675.1		$ 2,577.1	$ 2,555.6	$ 2,585.3	$ 11,558.8		$ 10,393.1		$ 9,741
Cost of revenues charges											(72.6)		(13.2)		(6.7)
Selling, general and administrative charges, net											(61.5)		(3)		(1.5)
Restructuring and other costs, net											(96.5)		(60.2)		(58.9)
Amortization of acquisition-related intangible assets											(647.9)		(554.7)		(579.9)
Operating Income											1,250.8		1,188.1		976.3
Other expense, net											(118)		(100.4)		(122.5)
Income from Continuing Operations Before Provision for Income Taxes											1,132.8		1,087.7		853.8
Depreciation											211.7		185		179.4
Total Assets	26,833.7					21,349.4					26,833.7		21,349.4		21,625
Capital Expenditures											260.9		245.4		197.5
Excluded from Reportable Segment Operating Income [Member]
Segment Reporting Information [Line Items]
Cost of revenues charges											(72.6)		(13.2)		(6.7)
Selling, general and administrative charges, net											(61.5)		(3)		(1.5)
Restructuring and other costs, net											(96.5)		(60.2)		(58.9)
Amortization of acquisition-related intangible assets											(647.9)		(554.7)		(579.9)
Total Reportable Segments [Member]
Segment Reporting Information [Line Items]
Operating Income											2,129.3	[1]	1,819.2	[1]	1,623.3	[1]
Analytical Technologies [Member]
Segment Reporting Information [Line Items]
Revenues											3,845.4		3,238.2		2,918.8
Cost of revenues charges											(30.5)		(7.9)		(1.8)
Selling, general and administrative charges, net											(34.5)		(14.9)
Restructuring and other costs, net											(54.3)		(28.9)		(28.8)
Operating Income											720	[1]	550.1	[1]	456.9	[1]
Depreciation											61		54.6		54.2
Total Assets	6,262.8					4,266.4					6,262.8		4,266.4		3,731.5
Capital Expenditures											71.3		45.6		36.6
Specialty Diagnostics [Member]
Segment Reporting Information [Line Items]
Revenues											2,469.9		2,149		2,150.4
Cost of revenues charges											(39)		(3.3)		(2.9)
Selling, general and administrative charges, net											(24)		0.8		(2.1)
Restructuring and other costs, net											(8.4)		(8.2)		(7.2)
Operating Income											598.4	[1]	487.9	[1]	457.7	[1]
Depreciation											50.1		37.3		33.5
Total Assets	8,319.6					4,575.9					8,319.6		4,575.9		4,827.3
Capital Expenditures											63.2		51		47.2
Laboratory Products and Services [Member]
Segment Reporting Information [Line Items]
Revenues											5,762.9		5,473		5,073.7
Cost of revenues charges											(3.1)		(2)		(2)
Selling, general and administrative charges, net											0		0.2		0.6
Restructuring and other costs, net											(31.7)		(22.7)		(21)
Operating Income											810.9	[1]	781.2	[1]	708.7	[1]
Depreciation											100.6		93.1		91.7
Total Assets	10,713.9					10,768.1					10,713.9		10,768.1		10,797.1
Capital Expenditures											113.9		123.4		81.7
Corporate/Other [Member]
Segment Reporting Information [Line Items]
Total Assets	1,537.4	[2]				1,739	[2]				1,537.4	[2]	1,739	[2]	2,269.1	[2]
Capital Expenditures											12.5		25.4		32
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues											$ (519.4)		$ (467.1)		$ (401.9)

[1]	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.
[2]	Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices and assets of the discontinued operations.

Geographical Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2011		Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010		Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,089.3		$ 2,932.9	$ 2,854	$ 2,682.6	$ 2,675.1		$ 2,577.1	$ 2,555.6	$ 2,585.3	$ 11,558.8		$ 10,393.1		$ 9,741
Long-Lived Assets	1,611.3	[1]				1,319.9	[1]				1,611.3	[1]	1,319.9	[1]	1,252.5	[1]
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											6,023.9	[2]	5,806.8	[2]	5,528.5	[2]
Long-Lived Assets	797.9	[1]				708.5	[1]				797.9	[1]	708.5	[1]	673.6	[1]
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											698.3	[2]	592.9	[2]	541.3	[2]
Long-Lived Assets	158.6	[1]				121.7	[1]				158.6	[1]	121.7	[1]	127.9	[1]
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											559.6	[2]	405.3	[2]	352.7	[2]
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											472.3	[2]	409.6	[2]	418.6	[2]
Long-Lived Assets	209.2	[1]				170.4	[1]				209.2	[1]	170.4	[1]	158.2	[1]
All Other Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											3,804.7	[2]	3,178.5	[2]	2,899.9	[2]
Long-Lived Assets	$ 445.6	[1]				$ 319.3	[1]				$ 445.6	[1]	$ 319.3	[1]	$ 292.8	[1]

[1]	Includes property, plant and equipment, net.
[2]	Revenues are attributed to countries based on customer location.

Other Expense, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Expense, Net Disclosure
Interest Income	$ 26.8	$ 12.4	$ 16.1
Interest Expense	(175.3)	(84.7)	(118)
Other Items, Net	30.5	(28.1)	(20.6)
Other Expense, Net	(118)	(100.4)	(122.5)
Gain on sale of investment accounted for under cost method	18
Fees Associated with Short-term Financing Commitments	10	8
Losses on Extinguishment of Debt		17	15
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Currency Exchange Contracts	$ 28

Stockbased Compensation Expense (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Stock Option Awards	$ 49.4	$ 48.6	$ 41.4
Restricted Share/Unit Awards	30.6	33	25.3
Stock-based Compensation Expense	80	81.6	66.7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in period (in shares)	3,700,000	4,300,000	7,300,000
Restricted shares/units granted in period (in shares)	572,000	704,000	1,475,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards, Period Of Recognition	5 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards	80
Unrecognized Compensation Costs On Nonvested Awards, Weighted Average Period Of Recognition	2 years 9 months
Stock Options | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards, Period Of Recognition	4 years
Restricted Shares/Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards	40
Unrecognized Compensation Costs On Nonvested Awards, Weighted Average Period Of Recognition	2 years 0 months
Restricted Shares/Units | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards, Period Of Recognition	4 years
Cost of Revenues [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Stock-based Compensation Expense	5.7	5.8	6.1
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Stock-based Compensation Expense	72.4	74	58.5
Research and Development Expenses [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Stock-based Compensation Expense	$ 1.9	$ 1.8	$ 2.1

Stockbased Compensation, Stock Option Disclosures (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-based Compensation Expense Disclosure [Abstract]
Tax benefit related to employees' and directors' stock plans	$ 14,600,000	$ 10,900,000	$ (1,600,000)
Expected Stock Price Volatility	33.00%	32.00%	31.00%
Risk Free Interest Rate	1.70%	2.00%	2.20%
Expected Life of Options (years)	4 years 1 month	4 years 1 month	3 years 10 months
Expected Annual Dividend	0	0	0
Weighted Average Grant Date Fair Value of Options Granted in Period (in dollars per share)	$ 15.79	$ 14.12	$ 10.41
Total Intrinsic Value of Options Exercised in Period	85,300,000	48,100,000	20,700,000
Options Outstanding [Roll Forward]
Options Outstanding, Beginning Balance	21	19.9	16.1
Granted	3.7	4.3	7.3
Exercised	(4.1)	(2.4)	(1.7)
Canceled / Expired	(1)	(0.8)	(1.8)
Options Outstanding, Ending Balance	19.6	21	19.9
Options, Additional Disclosures [Abstract]
Options Outstanding, Weighted Average Exercise Price, Beginning of Period (in dollars per share)	$ 42.15	$ 39.39	$ 40.72
Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 54.74	$ 49.61	$ 37.45
Exercises in Period, Weighted Average Exercise Price (in dollars per share)	$ 38.46	$ 31.96	$ 31.77
Canceled / Expired in Period, Weighted Average Exercise Price (in dollars per share)	$ 48.11	$ 44.55	$ 50.43
Options Outstanding, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 45	$ 42.15	$ 39.39
Options Outstanding, Weighted Average Remaining Contractual Term	4 years 1 month
Options Vested and Unvested Expected to Vest	19.1
Options Vested and Unvested Expected to Vest, Weighted Average Exercise Price (in dollars per share)	$ 44.8
Options Vested and Unvested Expected to Vest, Weighted Average Remaining Contractual Term	4 years 1 month
Options Vested and Unvested Expected to Vest, Aggregate Intrinsic Value	78,400,000
Options Exercisable	10.8
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 41.77
Options Exercisable, Weighted Average Remaining Contractual Term	2 years 11 months
Options Exercisable, Intrinsic Value	$ 63,400,000
Common Stock, Market Value Per Share	$ 44.97
Minimum [Member]
Stock-based Compensation Expense Disclosure [Abstract]
Award Vesting Period	3 years
Option Term	7 years
Maximum [Member]
Stock-based Compensation Expense Disclosure [Abstract]
Award Vesting Period	5 years
Option Term	10 years

Stockbased Compensation, Restricted Units Disclosures (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unvested Restricted Shares/Units [Roll Forward]
Unvested Restricted Shares/Units, Beginning Balance	1,784,000	1,671,000	795,000
Granted	572,000	704,000	1,475,000
Vested	(504,000)	(499,000)	(436,000)
Forfeited	(104,000)	(92,000)	(163,000)
Unvested Restricted Shares/Units, Ending Balance	1,748,000	1,784,000	1,671,000
Restricted Shares/Units, Additional Disclosures [Abstract]
Unvested Restricted Shares/Units, Weighted Average Grant Date Fair Value, Beginning Balance (in dollars per share)	$ 45.05	$ 41.99	$ 47.8
Granted, Weighted Average Grant Date Fair Value (in dollars per share)	$ 54.96	$ 49.43	$ 39.76
Vested, Weighted Average Grant Date Fair Value (in dollars per share)	$ 42.14	$ 42	$ 46.34
Forfeited, Weighted Average Grant Date Fair Value (in dollars per share)	$ 48.03	$ 39.56	$ 43.59
Unvested Restricted Shares/Units, Weighted Average Grant Date Fair Value, Ending Balance (in dollars per share)	$ 48.96	$ 45.05	$ 41.99
Number Of Unvested Restricted Units For Which Vesting Is Contingent On Achievement Of Performance Or Market Conditions	488,500
Fair Value of Shares/Units Vested	$ 21.2	$ 21	$ 20.2

Employee Stock Purchase Plans (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Stock Purchase Plan [Abstract]
Purchase Price (% of Market Price on Purchase Date)	95.00%
Maximum Employee Subscription Rate (% of Gross Wages)	10.00%
Stock Issued During Period, Employee Stock Purchase Plans (in shares)	139,000	127,000	139,000

Pensions DC Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
401(k) Savings Plan and Other Defined Contribution Plans [Abstract]
Defined Contribution Plan, Cost Recognized	$ 79.4	$ 57.8	$ 59.4

Pensions Benefit Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Domestic Pension Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	$ 413.6	$ 395.2
Business combination	0	0
Service costs	0	0.3	0.8
Interest costs	21.3	21.1	20.6
Curtailment	0	0
Plan participants' contributions	0	0
Actuarial losses	37.9	16.7
Benefits paid	(20.6)	(19.7)
Currency translation and other	0	0
Benefit Obligation at End of Year	452.2	413.6	395.2
Accumulated Benefit Obligation	452.2	413.6
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Discount Rate	4.50%	5.25%
Average rate of increase in employee compensation	4.00%	4.00%
Non-U.S. Pension Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	656.3	608.3
Business combination	8.3	4.3
Service costs	13.7	11.4	9.7
Interest costs	32.1	30.7	28.6
Curtailment	(2.7)	(5.9)
Plan participants' contributions	3.5	3.3
Actuarial losses	26	38.8
Benefits paid	(21.3)	(24.1)
Currency translation and other	(6.7)	(10.5)
Benefit Obligation at End of Year	709.2	656.3	608.3
Accumulated Benefit Obligation	663	625.4
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Discount Rate	4.37%	4.77%
Average rate of increase in employee compensation	3.08%	3.34%
SERP Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	12.4	11.6
Interest costs	0.6	0.6	0.6
Plan participants' contributions	0	0
Actuarial losses	1.4	0.6
Benefits paid	(0.5)	(0.4)
Currency translation and other	0	0
Benefit Obligation at End of Year	13.9	12.4	11.6
Accumulated Benefit Obligation	13.9	12.4
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Discount Rate	4.50%	5.25%
Average rate of increase in employee compensation	4.00%	4.00%
Other Postretirement Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	34.9	32.2
Service costs	0.6	0.4	0.6
Interest costs	1.9	1.8	1.8
Plan participants' contributions	1.4	1.4
Actuarial losses	3.2	2.2
Benefits paid	(2.7)	(3.5)
Currency translation and other	(0.4)	0.4
Benefit Obligation at End of Year	38.9	34.9	32.2
Accumulated Benefit Obligation	$ 38.9
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Discount Rate	4.88%	5.44%
Initial healthcare cost trend rate	7.21%	7.91%
Ultimate healthcare cost trend rate	5.51%	5.52%
Other Postretirement Benefits [Member] | Minimum [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Year that Healthcare Cost Rate Reaches Ultimate Trend Rate	2017
Other Postretirement Benefits [Member] | Maximum [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Year that Healthcare Cost Rate Reaches Ultimate Trend Rate	2027

Pensions Plan Assets Excluding FV Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in Fair Value of Plan Assets [Roll Forward]
Employer contribution	$ 25.3	$ 24.4	$ 41.1
Minimum [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Estimated Employer Contributions in Next Fiscal Year	20
Maximum [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Estimated Employer Contributions in Next Fiscal Year	30
Domestic Pension Benefits [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	362.5	347.1
Business combination	0	0
Actual return on plan assets	2.4	34.7
Employer contribution	0	0.4
Plan participants' contributions	0	0
Benefits paid	(20.6)	(19.7)
Currency translation and other	0	0
Fair Value of Plan Assets at End of Year	344.3	362.5
Non-U.S. Pension Benefits [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	510.5	475
Business combination	2.6	1.3
Actual return on plan assets	11.1	45.5
Employer contribution	23.5	21.5
Plan participants' contributions	3.5	3.3
Benefits paid	(21.3)	(24.1)
Currency translation and other	(5.7)	(12)
Fair Value of Plan Assets at End of Year	524.2	510.5
SERP Benefits [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	0	0
Employer contribution	0.5	0.4
Plan participants' contributions	0	0
Benefits paid	(0.5)	(0.4)
Fair Value of Plan Assets at End of Year	0	0
Other Postretirement Benefits [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	0	0
Employer contribution	1.3	2.1
Plan participants' contributions	1.4	1.4
Benefits paid	(2.7)	(3.5)
Fair Value of Plan Assets at End of Year	$ 0	$ 0

Pensions Funded Status (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Domestic Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	$ (107.9)	$ (51.1)
Amounts Recognized in Balance Sheet [Abstract]
Non-current asset	0	0
Current liability	0	0
Non-current liability	(107.9)	(51.1)
Net amount recognized	(107.9)	(51.1)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss (gain)	172.6	109.3
Net amount recognized	172.6	109.3
Non-U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	(185)	(145.8)
Amounts Recognized in Balance Sheet [Abstract]
Non-current asset	0.8	2.3
Current liability	(4.1)	(3.6)
Non-current liability	(181.7)	(144.5)
Net amount recognized	(185)	(145.8)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss (gain)	81.2	42
Prior service credits	(0.6)	(0.5)
Net amount recognized	80.6	41.5
SERP Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	(13.9)	(12.4)
Amounts Recognized in Balance Sheet [Abstract]
Current liability	(0.5)	(0.5)
Non-current liability	(13.4)	(11.9)
Net amount recognized	(13.9)	(12.4)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss (gain)	1.8	0.4
Prior service credits	0	0
Net amount recognized	1.8	0.4
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	(38.9)	(34.9)
Amounts Recognized in Balance Sheet [Abstract]
Current liability	(2.2)	(2.1)
Non-current liability	(36.7)	(32.8)
Net amount recognized	(38.9)	(34.9)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss (gain)	3.1	(0.5)
Prior service credits	(0.6)	(0.7)
Net amount recognized	$ 2.5	$ (1.2)

Pensions Net Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Domestic Pension Benefits [Member]
Components of Net Benefit Cost (Income)
Service Cost-Benefits Earned	$ 0	$ 0.3	$ 0.8
Interest Cost on Benefit Obligation	21.3	21.1	20.6
Expected Return on Plan Assets	(29.4)	(29.9)	(30)
Amortization of Actuarial Net Loss (Gain)	1.5	0.7	0
Special Termination Benefits			0.2
Net Periodic Benefit Cost (Income)	(6.6)	(7.8)	(8.4)
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost (Income) [Abstract]
Discount Rate	5.25%	5.50%	5.25%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net Actuarial Loss	3.4
Net Prior Service Credit	0
Total	3.4
Non-U.S. Pension Benefits [Member]
Components of Net Benefit Cost (Income)
Service Cost-Benefits Earned	13.7	11.4	9.7
Interest Cost on Benefit Obligation	32.1	30.7	28.6
Expected Return on Plan Assets	(27.8)	(24.9)	(21.2)
Amortization of Actuarial Net Loss (Gain)	1.6	1.3	1.6
Settlement/Curtailment (Gain) Loss	0	0.1	(0.2)
Special Termination Benefits	0.9	0.5	3
Net Periodic Benefit Cost (Income)	20.5	19.1	21.5
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost (Income) [Abstract]
Discount Rate	4.77%	5.37%	5.43%
Average rate of increase in employee compensation	3.35%	3.24%	3.29%
Expected long-term rate of return on assets	5.32%	5.59%	5.67%
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net Actuarial Loss	3.2
Net Prior Service Credit	(0.1)
Total	3.1
SERP Benefits [Member]
Components of Net Benefit Cost (Income)
Interest Cost on Benefit Obligation	0.6	0.6	0.6
Net Periodic Benefit Cost (Income)	0.6	0.6	0.6
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost (Income) [Abstract]
Discount Rate	5.25%	5.50%	5.25%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%
Other Postretirement Benefits [Member]
Components of Net Benefit Cost (Income)
Service Cost-Benefits Earned	0.6	0.4	0.6
Interest Cost on Benefit Obligation	1.9	1.8	1.8
Amortization of Actuarial Net Loss (Gain)	0	(0.2)	0
Amortization of Prior Service Benefit	(0.1)	(0.1)	(0.1)
Settlement/Curtailment (Gain) Loss	(0.1)	0	0
Net Periodic Benefit Cost (Income)	2.3	1.9	2.3
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost (Income) [Abstract]
Discount Rate	5.44%	5.94%	5.73%
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net Actuarial Loss	0.2
Net Prior Service Credit	(0.1)
Total	$ 0.1

Pensions Benefit Obligation in Excess of Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 1,165.6	$ 945.9
Fair value of plan assets	858	734.3
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Accumulated benefit obligation	987.9	910.5
Fair value of plan assets	$ 717.8	$ 725.6
Defined Benefit Plan, Measurement Date	December 31

Pension Expected Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Domestic Pension Benefits [Member]
Estimated Future Benefit Payments [Abstract]
2012	$ 24.1
2013	23.8
2014	24.2
2015	25.1
2016	25.6
2017-2021	134.9
Non-U.S. Pension Benefits [Member]
Estimated Future Benefit Payments [Abstract]
2012	22.5
2013	23.8
2014	24.9
2015	26.3
2016	27.7
2017-2021	154.2
SERP Benefits [Member]
Estimated Future Benefit Payments [Abstract]
2012	0.5
2013	0.5
2014	1.7
2015	1.5
2016	0.6
2017-2021	6.8
Other Postretirement Benefits [Member]
Estimated Future Benefit Payments [Abstract]
2012	2.2
2013	2.2
2014	2.2
2015	2.2
2016	2.2
2017-2021	$ 10.9

Pensions Healthcare Costs (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect Of One Percentage Point Increase On Service And Interest Cost Components	$ 0.4
Effect Of One Percentage Point Decrease On Service And Interest Cost Components	(0.3)
Effect Of One Percentage Point Increase On Healthcare Benefit Obligation	4.9
Effect Of One Percentage Point Decrease On Healthcare Benefit Obligation	$ (3.8)

Pensions FV Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Redemption Restriction, Lapse Date	The domestic plan receives distributions from the private equity funds as those funds' assets are liquidated. The duration of the funds vary by investment with the longest ending in 2015.
Domestic Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 344.3	$ 362.5	$ 347.1
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	1
Domestic Pension Benefits [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	335.2	349.4
Domestic Pension Benefits [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	9.1	13.1	15.7
Domestic Pension Benefits [Member] | Fair Value Inputs, Levels 2 and 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	344.3
Domestic Pension Benefits [Member] | U.S. Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	34.00%
Fair Value of Plan Assets	112.5	128.1
Domestic Pension Benefits [Member] | U.S. Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | U.S. Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	112.5	128.1
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 3 days
Domestic Pension Benefits [Member] | U.S. Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | U.S. Real Estate-related Equities[Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	5.00%
Domestic Pension Benefits [Member] | International Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	29.00%
Fair Value of Plan Assets	82.8	96.1
Domestic Pension Benefits [Member] | International Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | International Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	82.8	96.1
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 3 days
Domestic Pension Benefits [Member] | International Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	37.00%
Fair Value of Plan Assets	132.2	112.9
Domestic Pension Benefits [Member] | Fixed Income Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Fixed Income Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	132.2	112.9
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 3 days
Domestic Pension Benefits [Member] | Fixed Income Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	3.00%
Fair Value of Plan Assets	9.1	13
Domestic Pension Benefits [Member] | Private Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Private Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Private Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	9.1	13	14.8
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	1
Redemption Frequency (if Currently Eligible)	Restricted
Redemption Notice Period	Restricted
Domestic Pension Benefits [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	7.7	12.3
Domestic Pension Benefits [Member] | Money Market Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	7.7	12.3
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	Daily
Redemption Notice Period	Daily
Domestic Pension Benefits [Member] | Money Market Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Alternative Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0.1
Domestic Pension Benefits [Member] | Alternative Investments [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Alternative Investments [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Alternative Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0.1	0.9
Non-U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	524.2	510.5	475
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Non-U.S. Pension Benefits [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	71.4	72.6
Non-U.S. Pension Benefits [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	452.8	437.9
Non-U.S. Pension Benefits [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	200.1	176.1
Non-U.S. Pension Benefits [Member] | Fixed Income Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	20.3	20.4
Non-U.S. Pension Benefits [Member] | Fixed Income Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	179.8	155.7
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least weekly
Redemption Notice Period	No more than 5 days
Non-U.S. Pension Benefits [Member] | Fixed Income Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits [Member] | Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	Daily
Redemption Notice Period	Daily
Non-U.S. Pension Benefits [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	232.8	249
Non-U.S. Pension Benefits [Member] | Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	46.8	49
Non-U.S. Pension Benefits [Member] | Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	186	200
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 1 month
Non-U.S. Pension Benefits [Member] | Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	86.8	82
Non-U.S. Pension Benefits [Member] | Insurance Contracts [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits [Member] | Insurance Contracts [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	86.8	82
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	Not applicable
Redemption Notice Period	Not applicable
Non-U.S. Pension Benefits [Member] | Insurance Contracts [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits [Member] | Cash / Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	4.5	3.4
Non-U.S. Pension Benefits [Member] | Cash / Money Market Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	4.3	3.2
Non-U.S. Pension Benefits [Member] | Cash / Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0.2	0.2
Non-U.S. Pension Benefits [Member] | Cash / Money Market Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 0	$ 0
Non-U.S. Pension Benefits [Member] | Minimum [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	40.00%
Non-U.S. Pension Benefits [Member] | Minimum [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Non-U.S. Pension Benefits [Member] | Maximum [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Non-U.S. Pension Benefits [Member] | Maximum [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	60.00%

Pensions FV Assets Level 3 Reconciliation (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 Domestic Pension Benefits [Member]	Dec. 31, 2010 Domestic Pension Benefits [Member]	Dec. 31, 2009 Domestic Pension Benefits [Member]	Dec. 31, 2011 Domestic Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Domestic Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Domestic Pension Benefits [Member] Private Equity Funds [Member]	Dec. 31, 2010 Domestic Pension Benefits [Member] Private Equity Funds [Member]	Dec. 31, 2011 Domestic Pension Benefits [Member] Private Equity Funds [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Domestic Pension Benefits [Member] Private Equity Funds [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Domestic Pension Benefits [Member] Alternative Investments [Member]	Dec. 31, 2010 Domestic Pension Benefits [Member] Alternative Investments [Member]	Dec. 31, 2011 Domestic Pension Benefits [Member] Alternative Investments [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Domestic Pension Benefits [Member] Alternative Investments [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Non-U.S. Pension Benefits [Member]	Dec. 31, 2010 Non-U.S. Pension Benefits [Member]	Dec. 31, 2009 Non-U.S. Pension Benefits [Member]	Dec. 31, 2011 Non-U.S. Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Non-U.S. Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	$ 344.3	$ 362.5	$ 347.1	$ 13.1	$ 15.7	$ 9.1	$ 13	$ 13	$ 14.8	$ 0	$ 0.1	$ 0.1	$ 0.9	$ 524.2	$ 510.5	$ 475	$ 0	$ 0
Actual return on plan assets held at reporting date				(2.2)	(1.9)			(2.2)	(2)			0	0.1
Actual return on plan assets sold/distributed during period				3.7	2.5			3.7	2.3			0	0.2
Purchases, capital contributions, sales and settlements				(5.5)	(3.2)			(5.4)	(2.1)			(0.1)	(1.1)
Fair Value of Plan Assets at End of Year	$ 344.3	$ 362.5	$ 347.1	$ 9.1	$ 13.1	$ 9.1	$ 13	$ 9.1	$ 13	$ 0	$ 0.1	$ 0	$ 0.1	$ 524.2	$ 510.5	$ 475	$ 0	$ 0

Income Taxes Components (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of Income From Continuing Operations Before Income Taxes [Abstract]
U.S.	$ 812.1	$ 710.3	$ 505.2
Non-U.S.	320.7	377.4	348.6
Income from Continuing Operations Before Provision for Income Taxes	1,132.8	1,087.7	853.8
Current Income Tax Provision [Abstract]
Federal	149.7	226	162
Non-U.S.	68.5	104.5	104.4
State	14.6	32.5	19.5
Total Current Income Tax Provision	232.8	363	285.9
Deferred Income Tax Provision (Benefit) [Abstract]
Federal	(11.4)	(169.1)	(142.2)
Non-U.S.	(107)	(68.3)	(83.3)
State	(5)	(24)	(13.7)
Total Deferred Income Tax Provision (Benefit)	(123.4)	(261.4)	(239.2)
Provision for Income Taxes	109.4	101.6	46.7
Discontinued Operation, Tax Effect of Discontinued Operation	191.5	31.4	28.5
Total Tax Provision in the Statement of Income	300.9	133	75.2
Excess income tax benefits from stock-based compensation plans recognized in equity	$ 14.6	$ 10.9	$ (1.6)

Income Taxes Rate Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Federal Statutory Income Tax Rate	35.00%
Provision for Income Taxes at Statutory Rate	$ 396.5	$ 380.7	$ 298.8
Foreign rate differential	(279.6)	(156)	(147.2)
Impact of change in tax laws and apportionment on deferred taxes	11.7	(11)	(2.5)
Income tax credits	(24.8)	(79.5)	(100.3)
Manufacturing deduction	(27)	(31.5)	(15.8)
State income taxes, net of federal tax	0.3	2.8	(3.5)
Nondeductible expenses	17.5	5.8	4.5
Provision (reversal) of tax reserves, net	0.6	(6.4)	7.4
Tax return reassessments and settlements	3	(1.3)	(0.4)
Other, net	11.2	(2)	5.7
Provision for Income Taxes	$ 109.4	$ 101.6	$ 46.7

Income Taxes Deferred Taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Asset (Liability) [Abstract]
Depreciation and amortization	$ (2,778.3)	$ (2,116.2)
Net operating loss and credit carryforwards	497.4	487.3
Reserves and accruals	132	119.7
Accrued compensation	206.4	169
Inventory basis difference	38.1	44.9
Available-for-sale investments	4.5	5.4
Non U.S. earnings expected to be repatriated	1.6	6.4
Other capitalized costs	45.1	62.1
Other, net	68.7	55.9
Deferred Tax Assets (Liabilities) Before Valuation Allowance	(1,784.5)	(1,165.5)
Less: Valuation allowance	141.9	156.1
Deferred Tax Assets (Liabilities), Net	$ (1,926.4)	$ (1,321.6)

Income Taxes Loss Carryforwards (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Dates	The federal and state net operating loss carryforwards expire in the years 2012 through 2031. Of the non-U.S. net operating loss carryforwards, $207.8 million expire in the years 2012 through 2030, and the remainder do not expire.
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Expiration Dates	2012 through 2021
Undistributed Earnings of Foreign Subsidiaries	$ 4,680,000,000
Deferred Taxes Provided on Undistributed Earnings no Longer Considered Permanently Reinvested		14,000,000
U.S. Foreign Tax Credit Recognized		15,600,000
Federal Foreign [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	138,600,000
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	154,900,000
State [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	613,500,000
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 1,030,000,000

Income Taxes - Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 62.1	$ 76.2	$ 70.4
Additions for tax positions of current year	43.2	1.3	11.3
Additions for tax positions of prior years	18.6	2.9	0
Reductions for tax positions of prior years	(2.1)
Closure of tax years	0	(7.8)	(4.6)
Settlements	(1.5)	(10.5)	(0.9)
Balance at end of year	120.3	62.1	76.2
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	10.9	5.3
Current Liability [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Balance at end of year	24
Swiss Audit [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements		(8.5)
Internal Revenue Service (IRS) [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements	(1.5)	(1.2)	(0.9)
State [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements		$ (0.8)

EPS Calculation (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings per Share
Income from Continuing Operations	$ 292.5	$ 266.3	$ 217.1	$ 247.5	$ 282.9	$ 254.5	$ 226	$ 222.7	$ 1,023.4	$ 986.1	$ 807.1
Income from Discontinued Operations									1.7	47	44.2
Gain (Loss) on Disposal of Discontinued Operations, Net									304.8	2.5	(1)
Net Income	288.9	265.4	523.4	252.2	297.5	268.5	237.3	232.3	1,329.9	1,035.6	850.3
Income Allocable to Participating Securities									0	(0.2)	(0.6)
Net Income for Earnings per Share									$ 1,329.9	$ 1,035.4	$ 849.7
Basic Weighted Average Shares									380.8	403.3	412.4
Effect of Convertible Debentures									0.6	2.9	8.5
Effect of Stock Options and Restricted Stock/Units									3.4	3.2	1.9
Diluted Weighted Average Shares									384.8	409.4	422.8
Basic Earnings per Share:
Continuing operations (in dollars per share)	$ 0.78	$ 0.7	$ 0.57	$ 0.64	$ 0.72	$ 0.64	$ 0.55	$ 0.54	$ 2.69	$ 2.45	$ 1.96
Discontinued operations (in dollars per share)									$ 0.8	$ 0.12	$ 0.1
Earnings Per Share, Basic (in dollars per share)	$ 0.77	$ 0.7	$ 1.37	$ 0.65	$ 0.76	$ 0.67	$ 0.58	$ 0.57	$ 3.49	$ 2.57	$ 2.06
Diluted Earnings per Share:
Continuing operations (in dollars per share)	$ 0.78	$ 0.7	$ 0.56	$ 0.63	$ 0.71	$ 0.63	$ 0.54	$ 0.53	$ 2.66	$ 2.41	$ 1.91
Discontinued operations (in dollars per share)									$ 0.8	$ 0.12	$ 0.1
Earnings Per Share, Diluted (in dollars per share)	$ 0.77	$ 0.69	$ 1.36	$ 0.64	$ 0.75	$ 0.66	$ 0.57	$ 0.56	$ 3.46	$ 2.53	$ 2.01
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Stock Options Excluded From Computation Of Earnings Per Share									6.9	8.1	10.9

Debt Outstanding Debt (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Principal Outstanding	$ 6,985	$ 2,103.6
Fair Value Hedge Accounting Adjustments	55	37.3
Unamortized Discount	(12)	(3.8)
Debt Obligations - Carrying Value	7,028	2,137.1
Less: Short-term obligations and current maturities of long-term obligations	1,272.8	105.8
Long-term Obligations	5,755.2	2,031.3
U.S. Commercial Paper Program [Member]
Debt Instrument [Line Items]
Principal Outstanding	900	0
3.25% Senior Subordinated Convertible Notes Due 2024 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.25%
Debt Instrument, Maturity Year	2024
Conversion Price	$ 40.2
Principal Outstanding	0	329.3
Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment	Interest on each of the senior notes is payable semi-annually.
Debt Instrument, Call Feature	Each of the notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest.
2.15% Senior Notes Due 2012 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	2.15%
Debt Instrument, Maturity Year	2012
Effective Interest Rate	0.93%
Principal Outstanding	350	350
2.05% Senior Notes Due 2014 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	2.05%
Debt Instrument, Maturity Year	2014
Effective Interest Rate	1.11%
Principal Outstanding	300	0
3.25% Senior Notes due 2014 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.25%
Debt Instrument, Maturity Year	2014
Effective Interest Rate	1.53%
Principal Outstanding	400	400
3.20% Senior Notes due 2015 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.20%
Debt Instrument, Maturity Year	2015
Effective Interest Rate	1.56%
Principal Outstanding	450	450
5.00% Senior Notes due 2015 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	5.00%
Debt Instrument, Maturity Year	2015
Effective Interest Rate	5.14%
Principal Outstanding	250	250
3.20% Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.20%
Debt Instrument, Maturity Year	2016
Effective Interest Rate	3.21%
Principal Outstanding	900	0
2.25% Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	2.25%
Debt Instrument, Maturity Year	2016
Effective Interest Rate	2.29%
Principal Outstanding	1,000	0
4.70% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	4.70%
Debt Instrument, Maturity Year	2020
Effective Interest Rate	4.70%
Principal Outstanding	300	300
4.50% Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	4.50%
Debt Instrument, Maturity Year	2021
Effective Interest Rate	4.58%
Principal Outstanding	1,000	0
3.60% Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.60%
Debt Instrument, Maturity Year	2021
Effective Interest Rate	4.29%
Principal Outstanding	1,100	0
Other Debt [Member]
Debt Instrument [Line Items]
Principal Outstanding	$ 35	$ 24.3

Debt Future Repayments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Maturities of Long-term Debt [Abstract]
2012	$ 1,268.7
2013	3
2014	702.8
2015	709.1
2016	1,900.5
2017 and thereafter	2,400.9
Total Repayments of Principal	$ 6,985	$ 2,103.6

Debt Short-term Financing (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Minimum [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Maximum [Member]	Dec. 31, 2011 Short-term Credit Facility [Member]	Dec. 31, 2011 Short-term Credit Facility [Member] Minimum [Member]	Dec. 31, 2011 Short-term Credit Facility [Member] Maximum [Member]	Dec. 31, 2011 U.S. Commercial Paper Program [Member]	Dec. 31, 2011 U.S. Commercial Paper Program [Member] Minimum [Member]	Dec. 31, 2011 U.S. Commercial Paper Program [Member] Maximum [Member]	Dec. 31, 2011 U.S. Commercial Paper Program [Member] Weighted Average [Member]	Dec. 31, 2011 Other Debt [Member]	Dec. 31, 2010 Other Debt [Member]
Short-term Financing [Line Items]
Short-term Borrowings													$ 917,100,000	$ 3,700,000
Short-term Borrowings, Weighted Average Interest Rate													0.51%	10.63%
Line of Credit Facility, Remaining Borrowing Capacity			951,000,000										64,600,000
Line of Credit Facility, Maximum Borrowing Capacity			1,000,000,000			1,000,000,000
Line of Credit Facility, Expiration Date			2012-08			2012-06
Line of Credit Facility, Interest Rate Description			The agreement calls for interest at either a LIBOR-based rate or a rate based on the prime lending rate of the agent bank, at the company’s option. The rate at December 31, 2011, was between 0.40% and 1.00% (depending on duration) under the more favorable of the two rates.			Interest on the credit facility would be computed, at the company’s election, based on one of several Federal Funds, Prime or LIBOR-based rates. The most favorable rate at December 31, 2011, was between 1.21% and 1.58% (depending on duration).
Interest Rate at Period End				0.40%	1.00%		1.21%	1.58%		0.38%	0.70%	0.47%
Letters of Credit Outstanding, Amount			49,000,000
Line of Credit Facility, Amount Outstanding						0
Maximum Period to Maturity Allowed Under Program									397 days
Principal Outstanding	$ 6,985,000,000	$ 2,103,600,000							$ 900,000,000
Short-term Debt, Period to Maturity												23 days

Debt Termination of Interest Rate Swap Arrangements (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 5.00% Senior Notes due 2015 [Member]	Dec. 31, 2005 5.00% Senior Notes due 2015 [Member]	Aug. 31, 2011 3.60% Senior Notes Due 2021 [Member]	Dec. 31, 2011 3.60% Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Cash received upon termination of interest rate swaps	$ 63
Debt Instrument, Term					10 years	10 years
Payments for Cash Flow Hedges						59
Net Gain (Loss) From Cash Flow Hedges, Net Of Tax		$ (36.2)	$ (0.8)		$ (2)	$ (37)
Description of Reclassification of Cash Flow Hedge Gain (Loss)				The unfavorable change in the fair value of the hedge upon termination was $2.0 million, net of tax, and was classified as a reduction of accumulated other comprehensive items within shareholders’ equity and is being amortized to interest expense over the term of the debt through 2015.			The company paid $59 million at the termination of this agreement. The unfavorable change in the fair value of the hedge upon termination was $37 million, net of tax, and was classified as a reduction of accumulated other comprehensive items within shareholders’ equity and is being amortized to interest expense over the term of the debt through 2021

Debt Redemptions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Apr. 02, 2011 3.25% Senior Subordinated Convertible Notes Due 2024 [Member]	Dec. 31, 2010 Floating Rate Convertible Senior Debentures due 2033 [Member]	Dec. 31, 2010 6 1/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2009 2.5% Senior Convertible Notes due 2023 [Member]	Dec. 31, 2010 2.5% Senior Convertible Notes due 2023 [Member]	Dec. 31, 2009 6 3/4% Senior Subordinated Notes due 2014 [Member]
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount			$ 329	$ 326		$ 282	$ 13
Extinguishment of Debt, Total Cash Outlay			452	573	515	587	28	317
Gains (Losses) On Extinguishment Of Debt	$ (17)	$ (15)			$ (15)	$ (10)		$ (5)

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leases [Abstract]
Operating Leases, Rent Expense, Net	$ 125.3	$ 128.6	$ 110.4
Operating Leases, Future Minimum Payments Due [Abstract]
2012	112.3
2013	89.4
2014	64.3
2015	46.5
2016	30.4
Thereafter	62.6
Operating Leases, Future Minimum Payments Due, Total	405.5
Unconditional Purchase Obligations [Abstract]
Unrecorded Unconditional Purchase Obligation	240.4
Term of Unrecorded Unconditional Purchase Obligation	the majority of these obligations are expected to be settled during 2012
Guarantor Obligations [Line Items]
Investment Funding Commitment	4.7
Loss Contingency [Abstract]
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Range Of Possible Loss, Minimum	214
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Range Of Possible Loss, Maximum	308
Loss Contingency Accrual, at Carrying Value	159
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Gross	215
Estimated Amount Due from Insurers, Net	89
Estimated Amount Due from Insurers, Undiscounted	124
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Weighted Average Discount Rate	4.67%
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Discount Amount	56
Estimated Amount Due from Insurers, Discount Amount	34
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Net, Discount Amount	22
Loss Contingency Accrual, Product Liability, Gross, Divested Business	9
Accrual for Environmental Loss Contingencies Disclosure [Abstract]
Accrual for Environmental Loss Contingencies, Discount Rate	4.73%
Accrual for Environmental Loss Contingencies, Discount	6
Accrual For Environmental Loss Contingencies, Discount Accretion Period	30 years
Accrual for Environmental Loss Contingencies, Net	21	21
Letters of Credit / Bank Guarantees [Member] | Segment, Operating Activities [Domain]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	117.5
Guarantor Obligations, Term	Substantially all of these letters of credit and guarantees expire before 2020.
Letters of Credit / Bank Guarantees [Member] | Businesses Sold [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	3.7
Surety Bonds and Other Guarantees [Member] | Segment, Operating Activities [Domain]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 59.7
Guarantor Obligations, Term	The expiration of these bonds and guarantees ranges through 2015.

Comprehensive Income and Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Cumulative Translation Adjustment	$ (206.3)	$ 134.5
Net Unrealized Gain on Available-for-sale Investments, Net of Tax	7	3.4
Net Unrealized Losses on Hedging Instruments, Net of Tax	(36.2)	(0.8)
Pension and Other Postretirement Benefit Liability Adjustments, Net of Tax	(164)	(93.5)
Accumulated Other Comprehensive Items	(399.5)	43.6
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	(0.1)	0.1	(0.7)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	(1.3)	(0.2)	(0.2)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net (Gain) Loss Recognized in Net Periodic Benefit Cost, Net of Tax	$ 1.9	$ 1.2	$ 1.1
Class of Stock Disclosures [Abstract]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	38,866,405
Preferred Stock, $100 Par Value - Shares Authorized (in shares)	50,000	50,000
Preferred Stock, $100 Par Value - Par Value (in dollars per share)	$ 100	$ 100
Common Stock, Call or Exercise Features	The company has distributed rights under a shareholder rights plan adopted by the company’s Board of Directors to holders of outstanding shares of the company’s common stock. Each right entitles the holder to purchase one hundred-thousandth of a share (a Unit) of Series B Junior Participating Preferred Stock, $100 par value, at a purchase price of $200 per Unit, subject to adjustment. The rights will not be exercisable until the earlier of (i) 10 business days following a public announcement that a person or group of affiliated or associated persons (an Acquiring Person) has acquired, or obtained the right to acquire, beneficial ownership of 15% or more of the outstanding shares of common stock (the Stock Acquisition Date), or (ii) 10 business days following the commencement of a tender offer or exchange offer for 15% or more of the outstanding shares of common stock. In the event that a person becomes the beneficial owner of 15% or more of the outstanding shares of common stock, except pursuant to an offer for all outstanding shares of common stock that at least 75% of the Board of Directors determines to be fair to, and otherwise in the best interests of, stockholders, each holder of a right (except for the Acquiring Person) will thereafter have the right to receive, upon exercise, that number of shares of common stock (or, in certain circumstances, units of preferred stock, cash, property or other securities of the company) which equals the exercise price of the right divided by one-half of the current market price of the common stock. In the event that, at any time after any person has become an Acquiring Person, (i) the company is acquired in a merger or other business combination transaction in which the company is not the surviving corporation or its common stock is changed or exchanged (other than a merger that follows an offer approved by the Board of Directors), or (ii) 50% or more of the company’s assets or earning power is sold or transferred, each holder of a right (except for the Acquiring Person) shall thereafter have the right to receive, upon exercise, the number of shares of common stock of the acquiring company that equals the exercise price of the right divided by one-half of the current market price of such common stock. At any time until the Stock Acquisition Date, the company may redeem the rights in whole, but not in part, at a price of $.01 per right (payable in cash or stock). The rights expire on September 29, 2015, unless earlier redeemed or exchanged.

Fair Value Measurements, Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash equivalents	$ 377.1	$ 301.6
Investments in mutual funds, unit trusts and other similar instruments	35.6	36.3
Insurance contracts	56.7	42.6
Auction rate securities	4.3	4.6
Derivative contracts	0.9	40.1
Total Assets	474.6	425.2
Liabilities
Derivative contracts	1.2	3.5
Contingent consideration	1.7	28.7
Total Liabilities	2.9	32.2
Quoted Prices in Active Markets (Level I) [Member]
Assets
Cash equivalents	377.1	301.6
Investments in mutual funds, unit trusts and other similar instruments	35.6	36.3
Total Assets	412.7	337.9
Significant Other Observable Inputs (Level 2) [Member]
Assets
Insurance contracts	56.7	42.6
Derivative contracts	0.9	40.1
Total Assets	57.6	82.7
Liabilities
Derivative contracts	1.2	3.5
Total Liabilities	1.2	3.5
Significant Unobservable Inputs (Level 3) [Member]
Assets
Auction rate securities	4.3	4.6
Total Assets	4.3	4.6
Liabilities
Contingent consideration	1.7	28.7
Total Liabilities	$ 1.7	$ 28.7

Fair Value Measurements, Available-for-sale Securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Market Value	$ 39.9	$ 36.6
Cost Basis	30	31.4
Gross Unrealized Gains	10.4	5.9
Gross Unrealized Losses	0.5	0.7
Trading Securities		4.3
Mutual Fund and Unit Trust Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Market Value	35.6	32
Cost Basis	25.2	26.1
Gross Unrealized Gains	10.4	5.9
Gross Unrealized Losses	0	0
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Market Value	4.3	4.6
Cost Basis	4.8	5.3
Gross Unrealized Gains	0	0
Gross Unrealized Losses	$ 0.5	$ 0.7

Fair Value Measurements, Level 3 Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 28.7	$ 0.6
Additions	1.4	23.5
Payments	(27.3)	(0.7)
Change in fair value included in earnings	(1.2)	5.2
Currency translation	0.1	0.1
Ending Balance	1.7	28.7
Auction Rate Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	4.6	5.4
Sale of securities	(0.6)	(0.7)
Total unrealized gains (losses) included in other comprehensive income	0.3	(0.1)
Ending Balance	$ 4.3	$ 4.6

Fair Value Measurements, Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Interest Rate Swaps [Member] Derivatives Designated as Fair Value Hedges	Dec. 31, 2010 Interest Rate Swaps [Member] Derivatives Designated as Fair Value Hedges	Dec. 31, 2011 Interest Rate Swaps [Member] Designated as Hedging Instrument [Member] Other Assets [Member]	Dec. 31, 2010 Interest Rate Swaps [Member] Designated as Hedging Instrument [Member] Other Assets [Member]	Dec. 31, 2011 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges	Dec. 31, 2010 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges	Dec. 31, 2011 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges Other Current Assets [Member]	Dec. 31, 2010 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges Other Current Assets [Member]	Dec. 31, 2011 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges Accrued Expense [Member]	Dec. 31, 2010 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges Accrued Expense [Member]	Dec. 31, 2011 Foreign Exchange Forward Contracts [Member]	May 19, 2011 Foreign Exchange Forward Contracts [Member]
Derivatives Fair Value [Line Items]
Notional Amount Of Derivatives	$ 449	$ 1,780												$ 2,340
Fair Value - Assets
Derivative Asset, Fair Value	0.9	40.1			0	37.3			0.9	2.8
Fair Value - Liabilities
Derivative Liability, Fair Value	1.2	3.5									1.2	3.5
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized			$ 16.5	$ 20.3			$ 47.2	$ 35.8					$ 28

Fair Value of Other Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Financial Instruments [Abstract]
Notes Receivable - Carrying Value	$ 6.5	$ 7.4
Notes Receivable - Fair Value	6.5	7.4
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	7,028	2,137.1
Debt Obligations - Fair Value	7,389.6	2,292
Convertible obligations [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	0	327.9
Debt Obligations - Fair Value	0	461.4
Senior Notes [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	6,093	1,784.9
Debt Obligations - Fair Value	6,454.6	1,806.3
Commercial paper [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	900	0
Debt Obligations - Fair Value	900	0
Other Debt [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	35	24.3
Debt Obligations - Fair Value	$ 35	$ 24.3

Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information [Abstract]
Cash Paid For Interest	$ 120.6	$ 82.5	$ 99.6
Cash Paid For Income Taxes - Continuing Operations	352.9	339	301.3
Cash Paid For Income Taxes - Discontinued Operations	149.1	31.4	28.5
Non-cash Activities [Abstract]
Fair value of assets of acquired businesses and product lines	7,043	805	825.3
Cash paid for acquired businesses and product lines	(5,898.8)	(651.5)	(623.7)
Fair value of liabilities assumed of acquired businesses and product lines	1,144.2	153.5	201.6
Issuance of restricted stock	0	1.4	1.1
Issuance of stock upon vesting of restricted stock units	$ 22.7	$ 16.3	$ 7

Restructuring and Other Costs, Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 29, 2012
Restructuring And Other Costs, Net Disclosure
Identified Future Restructuring Costs												$ 50
Restructuring Reserve [Line Items]
Cost of Revenues									72.6	13.2	6.7
Selling, General and Administrative Expenses									61.5	3	1.5
Restructuring and Other Costs, Net									96.5	60.2	58.9
Total Restructuring and Other Costs, Net	59.7	56.5	93.2	21.2	30.1	12.5	11	22.8	230.6	76.4	67.1
Restructuring and Related Costs, Non-Cash Costs (Income), Net									15	27	(1)
Analytical Technologies [Member]
Restructuring Reserve [Line Items]
Cost of Revenues									30.5	7.9	1.8
Selling, General and Administrative Expenses									34.5	14.9
Restructuring and Other Costs, Net									54.3	28.9	28.8
Total Restructuring and Other Costs, Net									119.3	51.7	30.6
Restructuring and Related Costs, Cash Costs									48.9	12.6	28.8
Restructuring and Related Costs, Non-Cash Costs (Income), Net									5.4
Impairment of Acquisition-related Intangible Assets										16.3
Analytical Technologies [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									19.3	8.4	21.9
Restructuring Severance, Number of Positions Eliminated (employees)									460	125	320
Analytical Technologies [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									7	2.3	4.2
Analytical Technologies [Member] | Other Restructuring [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									1.4	1.9	2.7
Analytical Technologies [Member] | Dionex Monetized Equity Awards [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									21.2
Specialty Diagnostics [Member]
Restructuring Reserve [Line Items]
Cost of Revenues									39	3.3	2.9
Selling, General and Administrative Expenses									24	(0.8)	2.1
Restructuring and Other Costs, Net									8.4	8.2	7.2
Total Restructuring and Other Costs, Net									71.4	10.7	12.2
Restructuring and Related Costs, Cash Costs									8	6.8	11.7
Restructuring and Related Costs, Non-Cash Costs (Income), Net									0.4	1.4	(4.5)
Asset Writedowns									1.2
Loss (Gain) due to Pension Plan Settlements and Curtailments									(0.8)		2.5
Specialty Diagnostics [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									6.7	4.9	8.3
Restructuring Severance, Number of Positions Eliminated (employees)									80	45	200
Specialty Diagnostics [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									0.7	0.9	1.3
Specialty Diagnostics [Member] | Other Restructuring [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									0.6	1	2.1
Laboratory Products and Services [Member]
Restructuring Reserve [Line Items]
Cost of Revenues									3.1	2	2
Selling, General and Administrative Expenses									0	(0.2)	(0.6)
Restructuring and Other Costs, Net									31.7	22.7	21
Total Restructuring and Other Costs, Net									34.8	24.5	22.4
Restructuring and Related Costs, Cash Costs									22	13.6	17.2
Restructuring and Related Costs, Non-Cash Costs (Income), Net									9.7	9.1	3.8
Laboratory Products and Services [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									15.6	4.7	13.2
Restructuring Severance, Number of Positions Eliminated (employees)									750	75	360
Laboratory Products and Services [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									4.2	3.8	1.1
Laboratory Products and Services [Member] | Other Restructuring [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									2.2	5.1	2.9
Corporate [Member]
Restructuring Reserve [Line Items]
Selling, General and Administrative Expenses									3	(10.9)
Restructuring and Other Costs, Net									2.1	0.4	1.9
Total Restructuring and Other Costs, Net									5.1	(10.5)	1.9
Restructuring and Related Costs, Cash Costs											2.1
Loss (Gain) on Sale of Property, Plant and Equipment, Net											(0.2)
Corporate [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									$ 2.1

Restructuring Reserves (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Severance [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2012
Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2018
Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2012
Pre-2010 Restructuring Plans [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	$ 11.9	$ 30.9	$ 20.8
Costs incurred	3.1	19	65.2
Reserves reversed	(0.6)	(3.5)	(5.3)
Payments	(8.7)	(33.3)	(50.2)
Currency translation	0.1	(1.2)	0.4
Ending balance	5.8	11.9	30.9
Pre-2010 Restructuring Plans [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	7.1	22.2	12.4
Costs incurred	0.8	8.7	47.4
Reserves reversed	(0.5)	(2.3)	(3.2)
Payments	(5)	(20.4)	(34.3)
Currency translation	0.1	(1.1)	(0.1)
Ending balance	2.5	7.1	22.2
Pre-2010 Restructuring Plans [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	4.8	6.6	6.2
Costs incurred	2.1	5.4	9.7
Reserves reversed	0	(0.8)	(1.8)
Payments	(3.6)	(6.4)	(7.9)
Currency translation	0	0	0.4
Ending balance	3.3	4.8	6.6
Pre-2010 Restructuring Plans [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	0	2.1	2.2
Costs incurred	0.2	4.9	8.1
Reserves reversed	(0.1)	(0.4)	(0.3)
Payments	(0.1)	(6.5)	(8)
Currency translation	0	(0.1)	0.1
Ending balance	0	0	2.1
2010 Restructuring Plans [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	4.1
Costs incurred	2.7	17.9
Payments	(5.1)	(13.9)
Currency translation	(0.1)	0.1
Ending balance	1.6	4.1
2010 Restructuring Plans [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	3.1
Costs incurred	2.1	11.8
Payments	(4)	(8.8)
Currency translation	0	0.1
Ending balance	1.2	3.1
2010 Restructuring Plans [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	0.9
Costs incurred	0.1	2.4
Payments	(0.6)	(1.6)
Currency translation	(0.1)	0.1
Ending balance	0.3	0.9
2010 Restructuring Plans [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	0.1
Costs incurred	0.5	3.7
Payments	(0.5)	(3.5)
Currency translation	0	(0.1)
Ending balance	0.1	0.1
2011 Restructuring Plans [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	75.8
Payments	(55.2)
Currency translation	(0.4)
Ending balance	20.2
2011 Restructuring Plans [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	41.3
Payments	(27.9)
Currency translation	(0.5)
Ending balance	12.9
2011 Restructuring Plans [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	9.7
Payments	(6.2)
Currency translation	0.1
Ending balance	3.6
2011 Restructuring Plans [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	24.8
Payments	(21.1)
Currency translation	0
Ending balance	$ 3.7

Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operations [Abstract]
Discontinued Operations, Product Line Retained, Revenue	$ 4
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation Gain (Loss) on Disposal, Net of Tax	304.8	2.5	(1)
Laboratory Workstations Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	179.6	185.8	179
Pre-tax Income (Loss)	$ (6.2)	$ 18	$ 26.6

Unaudited Quarterly Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unaudited Quarterly Information [Abstract]
Revenues	$ 3,089.3	$ 2,932.9	$ 2,854	$ 2,682.6	$ 2,675.1	$ 2,577.1	$ 2,555.6	$ 2,585.3	$ 11,558.8	$ 10,393.1	$ 9,741
Gross Profit	1,297.8	1,218.9	1,161	1,116.3	1,112.4	1,050	1,040.4	1,058.7
Income from Continuing Operations	292.5	266.3	217.1	247.5	282.9	254.5	226	222.7	1,023.4	986.1	807.1
Net income	288.9	265.4	523.4	252.2	297.5	268.5	237.3	232.3	1,329.9	1,035.6	850.3
Earnings per Share from Continuing Operations [Abstract]
Basic (in dollars per share)	$ 0.78	$ 0.7	$ 0.57	$ 0.64	$ 0.72	$ 0.64	$ 0.55	$ 0.54	$ 2.69	$ 2.45	$ 1.96
Diluted (in dollars per share)	$ 0.78	$ 0.7	$ 0.56	$ 0.63	$ 0.71	$ 0.63	$ 0.54	$ 0.53	$ 2.66	$ 2.41	$ 1.91
Earnings per Share
Basic (in dollars per share)	$ 0.77	$ 0.7	$ 1.37	$ 0.65	$ 0.76	$ 0.67	$ 0.58	$ 0.57	$ 3.49	$ 2.57	$ 2.06
Diluted (in dollars per share)	$ 0.77	$ 0.69	$ 1.36	$ 0.64	$ 0.75	$ 0.66	$ 0.57	$ 0.56	$ 3.46	$ 2.53	$ 2.01
Total Restructuring and Other Costs (Income), Net	59.7	56.5	93.2	21.2	30.1	12.5	11	22.8	230.6	76.4	67.1
Income (Loss) from Discontinued Operations, Net of Tax	$ (3.6)	$ (0.9)	$ 306.3	$ 4.7	$ 14.6	$ 14	$ 11.3	$ 9.6

Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement in Valuation Allowances and Reserves [Roll Forward]
Restructuring and Related Costs, Non-Cash Costs	$ 15	$ 27	$ (1)
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	39.2	46.2	41.9
Provision Charged to Expense	11.2	2.1	7.2
Accounts Recovered	0.2	0.3	1
Deductions	(5.7)	(10.1)	(6.4)
Other Adjustments	20.9	0.7	2.5
Balance at End of Year	65.8	39.2	46.2
Accrued Restructuring Costs [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	16	30.9	20.8
Provision Charged to Expense	81	33.4	59.9
Deductions	(69)	(47.2)	(50.2)
Other Adjustments	(0.4)	(1.1)	0.4
Balance at End of Year	$ 27.6	$ 16	$ 30.9